                                       [LOGO OF SAFECO(R) CORPORATION]

________________________________________________________________________________

                                       SAFECO Mutual Funds
                                       Semiannual Report
________________________________________________________________________________


Class A, B and C Shares                June 30, 2001
________________________________________________________________________________

                                       SAFECO Stock Funds

                                       Growth Opportunities Fund               1

                                       Equity Fund                             5

                                       Dividend Income Fund                    9

                                       Northwest Fund                         13

                                       International Stock Fund               17

                                       Balanced Fund                          22

                                       Small Company Value Fund               27

                                       U.S. Value Fund                        31

                                       SAFECO Taxable Bond Funds

                                       High-Yield Bond Fund                   35

                                       Intermediate-Term U.S. Treasury Fund   39

                                       GNMA Fund                              41

                                       Managed Bond Fund                      43

                                       SAFECO Tax-Exempt Bond Funds

                                       California Tax-Free Income Fund        47

                                       Municipal Bond Fund                    51

                                       SAFECO Money Market Fund

                                       Money Market Fund                      58

Report From the Fund Manager
SAFECO Growth Opportunities Fund
June 30, 2001



[PHOTO] Thomas M. Maguire

In the first half of 2001, the type of stocks favored by SAFECO Growth Opportunities Fund prevailed, and the Fund widely outperformed the S&P 500 and the Russell 2000 Indexes.

Our medical products and suppliers delivered strong returns. I like these areas because, no matter what the economy does, people need health care. Serologicals (supplier to drug manufacturers) and ESC Medical Systems (lasers for cosmetic surgery) were big contributors in the first and second quarters. Conceptus climbed into our top ten when its nonsurgical tubal ligation (STOP) product moved into late stage trials. The STOP device has already been approved and launched in Australia.

Elizabeth Arden moved up when French Fragrances took its name in an acquisition that added to earnings. Investors returned to beleaguered Rent-Way, and its stock price is beginning to reflect the company's potential for recovery. Meanwhile, bill collector NCO Group continues to benefit from unprecedented levels of consumer debt.

Given that small caps generally lead out of a recession, and I look for that to happen in the second half of 2001, I've bought a basket of cyclical and "growthier" names. These range from emerging pharmaceutical companies to Palm. I also expect MICROS Systems (point-of-sale inventory control) to be a leader in a recovery.

In closing, I am enthused that the market and I seem, once again, to be in agreement on what constitutes a winning stock: cheaper companies that have earnings and are growing them.

Thomas M. Maguire

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a vice president. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Growth Opportunities Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
-------------------------------------------------------------------------------
                                                  With Sales Charge
Average Annual Total Return for the    ----------------------------------------
periods ended June 30, 2001            Six Month*     1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
    Class A                              18.72%      15.71%     15.15%  14.47%
    Class B                              20.49%      17.13%     15.46%  14.74%
    Class C                              24.46%      21.04%     15.67%  14.73%
S&P 500 Index                             N/A          N/A        N/A    N/A
Russell 2000 Index                        N/A          N/A        N/A    N/A
Lipper, Inc. (Small-Cap Core Funds)       N/A          N/A        N/A    N/A
*Not Annualized
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                  Without Sales Charge
Average Annual Total Return for the    ----------------------------------------
periods ended June 30, 2001            Six Month*     1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
    Class A                              25.95%      22.79%     16.52%  15.15%
    Class B                              25.49%      22.13%     15.69%  14.74%
    Class C                              25.46%      22.04%     15.67%  14.73%
S&P 500 Index                            (6.69)%    (18.41)%    14.48%  15.09%
Russell 2000 Index                        6.80%       0.75%      9.70%  13.49%
Lipper, Inc. (Small-Cap Core Funds)       8.16%       8.25%     12.50%  13.59%
*Not Annualized
-------------------------------------------------------------------------------

                                                                   Russell
Date               CLASS A     CLASS B     CLASS C     S&P 500   2000 Index
----               -------     -------     -------     -------   ----------
 6/30/91            9,425      10,000      10,000      10,000      10,000
 7/31/91           10,307      10,936      10,936      10,466      10,350
 8/31/91           10,717      11,371      11,371      10,713      10,732
 9/30/91           10,782      11,440      11,440      10,534      10,816
10/31/91           11,106      11,784      11,784      10,675      11,101
11/30/91           10,169      10,790      10,790      10,246      10,587
12/31/91           11,114      11,792      11,792      11,416      11,434
 1/31/92           11,928      12,655      12,655      11,203      12,361
 2/29/92           11,843      12,565      12,565      11,348      12,722
 3/31/92           10,962      11,631      11,631      11,128      12,313
 4/30/92           10,283      10,910      10,910      11,454      11,881
 5/31/92           10,028      10,639      10,639      11,510      12,039
 6/30/92            9,257       9,821       9,821      11,339      11,473
 7/31/92            9,645      10,234      10,234      11,802      11,872
 8/31/92            9,099       9,654       9,654      11,561      11,536
 9/30/92            8,859       9,400       9,400      11,697      11,801
10/31/92            9,233       9,796       9,796      11,737      12,174
11/30/92           10,399      11,033      11,033      12,135      13,107
12/31/92           10,773      11,430      11,430      12,284      13,563
 1/31/93           11,223      11,907      11,907      12,387      14,021
 2/28/93           10,475      11,114      11,114      12,556      13,698
 3/31/93           10,887      11,551      11,551      12,820      14,141
 4/30/93           10,215      10,838      10,838      12,511      13,752
 5/31/93           10,741      11,396      11,396      12,844      14,360
 6/30/93           11,077      11,753      11,753      12,882      14,449
 7/31/93           11,039      11,712      11,712      12,830      14,649
 8/31/93           11,749      12,465      12,465      13,316      15,282
 9/30/93           12,264      13,012      13,012      13,211      15,712
10/31/93           12,577      13,344      13,344      13,484      16,118
11/30/93           12,047      12,782      12,782      13,356      15,592
12/31/93           13,163      13,966      13,966      13,517      16,126
 1/31/94           13,872      14,718      14,718      13,976      16,630
 2/28/94           13,209      14,015      14,015      13,597      16,571
 3/31/94           12,547      13,312      13,312      13,006      15,697
 4/30/94           12,881      13,667      13,667      13,172      15,790
 5/31/94           12,999      13,792      13,792      13,388      15,611
 6/30/94           12,035      12,769      12,769      13,060      15,085
 7/31/94           12,304      13,054      13,054      13,489      15,333
 8/31/94           13,072      13,869      13,869      14,041      16,187
 9/30/94           12,740      13,517      13,517      13,698      16,132
10/31/94           12,924      13,712      13,712      14,005      16,067
11/30/94           12,571      13,338      13,338      13,495      15,418
12/31/94           12,950      13,740      13,740      13,695      15,831
 1/31/95           12,751      13,528      13,528      14,050      15,632
 2/28/95           13,452      14,272      14,272      14,597      16,282
 3/31/95           13,400      14,217      14,217      15,027      16,561
 4/30/95           13,466      14,288      14,288      15,469      16,928
 5/31/95           14,005      14,859      14,859      16,086      17,219
 6/30/95           14,853      15,759      15,759      16,460      18,113
 7/31/95           15,377      16,315      16,315      17,005      19,156
 8/31/95           15,326      16,260      16,260      17,048      19,553
 9/30/95           15,789      16,752      16,752      17,767      19,903
10/31/95           15,719      16,678      16,678      17,703      19,013
11/30/95           15,879      16,847      16,847      18,480      19,812
12/31/95           16,330      17,326      17,326      18,836      20,335
 1/31/96           16,935      17,968      17,968      19,476      20,312
 2/29/96           17,570      18,642      18,642      19,657      20,946
 3/31/96           17,302      18,357      18,357      19,846      21,373
 4/31/96           18,038      19,138      19,138      20,139      22,517
 5/31/96           18,804      19,951      19,951      20,657      23,404
 6/30/96           17,988      19,085      19,085      20,736      22,442
 7/31/96           16,213      17,202      17,202      19,820      20,483
 8/31/96           17,181      18,229      18,229      20,239      21,673
 9/30/96           18,025      19,124      19,124      21,377      22,521
10/31/96           18,410      19,520      19,520      21,967      22,174
11/30/96           19,122      20,263      20,263      23,626      23,087
12/31/96           20,070      21,257      21,257      23,158      23,692
 1/31/97           21,785      23,064      23,064      24,603      24,166
 2/28/97           21,206      22,437      22,437      24,797      23,579
 3/31/97           20,449      21,621      21,621      23,780      22,466
 4/30/97           19,491      20,605      20,605      25,198      22,529
 5/31/97           22,447      23,717      23,717      26,731      25,036
 6/30/97           24,304      25,662      25,662      27,928      26,110
 7/31/97           25,723      27,142      27,142      30,150      27,324
 8/31/97           26,634      28,084      28,084      28,462      27,950
 9/30/97           28,775      30,317      30,317      30,020      29,996
10/31/97           28,231      29,740      29,740      29,018      28,679
11/30/97           29,461      31,007      31,007      30,361      28,493
12/31/97           30,027      31,608      31,608      30,882      28,991
 1/31/98           30,456      32,007      32,007      31,223      28,533
 2/28/98           33,514      35,184      35,184      33,473      30,642
 3/31/98           35,579      37,320      37,320      35,186      31,904
 4/30/98           36,934      38,731      38,731      35,540      32,080
 5/31/98           35,190      36,879      36,879      34,930      30,351
 6/30/98           35,164      36,822      36,822      36,348      30,415
 7/31/98           33,407      34,927      34,927      35,962      27,951
 8/31/98           25,293      26,438      26,438      30,768      22,523
 9/30/98           26,232      27,392      27,392      32,739      24,286
10/31/98           28,324      29,529      29,529      35,399      25,277
11/30/98           29,772      31,010      31,010      37,544      26,602
12/31/98           31,368      32,677      32,677      39,706      28,248
 1/31/99           32,088      33,398      33,398      41,367      28,624
 2/28/99           28,309      29,455      29,455      40,081      26,306
 3/31/99           28,461      29,572      29,572      41,685      26,716
 4/30/99           28,904      30,014      30,014      43,299      29,110
 5/31/99           28,309      29,381      29,381      42,277      29,535
 6/30/99           29,361      30,455      30,455      44,623      30,870
 7/31/99           28,461      29,499      29,499      43,230      30,024
 8/31/99           27,437      28,410      28,410      43,015      28,913
 9/30/99           27,520      28,469      28,469      41,836      28,919
10/31/99           27,852      28,793      28,793      44,483      29,037
11/30/99           29,029      29,984      29,984      45,390      30,771
12/31/99           32,130      33,206      33,206      48,062      34,254
 1/31/00           30,261      31,264      31,264      45,647      33,703
 2/29/00           33,694      34,795      34,795      44,783      39,267
 3/31/00           35,341      36,458      36,458      49,165      36,679
 4/30/00           33,334      34,339      34,339      47,681      34,471
 5/31/00           29,375      30,249      30,249      46,703      32,462
 6/30/00           31,465      32,382      32,382      47,854      35,292
 7/31/00           31,756      32,662      32,647      47,110      34,156
 8/31/00           34,511      35,472      35,457      50,036      36,762
 9/30/00           33,500      34,398      34,383      47,395      35,681
10/31/00           32,780      33,648      33,633      47,194      34,090
11/30/00           29,735      30,514      30,499      43,473      30,589
12/31/00           30,676      31,514      31,500      43,687      33,216
 1/31/01           33,985      34,884      34,869      45,237      34,947
 2/28/01           30,745      31,544      31,529      41,112      32,654
 3/31/01           28,752      29,484      29,469      38,508      31,057
 4/30/01           31,479      32,265      32,250      41,500      33,486
 5/31/01           35,244      36,105      36,075      41,778      34,310
 6/30/01           38,636      39,548      39,518      40,761      35,524

Investment Values:

SAFECO Growth Opportunities Fund
Class A  $38,636
Class B  $39,548
Class C  $39,518

S&P 500 Index $40,761

Russell 2000 Index $35,524

The performance graph compares a hypothetical $10,000 investment in Classes A, B and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operation expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                     Percent of
 TOP FIVE INDUSTRIES                 Net Assets
-----------------------------------------------
 Diversified Commercial Services         14%
 Health Care Equipment                   12
 Biotechnology                           10
 Application Software                    10
 Diversified Financial Services           7

                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
-----------------------------------------------
 NCO Group, Inc.                        7.1%
  (Diversified Commercial Services)
 PolyMedica Corp.                       5.3
  (Health Care Supplies)
 United Stationers, Inc.                3.4
  (Office Services & Supplies)
 Rent-Way, Inc.                         3.2
  (Diversified Financial Services)
 ESC Medical Systems, Ltd.              3.2
  (Health Care Equipment)
 Iron Mountain, Inc.                    3.0
  (Diversified Commercial Services)
 MICROS Systems, Inc.                   3.0
  (Application Software)
 Serologicals Corp.                     2.7
  (Biotechnology)
 Elizabeth Arden, Inc.                  2.5
  (Personal Products)
 Western Wireless Corp. (Class A)       2.3
  (Wireless Telecom. Services)

TOP FIVE PURCHASES
                                         Cost
For the Period Ended June 30, 2001     (000's)
-----------------------------------------------
Western Wireless Corp. (Class A)       $21,659
Palm, Inc.                              16,433
ESC Medical Systems, Ltd.               16,371
PolyMedica Corp.                        12,997
iShare Russell Growth Index Fund        12,925

TOP FIVE SALES
                                       Proceeds
For the Period Ended June 30, 2001     (000's)
-----------------------------------------------
Rent-A-Center, Inc                     $22,268
Wet Seal, Inc. (Class A)                18,411
Serologicals Corp.                      18,077
Elan Corp., plc (ADR)                   16,196
American Healthways, Inc.               14,878

WEIGHTINGS AS A PERCENT
OF NET ASSETS
---------------------------------------------------------

                       [PIE CHART]

1 Small - Common Stocks:  (Less than $1.5 Bil.)     80.6%
2 Cash & Other:                                      9.5%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      8.6%
4 Large - Common Stocks:  ($4 Bil. and above)        1.3%

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of June 30, 2001
(Unaudited)



                                                                       Value
 SHARES OR PRINCIPAL AMOUNT                                          (000's)
----------------------------------------------------------------------------
 COMMON STOCKS--86.6%

 Application Software--9.8%
    779,800 *  Aspen Technology, Inc.                               $ 18,871
    436,400 *  CryptoLogic, Inc.                                       9,946
  1,098,652 *  J.D. Edwards & Co.                                     15,535
  1,233,828 *+ MICROS Systems, Inc.                                   27,144
    575,200 *+ PLATO Learning, Inc.                                   17,802

 Banks--1.4%
    383,735    Doral Financial Corp.                                  13,162

 Biotechnology--9.6%
    448,100 *  Applied Molecular Evolution, Inc.                       5,592
  1,150,000 *  AtheroGenics, Inc. (Illiquid)                           6,210
               (acquired 6/15/01)**++
    105,000 *  Bio-Technology General Corp.                            1,376
    475,000 *  Cellegy Pharmaceuticals, Inc. (Illiquid) (acquired      2,941
               6/06/01)**++
    449,400 *  Ista Pharmaceuticals, Inc.                              1,461
    953,200 *+ North American Scientific, Inc.                        13,821
    764,100 *  Novavax, Inc.                                           8,405
    417,000 *  Pain Therapeutics, Inc.                                 3,190
    370,600 *  SangStat Medical Corp.                                  6,070
  1,173,456 *  Serologicals Corp.                                     25,042
    861,000 *+ SpectRx, Inc. (Illiquid)                                6,401
               (acquired 5/31/01)**++
    522,600 *  SuperGen, Inc.                                          7,698

 Broadcasting & Cable TV--0.3%
    118,500 *  ValueVision International, Inc.                         2,577
               (Class A)

 Casinos & Gaming--1.4%
    201,900 *  Anchor Gaming                                          13,047

 Catalog Retail--0.5%
    479,500 *+ Concepts Direct, Inc.                                   1,486
    662,400 *+ Provell, Inc.                                           2,716

 Computer Hardware--1.5%
  2,323,000    Palm, Inc.                                             14,101

 Consumer Finance--0.0%
    259,600 *+ Towne Services, Inc.                                      223

 Diversified Commercial Services--14.0%
    323,400    Central Parking Corp.                                   6,048
    396,600 *  FirstService Corp.                                      8,963
    594,500 *+ FTI Consulting, Inc.                                   12,960
    618,520 *  Iron Mountain, Inc.                                    27,734
  2,103,952 *+ NCO Group, Inc.                                        65,075
    608,400 *  ResortQuest International, Inc.                         6,997

 Diversified Financial Services--4.3%
     66,300 *  Instinet Group, Inc.                                    1,236
  2,695,700 *+ Rent-Way, Inc.                                         29,383

 Environmental Services--0.3%
    270,900 *  Newpark Resources, Inc.                                 3,007

 Footwear--0.9%
    456,000 *  Steven Madden, Ltd.                                     8,331

 Health Care Equipment--11.4%
    153,900 *  ABIOMED, Inc.                                           3,629
    329,000 *  Aksys, Ltd.                                             3,418
  1,418,400 *+ Conceptus, Inc.                                        21,276
  1,068,500 *+ Endocare, Inc.                                         17,085
  1,016,300 *  ESC Medical Systems, Ltd.                              29,320
    301,800 *  INAMED Corp.                                            7,379
    560,550 *+ Lifeline Systems, Inc.                                 11,076
    490,300 *+ Physiometrix, Inc.                                      1,471
    416,000 *  SonoSite, Inc.                                          8,070
    411,200 *  STAAR Surgical Co.                                      1,986

 Health Care Facilities--2.7%
    599,475 +  Matria Healthcare, Inc.                                 9,436
    109,700 *  Novametrix Medical Systems, Inc.                          659
  1,226,300 *+ Prime Medical Services, Inc.                            5,531
  1,072,700 *  Res-Care, Inc.                                          8,861

 Health Care Supplies--5.5%
    296,000 *  AeroGen, Inc.                                           1,995
  1,197,700 *+ PolyMedica Corp.                                       48,507

 Home Furnishings--0.2%
    233,700 *  Rainbow Rentals, Inc.                                   1,636

 Internet Software & Services--4.0%
    534,000 *  Centra Software, Inc.                                   9,073
  2,365,188 *  InfoSpace, Inc.                                         9,082
     70,000 *  IntraNet Solutions, Inc.                                2,664
    777,200 *  Websense, Inc.                                         15,544

 IT Consulting & Services--0.2%
    221,300 *  CIBER, Inc.                                             2,102

 Office Services & Supplies--3.4%
    997,000 *  United Stationers, Inc.                                31,465

 Paper Packaging--1.0%
    655,800    Intertape Polymer Group, Inc.                           8,912

 Personal Products--3.6%
    943,800 *+ Elizabeth Arden, Inc.                                  23,038
  1,149,300 *  Nu Skin Enterprises, Inc. (Class A)                     9,769

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of June 30, 2001
(Unaudited)

                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 Pharmaceuticals--3.6%
    216,735 *  Emisphere Technologies, Inc.                        $  6,301
    650,100 *  First Horizon Pharmaceutical Corp.                    20,868
    435,000 *+ Nastech Pharmaceutical Co., Inc.                       4,285
     65,000 *  XOMA, Ltd.                                             1,109

 Property & Casualty Insurance--0.6%
    465,000    Vesta Insurance Group, Inc.                            5,092

 Publishing & Printing--0.3%
    634,700 *  Mail-Well, Inc.                                        2,697

 Restaurants--0.3%
    257,500 *  NPC International, Inc.                                2,781

 Semiconductors--0.6%
    211,900 *  PSi Technologies Holdings, Inc.                        1,271
               (ADR)
  1,162,800 *  SONICblue, Inc.                                        3,837

 Specialty Chemicals--0.0%
     16,000 *  Eden Bioscience Corp.                                    160

 Specialty Stores--0.7%
    202,200    Claire's Stores, Inc.                                  3,915
    542,213 *+ Harold's Stores, Inc.                                  1,627
    710,000 *+ TRM Copy Centers Corp.                                 1,207

 Systems Software--1.3%
    355,000 *  NYFIX, Inc.                                           11,342
    831,700 *+ Sphinx International, Inc.                               790
               (Illiquid)

 Telecommunications Equipment--0.7%
    123,500 *  ADTRAN, Inc.                                           2,532
    465,000 *  Innotrac Corp.                                         3,488

 Wireless Telecommunications Services--3.5%
    487,130    Deutsche Telekom AG (ADR)                             10,936
    496,300 *  Western Wireless Corp. (Class A)                      21,341
                                                                   --------
 TOTAL COMMON STOCKS                                                793,114
                                                                   --------

 INDEXED SECURITIES--3.9%
    200,000    iShares Russell 2000 Growth Index Fund                12,740
    100,000    iShares Russell 2000 Index Fund                       10,170
    100,000    iShares Russell 2000 Value Index Fund                 12,900
                                                                   --------
 TOTAL INDEXED SECURITIES                                            35,810
                                                                   --------

 WARRANTS--0.5%

 Biotechnology--0.2%
    175,000 * Novavax, Inc.++                                           874
    172,200 * SpectRx, Inc. (Illiquid) (acquired 5/31/01)**++           749

 Health Care Equipment--0.1%
     92,625 * Endocare, Inc.++                                        1,149

 Pharmaceuticals--0.2%
    217,500 * Nastech Pharmaceutical Co., Inc.++                      1,671
                                                                   --------
 TOTAL WARRANTS                                                       4,443
                                                                   --------

 CASH EQUIVALENTS--8.0%

 Investment Companies
 43,518,593   AIM Short-Term Investments Co. Liquid Assets Money     43,519
              Market Portfolio (Institutional Shares)
 29,498,984   J.P. Morgan Institutional Prime Money Market           29,499
                                                                   --------
 TOTAL CASH EQUIVALENTS                                              73,018
                                                                   --------

 TOTAL INVESTMENTS--99.0%                                           906,385

 Other Assets, less Liabilities                                       9,577
                                                                   --------
 NET ASSETS                                                        $915,962
                                                                   ========

 * Non-income producing security.
** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $14,714,000 and the total value is 1.78% of net assets.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $262,077,000.
++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Equity Fund
June 30, 2001



[PHOTO] Richard Meagley

SAFECO Equity Fund's blend of defensive characteristics and growth potential has kept the Fund ahead of the S&P 500 Index for the six and twelve months ended June 30. Still, the Fund and Index shared a number of decliners. Year to date, Nortel and Tellabs declined by approximately two-thirds; Cisco declined by slightly over one-half; and CVS, Interpublic and Merck fell roughly one-third.

On the plus side, Washington Mutual, Microsoft, AOL, Duke Energy, IBM and Bank of America turned in strong performances. I made major sales of Washington Mutual and GE to keep those position sizes in check. I exited Freddie Mac when it became fully valued and eliminated JDS Uniphase when its outlook deteriorated.

In the first quarter, we bought SBC Communications as a safer harbor in telecommunications and chose El Paso Corp. (natural gas and pipelines) and Duke Energy (electricity generation) for being "growthier" utilities. I bought Tyco International (industrial conglomerate) for its earnings and Anheuser-Busch for the stability that consumer staples provide.

In the second quarter, we completed establishing a position in El Paso and added to Anheuser-Busch, American Home Products and Procter & Gamble for their reasonable valuations and above-average earnings visibility. Even though CVS, Merck and Interpublic Group remain on my target list, I did not add to them when they declined on disappointing earnings. Their prices didn't dip to levels at which I would be a buyer.

I diversified our healthcare stake into American Home Products by scaling back Bristol-Myers Squibb. Those two, plus Pfizer, Merck and Johnson & Johnson represent us there.

I expect our current, diverse blend of growth and value stocks to hold up well if the market continues to struggle and, at the same time, position us to participate in an upturn.

Richard Meagley

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager and a vice president of SAFECO Asset Management Company. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Equity Fund

                              [PERFORMANCE GRAPH]

------------------------------------------------------------------------------
                                                    With Sales Charge
Average Annual Total Return for the   ----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                             (12.01)%    (19.26)%   8.05%     13.77%
   Class B                             (11.67)%    (19.04)%   8.19%     14.00%
   Class C                              (7.94)%    (15.65)%   8.51%     14.01%
S&P 500 Index                            N/A         N/A       N/A       N/A
Lipper, Inc. (Large-Cap Value Funds)     N/A         N/A       N/A       N/A
------------------------------------------------------------------------------
                                                  Without Sales Charge
Average Annual Total Return for the   ----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                             (6.65)%     (14.32)%    9.34%    14.45%
   Class B                             (7.02)%     (14.91)%    8.48%    14.00%
   Class C                             (7.01)%     (14.82)%    8.51%    14.01%
S&P 500 Index                          (6.69)%     (14.81)%   14.48%    15.09%
Lipper, Inc. (Large-Cap Value Funds)   (8.63)%     (15.90)%   12.05%    13.20%
* Not Annualized
------------------------------------------------------------------------------


Date                    CLASS A       CLASS B       CLASS C      S&P 500
----                    -------       -------       -------      -------
 6/30/91                 9,425        10,000        10,000        10,000
 7/31/91                10,056        10,671        10,671        10,466
 8/31/91                10,214        10,838        10,838        10,713
 9/30/91                10,075        10,691        10,691        10,534
10/31/91                10,240        10,866        10,866        10,675
11/30/91                 9,600        10,187        10,187        10,246
12/31/91                10,597        11,244        11,244        11,416
 1/31/92                11,227        11,913        11,913        11,203
 2/29/92                11,417        12,115        12,115        11,348
 3/31/92                10,904        11,570        11,570        11,128
 4/30/92                10,994        11,666        11,666        11,454
 5/31/92                10,894        11,560        11,560        11,510
 6/30/92                10,107        10,725        10,725        11,339
 7/31/92                10,520        11,163        11,163        11,802
 8/31/92                10,087        10,704        10,704        11,561
 9/30/92                10,116        10,735        10,735        11,697
10/31/92                10,605        11,253        11,253        11,737
11/30/92                11,305        11,996        11,996        12,135
12/31/92                11,578        12,286        12,286        12,284
 1/31/93                11,961        12,693        12,693        12,387
 2/28/93                11,972        12,704        12,704        12,556
 3/31/93                12,615        13,387        13,387        12,820
 4/30/93                12,327        13,081        13,081        12,511
 5/31/93                13,342        14,158        14,158        12,844
 6/30/93                13,396        14,215        14,215        12,882
 7/31/93                13,214        14,022        14,022        12,830
 8/31/93                13,954        14,807        14,807        13,316
 9/30/93                14,342        15,219        15,219        13,211
10/31/93                14,720        15,620        15,620        13,484
11/30/93                14,800        15,705        15,705        13,356
12/31/93                15,157        16,083        16,083        13,517
 1/31/94                16,065        17,047        17,047        13,976
 2/28/94                15,663        16,620        16,620        13,597
 3/31/94                15,061        15,982        15,982        13,006
 4/30/94                15,546        16,496        16,496        13,172
 5/31/94                15,996        16,974        16,974        13,388
 6/30/94                15,420        16,363        16,363        13,060
 7/31/94                15,814        16,781        16,781        13,489
 8/31/94                16,777        17,802        17,802        14,041
 9/30/94                16,711        17,732        17,732        13,698
10/31/94                17,023        18,064        18,064        14,005
11/30/94                16,686        17,707        17,707        13,495
12/31/94                16,662        17,681        17,681        13,695
 1/31/95                16,784        17,810        17,810        14,050
 2/28/95                17,223        18,276        18,276        14,597
 3/31/95                17,363        18,424        18,424        15,027
 4/30/95                17,828        18,919        18,919        15,469
 5/31/95                18,282        19,400        19,400        16,086
 6/30/95                18,735        19,881        19,881        16,460
 7/31/95                19,031        20,195        20,195        17,005
 8/31/95                19,561        20,757        20,757        17,048
 9/30/95                20,318        21,560        21,560        17,767
10/31/95                20,066        21,293        21,293        17,703
11/30/95                20,716        21,983        21,983        18,480
12/31/95                20,871        22,147        22,147        18,836
 1/31/96                21,429        22,740        22,740        19,476
 2/29/96                21,620        22,942        22,942        19,657
 3/31/96                21,842        23,177        23,177        19,846
 4/30/96                22,307        23,671        23,671        20,139
 5/31/96                22,826        24,222        24,222        20,657
 6/30/96                23,248        24,670        24,670        20,736
 7/31/96                22,356        23,723        23,723        19,820
 8/31/96                22,590        23,971        23,971        20,239
 9/30/96                23,983        25,449        25,449        21,377
10/31/96                24,754        26,236        26,236        21,967
11/30/96                26,615        28,195        28,195        23,626
12/31/96                26,089        27,613        27,613        23,158
 1/31/97                27,580        29,194        29,194        24,603
 2/28/97                27,690        29,293        29,293        24,797
 3/31/97                26,571        28,087        28,087        23,780
 4/30/97                27,326        28,869        28,869        25,198
 5/31/97                29,135        30,766        30,766        26,731
 6/30/97                30,293        31,991        31,991        27,928
 7/31/97                32,343        34,138        34,138        30,150
 8/31/97                30,640        32,341        32,341        28,462
 9/30/97                31,733        33,482        33,482        30,020
10/31/97                30,706        32,367        32,367        29,018
11/30/97                31,685        33,383        33,383        30,361
12/31/97                32,235        33,945        33,945        30,882
 1/31/98                32,713        34,345        34,345        31,223
 2/28/98                35,318        37,036        37,036        33,473
 3/31/98                36,503        38,234        38,234        35,186
 4/30/98                36,553        38,269        38,269        35,540
 5/31/98                35,876        37,505        37,505        34,930
 6/30/98                36,794        38,442        38,442        36,348
 7/31/98                36,347        37,939        37,939        35,962
 8/31/98                31,647        33,008        33,008        30,768
 9/30/98                33,879        35,317        35,317        32,739
10/31/98                36,899        38,408        38,408        35,399
11/30/98                39,238        40,804        40,804        37,544
12/31/98                40,221        41,807        41,807        39,706
 1/31/99                40,877        42,458        42,458        41,367
 2/28/99                40,048        41,573        41,573        40,081
 3/31/99                41,325        42,855        42,855        41,685
 4/30/99                43,906        45,473        45,473        43,299
 5/31/99                42,988        44,498        44,498        42,277
 6/30/99                44,308        45,817        45,817        44,623
 7/31/99                43,406        44,841        44,841        43,230
 8/31/99                42,972        44,354        44,354        43,015
 9/30/99                41,316        42,620        42,620        41,836
10/31/99                44,302        45,672        45,672        44,483
11/30/99                43,538        44,877        44,877        45,390
12/31/99                43,894        45,248        45,248        48,062
 1/31/00                42,070        43,349        43,349        45,647
 2/29/00                39,534        40,710        40,710        44,783
 3/31/00                43,350        44,621        44,621        49,165
 4/30/00                42,200        43,425        43,425        47,681
 5/31/00                41,945        43,121        43,121        46,703
 6/30/00                42,398        43,558        43,577        47,854
 7/31/00                41,466        42,589        42,608        47,110
 8/31/00                43,603        44,735        44,754        50,036
 9/30/00                40,997        42,039        42,077        47,395
10/31/00                41,691        42,722        42,760        47,194
11/30/00                38,860        39,798        39,836        43,473
12/31/00                38,914        39,859        39,916        43,687
 1/31/01                39,968        40,915        40,972        45,237
 2/28/01                36,882        37,727        37,784        41,112
 3/31/01                34,916        35,693        35,750        38,508
 4/30/01                36,967        37,766        37,823        41,500
 5/31/01                37,287        38,079        38,136        41,778
 6/30/01                36,325        37,062        37,119        40,761
------------------------------------------------------------------------

Investment Values:

SAFECO
Equity Fund
Class A $36,325
Class B $37,062
Class C $37,119

S&P 500 Index $40,761

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                        Percent of
 TOP FIVE INDUSTRIES                    Net Assets
--------------------------------------------------
 Pharmaceuticals                            15%
 Diversified Financial Services              9
 Integrated Oil & Gas                        7
 Integrated Telecom. Services                7
 Industrial Conglomerates                    6
                                        Percent of
 TOP TEN HOLDINGS                       Net Assets
--------------------------------------------------
 Exxon Mobil Corp.                         4.4%
  (Integrated Oil & Gas)
 Citigroup, Inc.                           4.0
  (Diversified Financial Services)
 Washington Mutual, Inc.                   4.0
  (Banks)
 General Electric Co.                      3.9
  (Industrial Conglomerates)
 Microsoft Corp.                           3.5
  (Systems Software)
 Federal National Mortgage Association     3.2
  (Diversified Financial Services)
 Pfizer, Inc.                              3.2
  (Pharmaceuticals)
 Johnson & Johnson                         3.2
  (Pharmaceuticals)
 American International Group, Inc.        3.1
  (Multi-Line Insurance)
 AOL Time Warner, Inc.                     2.9
  (Movies & Entertainment)

TOP FIVE PURCHASES
For the Period Ended June 30,             Cost
2001                                    (000's)
------------------------------------------------
SBC Communications, Inc.                 $31,116
El Paso Corp.                             26,107
Tyco International, Ltd.                  23,167
Anheuser-Busch Companies, Inc.            20,967
Duke Energy Corp.                         18,218

TOP FIVE SALES
For the Period Ended June 30,           Proceeds
2001                                    (000's)
------------------------------------------------
Washington Mutual, Inc.                  $47,755
General Electric Co.                      24,997
Federal Home Loan Mortgage Corp.          18,721
Microsoft Corp.                           17,140
Praxair, Inc.                             15,069

WEIGHTINGS AS A PERCENT
OF NET ASSETS
---------------------------------------------------------

                       [PIE CHART]

1 Large - Common Stocks:  ($4 Bil. and above)       95.4%
2 Cash & Other:                                      4.3%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      0.3%

Portfolio of Investments
SAFECO Equity Fund
As of June 30, 2001
(Unaudited)


                                                           Value
 SHARES OR PRINCIPAL AMOUNT                              (000's)
----------------------------------------------------------------
 COMMON STOCKS--95.7%

 Advertising--0.8%
    350,000   Interpublic Group Cos., Inc.            $   10,272

 Banks--5.7%
    350,000   Bank of America Corp.                       21,010
  1,350,000   Washington Mutual, Inc.                     50,693

 Brewers--1.6%
    500,000   Anheuser-Busch Companies, Inc.              20,600

 Computer Hardware--5.1%
    500,000 * Dell Computer Corp.                         12,975
    385,000   Hewlett-Packard Co.                         11,011
    260,000   International Business Machines Corp.       29,380
    750,000   Palm, Inc.                                   4,552
    400,000 * Sun Microsystems, Inc.                       6,288

 Computer Storage & Peripherals--0.9%
    400,000 * EMC Corp.                                   11,620

 Data Processing Services--1.0%
    250,000   Automatic Data Processing, Inc.             12,425

 Department Stores--1.4%
    500,000   May Department Stores Co.                   17,130

 Diversified Financial Services--9.1%
    965,000   Citigroup, Inc.                             50,991
    475,000   Federal National Mortgage Association       40,446
    525,000   J.P. Morgan Chase & Co.                     23,415

 Drug Retail--0.9%
    300,000   CVS Corp.                                   11,580

 Electric Utilities--1.6%
    530,000   Duke Energy Corp.                           20,675

 Electrical Components & Equipment--1.0%
    200,000   Emerson Electric Co.                        12,100

 Gas Utilities--1.6%
    375,000   El Paso Corp.                               19,702

 General Merchandise Stores--2.5%
    650,000   Wal-Mart Stores, Inc.                       31,720

 Household Products--2.5%
    500,000   Procter & Gamble Co.                        31,900

 Industrial Conglomerates--5.8%
  1,000,000   General Electric Co.                        48,750
    450,000   Tyco International, Ltd.                    24,525

 Industrial Gases--1.1%
    300,000   Praxair, Inc.                               14,100

 Industrial Machinery--1.3%
    425,000   Dover Corp.                                 16,001

 Integrated Oil & Gas--7.2%
    640,000   Exxon Mobil Corp.                           55,904
    600,000   Royal Dutch Petroleum Co. (ADR)             34,962

 Integrated Telecommunications Services--6.7%
    500,000   AT&T Corp.                                  11,000
    500,000   CenturyTel, Inc.                            15,150
    625,000   SBC Communications, Inc.                    25,038
    550,000   Verizon Communications                      29,425
    300,000 * WorldCom, Inc.--WorldCom Group               4,488

 Movies & Entertainment--4.5%
    700,000 * AOL Time Warner, Inc.                       37,100
    700,000   Walt Disney Co.                             20,223

 Multi-Line Insurance--3.1%
    450,000   American International Group, Inc.          38,700

 Networking Equipment--1.3%
    930,000 * Cisco Systems, Inc.                         16,926

 Personal Products--1.1%
    500,000   Gillette Co.                                14,495

 Pharmaceuticals--14.5%
    500,000   Abbott Laboratories                         24,005
    550,000   American Home Products Corp.                32,142
    400,000   Bristol-Myers Squibb Co.                    20,920
    800,000   Johnson & Johnson                           40,000
    400,000   Merck & Co., Inc.                           25,564
  1,000,000   Pfizer, Inc.                                40,050

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Equity Fund
As of June 30, 2001
(Unaudited)

                                                                         Value
 SHARES OR PRINCIPAL AMOUNT                                            (000's)
------------------------------------------------------------------------------
 Publishing & Printing--1.6%
    300,000   Gannett Co., Inc.                                     $   19,770

 Semiconductor Equipment--2.6%
    130,000 * Applied Materials, Inc.                                    6,383
    900,000   Intel Corp.                                               26,325

 Semiconductors--0.6%
    225,000   Texas Instruments, Inc.                                    7,088

 Soft Drinks--1.7%
    500,000   PepsiCo, Inc.                                             22,100

 Systems Software--4.7%
    600,000 * Microsoft Corp.                                           43,560
    860,000 * Oracle Corp.                                              16,340

 Telecommunications Equipment--2.2%
    600,000   Lucent Technologies, Inc.                                  3,720
    500,000   Motorola, Inc.                                             8,280
    450,000   Nortel Networks Corp.                                      4,091
    150,000 * QUALCOMM, Inc.                                             8,772
    150,000 * Tellabs, Inc.                                              2,907
                                                                    ----------
 TOTAL COMMON STOCKS                                                 1,209,289
                                                                    ----------
 CASH EQUIVALENTS--4.5%

 Investment Companies
 56,252,596   AIM Short-Term Investments Co. Liquid Assets Money        56,253
              Market Portfolio (Institutional Shares)
                                                                    ----------
 TOTAL CASH EQUIVALENTS                                                 56,253
                                                                    ----------
 TOTAL INVESTMENTS--100.2%                                           1,265,542

 Other Assets, less Liabilities                                         (2,209)
                                                                    ----------
 NET ASSETS                                                         $1,263,333
                                                                    ==========

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO Dividend Income Fund
June 30, 2001



The Dividend Income Fund finished the first half of 2001 slightly ahead of the S&P 500 and behind the Russell 1000 Value Index. After a dismal first quarter, the market rotated to technology and cyclical stocks in anticipation of economic recovery, and small capitalization stocks outperformed large ones. Both of these trends worked against dividend-paying, large-cap stocks and funds, including the SAFECO Dividend Income Fund.

Specific stocks hurt our performance relative to the Russell 1000 Value Index. Primarily, they were companies that guided earnings expectations downward (CVS, Interpublic Group, and Bristol-Myers Squibb among others), and our electric utilities. In all cases, we believe these companies have good long-term prospects and still own them.

We did sell companies we think have poor prospects including AT&T, Tellabs and Nortel. We sold Pepsi because we thought its valuation was high and exited PolyMedica, Landauer and Fidelity National Financial for larger companies.

Within our portfolio, Microsoft and IBM benefited by the market's return to technology, while Du Pont and Air Products gained on the hope of an economic upturn. Tyco International, a first quarter purchase, climbed on very strong earnings, while American General rose on the news that it would be acquired by American International Group.

We are focused on buying higher-quality, cash-generating large-caps at valuations that we think are attractive. We have added B.F. Goodrich, Ingersoll-Rand, United Parcel Service, ALLTEL, Northrop Grumman, Electronic Data Systems, Anheuser-Busch, Computer Associates and Nokia to the portfolio since the year began. We will sell, or cut companies back, when we believe their stock price has outstripped their growth prospects.

SAFECO Asset Management Company

The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAFECO Asset Management Company, the Fund's investment advisor. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Dividend Income Fund

                              [PERFORMANCE GRAPH]

------------------------------------------------------------------------------
                                                    With Sales Charge
Average Annual Total Return for the   ----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
------------------------------------------------------------------------------
SAFECO Dividend Income Fund
   Class A                             (10.72)%     (9.37)%    4.77%    9.35%
   Class B                             (10.33)%     (9.34)%    5.06%    9.65%
   Class C                              (6.54)%     (5.52)%    5.38%    9.66%
S&P 500 Index                            N/A          N/A       N/A      N/A
Russell 1000 Value Index                 N/A          N/A       N/A      N/A
Lipper, Inc. (Equity-Income Funds)       N/A          N/A       N/A      N/A

------------------------------------------------------------------------------
                                                  Without Sales Charge
Average Annual Total Return for the   ----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                             (5.28)%      (3.87)%    6.02%    10.00%
   Class B                             (5.63)%      (4.61)%    5.36%     9.65%
   Class C                             (5.60)%      (4.57)%    5.38%     9.66%
S&P 500 Index                          (6.69)%     (14.81)%   14.48%    15.09%
Russell 1000 Value Index               (1.26)%      10.33 %   14.95%    15.78%
Lipper, Inc. (Equity-Income Funds)     (2.03)%       7.13 %   10.97%    12.76%
* Not Annualized
------------------------------------------------------------------------------


                                                                  Russell 1000
Date               CLASS A     CLASS B     CLASS C     S&P 500    Value Index
----               -------     -------     -------     -------    ------------
 6/30/91            9,425      10,000      10,000      10,000      10,000
 7/31/91            9,693      10,285      10,285      10,466      10,419
 8/31/91            9,987      10,596      10,596      10,713      10,609
 9/30/91            9,972      10,580      10,580      10,534      10,531
10/31/91           10,076      10,690      10,690      10,675      10,706
11/30/91            9,660      10,249      10,249      10,246      10,157
12/31/91           10,259      10,885      10,885      11,416      11,008
 1/31/92           10,338      10,968      10,968      11,203      11,026
 2/29/92           10,371      11,003      11,003      11,348      11,296
 3/31/92           10,271      10,897      10,897      11,128      11,132
 4/30/92           10,571      11,215      11,215      11,454      11,612
 5/31/92           10,671      11,321      11,321      11,510      11,670
 6/30/92           10,709      11,362      11,362      11,339      11,597
 7/31/92           11,108      11,785      11,785      11,802      12,045
 8/31/92           11,027      11,699      11,699      11,561      11,676
 9/30/92           11,144      11,824      11,824      11,697      11,838
10/31/92           10,939      11,606      11,606      11,737      11,848
11/30/92           11,219      11,903      11,903      12,135      12,237
12/31/92           11,436      12,133      12,133      12,284      12,528
 1/31/93           11,685      12,398      12,398      12,387      12,891
 2/28/93           11,907      12,633      12,633      12,556      13,345
 3/31/93           12,310      13,061      13,061      12,820      13,739
 4/30/93           12,142      12,883      12,883      12,511      13,563
 5/31/93           12,303      13,054      13,054      12,844      13,836
 6/30/93           12,367      13,121      13,121      12,882      14,141
 7/31/93           12,303      13,054      13,054      12,830      14,300
 8/31/93           12,707      13,482      13,482      13,316      14,816
 9/30/93           12,743      13,520      13,520      13,211      14,840
10/31/93           12,965      13,755      13,755      13,484      14,829
11/30/93           12,807      13,588      13,588      13,356      14,524
12/31/93           12,871      13,656      13,656      13,517      14,800
 1/31/94           13,291      14,102      14,102      13,976      15,359
 2/28/94           12,994      13,787      13,787      13,597      14,834
 3/31/94           12,541      13,305      13,305      13,006      14,282
 4/30/94           12,687      13,461      13,461      13,172      14,556
 5/31/94           12,695      13,469      13,469      13,388      14,724
 6/30/94           12,509      13,271      13,271      13,060      14,370
 7/31/94           12,894      13,681      13,681      13,489      14,817
 8/31/94           13,302      14,114      14,114      14,041      15,243
 9/30/94           13,122      13,922      13,922      13,698      14,736
10/31/94           13,099      13,898      13,898      14,005      14,941
11/30/94           12,635      13,406      13,406      13,495      14,338
12/31/94           12,730      13,507      13,507      13,695      14,503
 1/31/95           13,054      13,850      13,850      14,050      14,949
 2/28/95           13,462      14,282      14,282      14,597      15,540
 3/31/95           13,843      14,687      14,687      15,027      15,880
 4/30/95           14,139      15,001      15,001      15,469      16,382
 5/31/95           14,552      15,439      15,439      16,086      17,072
 6/30/95           14,732      15,630      15,630      16,460      17,304
 7/31/95           15,306      16,240      16,240      17,005      17,906
 8/31/95           15,417      16,357      16,357      17,048      18,158
 9/30/95           15,884      16,852      16,852      17,767      18,816
10/31/95           15,709      16,667      16,667      17,703      18,629
11/30/95           16,258      17,249      17,249      18,480      19,574
12/31/95           16,595      17,607      17,607      18,836      20,065
 1/31/96           17,126      18,170      18,170      19,476      20,691
 2/29/96           17,168      18,215      18,215      19,657      20,849
 3/31/96           17,372      18,431      18,431      19,846      21,203
 4/30/96           17,440      18,503      18,503      20,139      21,284
 5/31/96           18,017      19,115      19,115      20,657      21,550
 6/30/96           18,242      19,355      19,355      20,736      21,567
 7/31/96           17,729      18,810      18,810      19,820      20,752
 8/31/96           18,063      19,164      19,164      20,239      21,345
 9/30/96           18,898      20,050      20,050      21,377      22,195
10/31/96           19,596      20,771      20,771      21,967      23,054
11/30/96           20,624      21,852      21,852      23,626      24,725
12/31/96           20,570      21,774      21,774      23,158      24,408
 1/31/97           21,387      22,640      22,640      24,603      25,592
 2/28/97           21,417      22,660      22,660      24,797      25,968
 3/31/97           20,612      21,801      21,801      23,780      25,034
 4/30/97           20,906      22,091      22,091      25,198      26,085
 5/31/97           22,402      23,655      23,655      26,731      27,543
 6/30/97           23,326      24,608      24,608      27,928      28,725
 7/31/97           24,584      25,919      25,919      30,150      30,885
 8/31/97           24,201      25,513      25,513      28,462      29,785
 9/30/97           25,286      26,631      26,631      30,020      31,584
10/31/97           24,436      25,723      25,723      29,018      30,703
11/30/97           25,315      26,631      26,631      30,361      32,060
12/31/97           25,951      27,293      27,293      30,882      32,996
 1/31/98           26,264      27,726      27,726      31,223      32,528
 2/28/98           27,733      29,265      29,265      33,473      34,717
 3/31/98           28,871      30,441      30,441      35,186      36,842
 4/30/98           29,088      30,646      30,646      35,540      37,089
 5/31/98           28,448      29,950      29,950      34,930      36,540
 6/30/98           29,007      30,529      30,529      36,348      37,007
 7/31/98           27,755      29,190      29,190      35,962      36,352
 8/31/98           23,498      24,691      24,691      30,768      30,943
 9/30/98           23,914      25,118      25,118      32,739      32,719
10/31/98           25,337      26,600      26,600      35,399      35,255
11/30/98           26,717      28,025      28,025      37,544      36,898
12/31/98           27,346      28,666      28,666      39,706      38,152
 1/31/99           27,764      29,092      29,092      41,367      38,458
 2/28/99           25,837      27,049      27,049      40,081      37,915
 3/31/99           26,424      27,661      27,661      41,685      38,700
 4/30/99           27,372      28,628      28,628      43,299      42,315
 5/31/99           27,079      28,285      28,285      42,277      41,849
 6/30/99           27,817      29,042      29,042      44,623      43,063
 7/31/99           26,832      27,989      27,989      43,230      41,801
 8/31/99           25,506      26,581      26,581      43,015      40,250
 9/30/99           24,783      25,821      25,821      41,836      38,842
10/31/99           26,528      27,625      27,625      44,483      41,079
11/30/99           26,492      27,551      27,551      45,390      40,758
12/31/99           27,622      28,718      28,718      48,062      40,954
 1/31/00           25,832      26,844      26,844      45,647      39,619
 2/29/00           24,875      25,838      25,838      44,783      36,675
 3/31/00           26,793      27,811      27,811      49,165      41,150
 4/30/00           25,919      26,891      26,891      47,681      40,672
 5/31/00           25,709      26,649      26,661      46,703      41,099
 6/30/00           25,421      26,338      26,363      47,854      39,221
 7/31/00           24,679      25,559      25,584      47,110      39,711
 8/31/00           25,433      26,326      26,350      50,036      41,919
 9/30/00           24,530      25,364      25,396      47,395      42,305
10/31/00           25,473      26,325      26,356      47,194      43,346
11/30/00           24,853      25,672      25,703      43,473      41,738
12/31/00           25,801      26,624      26,648      43,687      43,829
 1/31/01           25,577      26,393      26,417      45,237      43,995
 2/28/01           24,965      25,737      25,762      41,112      42,772
 3/31/01           23,814      24,544      24,570      38,508      41,262
 4/30/01           24,967      25,718      25,743      41,500      43,284
 5/31/01           25,444      26,182      26,207      41,778      44,258
 6/30/01           24,438      25,124      25,157      40,761      43,276
--------------------------------------------------------------------------

Investment Values:

SAFECO Dividend Income Fund
Class A $24,438
Class B $25,124
Class C $25,157

S&P 500 Index $40,761

Russell 1000 Value Index $43,276

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                        Percent of
 TOP FIVE INDUSTRIES                    Net Assets
--------------------------------------------------
 Integrated Oil & Gas                       11%
 Integrated Telecom. Services                9
 Pharmaceuticals                             7
 Diversified Financial Services              7
 Banks                                       7

                                        Percent of
 TOP TEN HOLDINGS                       Net Assets
--------------------------------------------------
 Texaco, Inc.                              4.1%
  (Integrated Oil & Gas)
 Tyco International, Ltd.                  3.0
  (Industrial Conglomerates)
 Washington Mutual, Inc.                   2.9
  (Banks)
 Verizon Communications                    2.9
  (Integrated Telecom. Services)
 Exxon Mobil Corp.                         2.7
  (Integrated Oil & Gas)
 Citigroup, Inc.                           2.6
  (Diversified Financial Services)
 Ingersoll-Rand Co.                        2.6
  (Industrial Machinery)
 Federal National Mortgage Association     2.4
  (Diversified Financial Services)
 Kimberly-Clark Corp.                      2.3
  (Household Products)
 First Industrial Realty Trust, Inc.       2.3
  (Real Estate Investment Trust)

TOP FIVE PURCHASES                        Cost
For the Period Ended June 30, 2001      (000's)
------------------------------------------------
Citigroup, Inc.                          $6,537
Tyco International, Ltd.                  5,447
SBC Communications, Inc.                  5,104
Nortel Networks Corp.                     4,397
El Paso Corp.                             3,769

TOP FIVE SALES                          Proceeds
For the Period Ended June 30, 2001      (000's)
------------------------------------------------
PolyMedica Corp.                         $6,066
PepsiCo, Inc.                             5,989
Minnesota Mining & Manufacturing Co.      5,099
NCO Group, Inc.                           4,998
GATX Corp.                                4,770

WEIGHTINGS AS A PERCENT
OF NET ASSETS
---------------------------------------------------------

                       [PIE CHART]

1 Large - Common Stocks:  ($4 Bil. and above)       89.7%
2 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      4.5%
3 Cash & Other:                                      3.5%
4 Small - Common Stocks:  (Less than $1.5 Bil.)      2.3%

Portfolio of Investments
SAFECO Dividend Income Fund
As of June 30, 2001
(Unaudited)


                                                       Value
 SHARES OR PRINCIPAL AMOUNT                           (000's)
-------------------------------------------------------------
 COMMON STOCKS--96.5%

 Advertising--1.1%
    70,400 Interpublic Group Cos., Inc.             $   2,066

 Aerospace & Defense--3.1%
    48,000 B.F. Goodrich Co.                            1,823
    45,000 Boeing Co.                                   2,502
    22,000 Northrop Grumman Corp.                       1,762

 Air Freight & Couriers--1.6%
    55,000 United Parcel Service, Inc. (Class B)        3,179

 Banks--6.5%
    55,761 Bank of America Corp.                        3,347
   160,000 U.S. Bancorp                                 3,647
   150,000 Washington Mutual, Inc.                      5,632

 Brewers--1.8%
    85,000 Anheuser-Busch Companies, Inc.               3,502

 Computer Hardware--2.5%
    95,600 Hewlett-Packard Co.                          2,734
    19,200 International Business Machines Corp.        2,170

 Consumer Finance--1.5%
    44,000 Household International, Inc.                2,935

 Department Stores--1.8%
   100,500 May Department Stores Co.                    3,443

 Diversified Chemicals--1.6%
    64,000 Du Pont (E.I.) de Nemours & Co.              3,087

 Diversified Financial Services--7.0%
    97,000 Citigroup, Inc.                              5,125
    55,000 Federal National Mortgage Association        4,683
    85,500 J.P. Morgan Chase & Co.                      3,813

 Drug Retail--1.2%
    58,900 CVS Corp.                                    2,274

 Electric Utilities--2.5%
    68,000 Duke Energy Corp.                            2,653
    68,500 Reliant Energy, Inc.                         2,206

 Electrical Components & Equipment--0.9%
    30,000 Emerson Electric Co.                         1,815

 Electrical Equipment--1.3%
    80,000 Diebold, Inc.                                2,572

 Forest Products--0.9%
    31,700 Weyerhaeuser Co.                             1,743

 Gas Utilities--1.5%
    55,100 El Paso Corp.                                2,895

 Household Products--2.3%
    80,400 Kimberly-Clark Corp.                         4,494

 Housewares & Specialities--0.5%
    25,500 Fortune Brands, Inc.                           978

 Industrial Conglomerates--4.7%
    67,200 General Electric Co.                         3,276
   107,500 Tyco International, Ltd.                     5,859

 Industrial Gases--1.7%
    72,000 Air Products and Chemicals, Inc.             3,294

 Industrial Machinery--2.6%
   123,300 Ingersoll-Rand Co.                           5,080

 Integrated Oil & Gas--10.7%
   115,000 Conoco, Inc. (Class A)                       3,243
    59,406 Exxon Mobil Corp.                            5,189
    75,000 Royal Dutch Petroleum Co. (ADR)              4,370
   120,000 Texaco, Inc.                                 7,992

 Integrated Telecommunications Services--9.2%
    30,000 ALLTEL Corp.                                 1,838
    78,800 BellSouth Corp.                              3,173
   110,000 CenturyTel, Inc.                             3,333
   102,600 SBC Communications, Inc.                     4,110
   103,740 Verizon Communications                       5,550

 IT Consulting & Services--1.1%
    35,000 Electronic Data Systems Corp.                2,188

 Life & Health Insurance--1.8%
    75,000 American General Corp.                       3,484

 Movies & Entertainment--1.8%
   122,700 Walt Disney Co.                              3,545

 Multi-Line Insurance--1.7%
    47,700 Hartford Financial Services Group, Inc.      3,263

 Multi-Utilities--0.8%
    55,000 NiSource, Inc.                               1,503

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Dividend Income Fund
As of June 30, 2001
(Unaudited)

                                                                   Value
 SHARES OR PRINCIPAL AMOUNT                                      (000's)
------------------------------------------------------------------------
 Pharmaceuticals--7.1%
    78,000   Abbott Laboratories                                $  3,745
    73,000   American Home Products Corp.                          4,266
    56,000   Bristol-Myers Squibb Co.                              2,929
    59,600   Johnson & Johnson                                     2,980

 Publishing & Printing--1.7%
    51,000   Gannett Co., Inc.                                     3,361

 Real Estate Investment Trust--6.4%
    67,000   Equity Residential Properties Trust                   3,789
   137,000   First Industrial Realty Trust, Inc.                   4,403
   145,000   Liberty Property Trust                                4,292

 Semiconductor Equipment--0.9%
    62,800   Intel Corp.                                           1,837

 Systems Software--2.3%
    30,000   Computer Associates International, Inc.               1,080
    47,600 * Microsoft Corp.                                       3,456

 Telecommunications Equipment--0.9%
    75,000   Nokia Oyj (ADR)                                       1,653

 Tobacco--1.5%
    57,000   Philip Morris Cos., Inc.                              2,893
                                                                --------
 TOTAL COMMON STOCKS                                             188,054
                                                                --------
 CASH EQUIVALENTS--3.7%

 Investment Companies
 7,202,191   AIM Short-Term Investments Co. Liquid                 7,202
             Assets Money
             Market Portfolio (Institutional Shares)
                                                                --------
 TOTAL CASH EQUIVALENTS                                            7,202
                                                                --------
 TOTAL INVESTMENTS--100.2%                                       195,256

 Other Assets, less Liabilities                                     (377)
                                                                --------
 NET ASSETS                                                     $194,879
                                                                ========

*   Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Northwest Fund
June 30, 2001



[PHOTO] William B. Whitlow

The SAFECO Northwest Fund's performance improved from the first to second quarter as tech and biotech improved; and we finished the first half of 2001 ahead of both the S&P 500 and the WM Northwest 50 Index. While better than its benchmarks, the Fund's year-to-date returns remain in negative territory.

Telecom proved the biggest drag on the Fund's and the market's performance. Since the year began, I have worked toward pruning and improving the quality of our tech holdings, lightening telecom most of all. At June 30, we were positioned more defensively, but still at levels that support our long-term strategy of overweighting in these high-growth areas.

Microsoft has been a big winner year-to-date, up nearly 70%. I sold shares to take profits and trim our position to 5% of net assets. The as-expected appeals court ruling--which decreased the likelihood of breakup--brightened the Northwest's economic outlook. (Microsoft stock options are a significant influence on personal income.)

Kroger, Costco, American Home Products, Starbucks and Safeway added stability to the Fund. As did our financials, which continued to perform well. Bank of America gained 27% through June 30. I've allowed disability insurer StanCorp to join our top ten, but did reduce our position in Washington Mutual as its share price growth slowed.

I also took profits in Ambassadors International and Expeditors. While I'm working to limit the position size of stocks that I perceive as higher risk, I'm also working to catch cyclical stocks on their upswing. Thus, I initiated a position in Alaska Airlines, am holding Boeing, and I added to Triquint Semiconductors and Tektronix.

While our overall portfolio is less aggressive, our tech holdings remain at a level that supports our long-term strategy of overweighting high-growth areas.

William B. Whitlow

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Northwest Fund

                              [PERFORMANCE GRAPH]

------------------------------------------------------------------------------
                                                    With Sales Charge
Average Annual Total Return for the   ----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
------------------------------------------------------------------------------
SAFECO Northwest Fund
   Class A                             (8.60)%     (28.54)%   10.06%    10.80%
   Class B                             (8.18)%     (28.53)%   10.42%    11.11%
   Class C                             (4.31)%     (25.52)%   10.69%    11.11%
S&P 500 Index                            N/A         N/A       N/A       N/A
WM Group NW 50 Index                     N/A         N/A       N/A       N/A
Lipper, Inc. (Multi-Cap Core Funds)      N/A         N/A       N/A       N/A
------------------------------------------------------------------------------
                                                  Without Sales Charge
Average Annual Total Return for the   ----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
------------------------------------------------------------------------------
SAFECO Northwest Fund
   Class A                             (3.01)%     (24.19)%   11.37%    11.45%
   Class B                             (3.34)%     (24.77)%   10.69%    11.11%
   Class C                             (3.34)%     (24.77)%   10.69%    11.11%
S&P 500 Index                          (6.69)%     (14.81)%   14.48%    14.62%
WM Group NW 50 Index                   (3.42)%      (0.23)%   18.64%    14.79%
Lipper, Inc. (Multi-Cap Core Funds)    (6.44)%     (12.57)%   13.33%    14.61%
* Not Annualized
------------------------------------------------------------------------------


                                                                     WM Group
  Date               CLASS A    CLASS B      CLASS C    S & P 500  NW 50 Index
  ----               -------    -------      -------    ---------  -----------
 6/30/91              9,425      10,000      10,000      10,000      10,000
 7/31/91              9,991      10,596      10,596      10,466      10,470
 8/31/91             10,405      11,035      11,035      10,713      10,878
 9/30/91             10,150      10,765      10,765      10,534      10,656
10/31/91             10,048      10,657      10,657      10,675      10,636
11/30/91              9,430      10,001      10,001      10,246      10,199
12/31/91             10,577      11,217      11,217      11,416      11,405
 1/31/92             11,033      11,701      11,701      11,203      11,986
 2/29/92             11,386      12,075      12,075      11,348      12,150
 3/31/92             11,136      11,810      11,810      11,128      11,747
 4/30/92             10,745      11,395      11,395      11,454      11,197
 5/31/92             10,857      11,514      11,514      11,510      11,081
 6/30/92             10,514      11,150      11,150      11,339      10,679
 7/31/92             10,756      11,407      11,407      11,802      10,774
 8/31/92             10,467      11,101      11,101      11,561      10,464
 9/30/92             10,903      11,564      11,564      11,697      10,862
10/31/92             11,268      11,950      11,950      11,737      11,279
11/30/92             11,744      12,455      12,455      12,135      11,770
12/31/92             12,066      12,796      12,796      12,284      11,777
 1/31/93             12,114      12,847      12,847      12,387      11,852
 2/28/93             11,519      12,217      12,217      12,556      11,467
 3/31/93             11,970      12,695      12,695      12,820      11,925
 4/30/93             11,481      12,176      12,176      12,511      11,642
 5/31/93             11,730      12,441      12,441      12,844      11,914
 6/30/93             11,620      12,324      12,324      12,882      11,643
 7/31/93             11,524      12,222      12,222      12,830      11,209
 8/31/93             11,850      12,568      12,568      13,316      11,653
 9/30/93             11,842      12,559      12,559      13,211      11,375
10/31/93             11,995      12,721      12,721      13,484      11,768
11/30/93             12,043      12,772      12,772      13,356      12,005
12/31/93             12,190      12,928      12,928      13,517      12,149
 1/31/94             12,405      13,156      13,156      13,976      12,501
 2/28/94             12,719      13,489      13,489      13,597      12,674
 3/31/94             12,180      12,918      12,918      13,006      12,212
 4/30/94             12,151      12,886      12,886      13,172      12,159
 5/31/94             12,337      13,084      13,084      13,388      12,327
 6/30/94             12,021      12,749      12,749      13,060      11,936
 7/31/94             12,198      12,936      12,936      13,489      12,012
 8/31/94             12,747      13,519      13,519      14,041      12,688
 9/30/94             12,456      13,210      13,210      13,698      12,185
10/31/94             12,337      13,084      13,084      14,005      12,095
11/30/94             12,030      12,759      12,759      13,495      11,862
12/31/94             12,001      12,727      12,727      13,695      11,910
 1/31/95             12,149      12,885      12,885      14,050      11,859
 2/28/95             12,456      13,210      13,210      14,597      12,282
 3/31/95             12,872      13,651      13,651      15,027      12,671
 4/30/95             13,040      13,830      13,830      15,469      13,037
 5/31/95             13,239      14,040      14,040      16,086      13,022
 6/30/95             13,892      14,733      14,733      16,460      13,798
 7/31/95             14,615      15,500      15,500      17,005      14,305
 8/31/95             14,744      15,637      15,637      17,048      14,563
 9/30/95             14,824      15,721      15,721      17,767      15,080
10/31/95             14,649      15,536      15,536      17,703      14,712
11/30/95             14,618      15,503      15,503      18,480      14,912
12/31/95             14,421      15,295      15,295      18,836      15,074
 1/31/96             14,559      15,440      15,440      19,476      14,978
 2/29/96             15,002      15,910      15,910      19,657      15,306
 3/31/96             15,910      16,873      16,873      19,846      15,796
 4/30/96             16,343      17,332      17,332      20,139      16,728
 5/31/96             16,617      17,624      17,624      20,657      16,981
 6/30/96             16,271      17,256      17,256      20,736      16,891
 7/31/96             15,500      16,439      16,439      19,820      16,044
 8/31/96             15,997      16,965      16,965      20,239      16,821
 9/30/96             16,248      17,232      17,232      21,377      17,237
10/31/96             15,847      16,781      16,781      21,967      17,100
11/30/96             16,531      17,507      17,507      23,626      18,319
12/31/96             16,578      17,544      17,544      23,158      18,729
 1/31/97             17,781      18,807      18,807      24,603      19,546
 2/28/97             17,781      18,795      18,795      24,797      19,890
 3/31/97             17,038      17,994      17,994      23,780      19,321
 4/30/97             17,639      18,620      18,620      25,198      20,165
 5/31/97             18,807      19,845      19,845      26,731      21,797
 6/30/97             19,880      20,971      20,971      27,928      22,807
 7/31/97             21,601      22,759      22,759      30,150      24,867
 8/31/97             21,023      22,134      22,134      28,462      24,041
 9/30/97             22,073      23,221      23,221      30,020      25,703
10/31/97             21,023      22,121      22,121      29,018      23
 1/31/98             21,469      22,568      22,568      31,223      24,703
 2/28/98             23,656      24,862      24,862      33,473      27,206
 3/31/98             23,945      25,156      25,156      35,186      28,479
 4/30/98             24,523      25,756      25,756      35,540      28,695
 5/31/98             22,726      23,849      23,849      34,930      26,963
 6/30/98             23,228      24,356      24,356      36,348      28,630
 7/31/98             21,783      22,835      22,835      35,962      26,855
 8/31/98             17,446      18,287      18,287      30,768      22,549
 9/30/98             18,452      19,327      19,327      32,739      23,589
10/31/98             19,596      20,514      20,514      35,399      26,201
11/30/98             21,255      22,248      22,248      37,544      29,174
12/31/98             22,305      23,335      23,335      39,706      32,659
 1/31/99             23,638      24,710      24,710      41,367      34,292
 2/28/99             22,711      23,726      23,726      40,081      33,781
 3/31/99             22,952      23,969      23,969      41,685      36,146
 4/30/99             23,460      24,468      24,468      43,299      37,581
 5/31/99             24,515      25,560      25,560      42,277      37,629
 6/30/99             26,344      27,447      27,447      44,623      39,371
 7/31/99             25,734      26,800      26,800      43,230      36,352
 8/31/99             25,747      26,786      26,786      43,015      36,239
 9/30/99             25,429      26,449      26,449      41,836      35,502
10/31/99             28,058      29,172      29,172      44,483      37,347
11/30/99             30,370      31,572      31,572      45,390      37,955
12/31/99             34,326      35,689      35,689      48,062      41,740
 1/31/00             34,257      35,602      35,602      45,647      41,198
 2/29/00             38,031      39,497      39,497      44,783      42,852
 3/31/00             38,841      40,314      40,314      49,165      45,380
 4/30/00             34,051      35,324      35,324      47,681      41,207
 5/31/00             32,528      33,719      33,719      46,703      38,559
 6/30/00             36,769      38,111      38,111      47,854      39,796
 7/31/00             34,984      36,244      36,244      47,110      38,916
 8/31/00             36,727      38,024      38,024      50,036      41,773
 9/30/00             32,953      34,099      34,099      47,395      39,680
10/31/00             32,994      34,113      34,128      47,194      40,870
11/30/00             28,602      29,546      29,561      43,473      38,166
12/31/00             28,740      29,663      29,663      43,687      41,111
 1/31/01             30,743      31,735      31,720      45,237      42,442
 2/28/01             27,491      28,350      28,350      41,112      38,165
 3/31/01             25,089      25,855      25,840      38,508      35,484
 4/30/01             26,077      26,862      26,862      41,500      38,611
 5/31/01             27,134      27,927      27,927      41,778      39,495
 6/30/01             27,875      28,671      28,671      40,761      39,706
---------------------------------------------------------------------------

Investment Values:

SAFECO Northwest Fund
Class A $27,875
Class B $28,671
Class C $28,671

S&P 500 Index $40,761

WM Group NW 50 Index $39,706

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                               Percent of
 TOP FIVE INDUSTRIES                           Net Assets
---------------------------------------------------------
 Banks                                             13%
 Food Retail                                        6
 Life & Health Insurance                            5
 Systems Software                                   5
 Restaurants                                        5
                                               Percent of
 TOP TEN HOLDINGS                              Net Assets
---------------------------------------------------------
 StanCorp Financial Group, Inc.                   5.4%
  (Life & Health Insurance)
 Microsoft Corp.                                  5.0
  (Systems Software)
 Starbucks Corp.                                  4.9
  (Restaurants)
 Washington Mutual, Inc.                          4.7
  (Banks)
 Expeditors International of Washington, Inc.     4.6
  (Air Freight & Couriers)
 Kroger Co.                                       4.3
  (Food Retail)
 Costco Wholesale Corp.                           4.0
  (General Merchandise Stores)
 Intel Corp.                                      3.9
  (Semiconductor Equipment)
 American Home Products Corp.                     3.3
  (Pharmaceuticals)
 Hewlett-Packard Co.                              2.9
  (Computer Hardware)

TOP FIVE PURCHASES
For the Period Ended June 30,                    Cost
2001                                           (000's)
-------------------------------------------------------
Tektronix, Inc.                                 $2,683
AT&T Wireless Group                              2,419
Montana Power Co.                                2,356
Immunex Corp.                                    2,350
Safeway, Inc.                                    2,254

TOP FIVE SALES
For the Period Ended June 30,                  Proceeds
2001                                           (000's)
-------------------------------------------------------
VoiceStream Wireless Corp.                      $6,066
Washington Mutual, Inc.                          3,862
Western Wireless Corp. (Class A)                 3,369
Micron Technology, Inc.                          3,251
Microsoft Corp.                                  2,859

WEIGHTINGS AS A PERCENT
OF NET ASSETS
---------------------------------------------------------

                       [PIE CHART]

1 Large - Common Stocks:  ($4 Bil. and above)       51.2%
2 Small - Common Stocks:  (Less than $1.5 Bil.)     32.6%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)     13.7%
4 Cash & Other:                                      2.5%

Portfolio of Investments
SAFECO Northwest Fund
As of June 30, 2001
(Unaudited)


                                                               Value
 SHARES OR PRINCIPAL AMOUNT                                  (000's)
--------------------------------------------------------------------
 COMMON STOCKS--97.5%

 Aerospace & Defense--2.7%
    55,000   Boeing Co.                                     $  3,058

 Air Freight & Couriers--4.6%
    86,000   Expeditors International of Washington, Inc.      5,160

 Airlines--1.0%
    40,000 * Alaska Air Group, Inc.                            1,156

 Alternative Carriers--0.3%
   170,000 * XO Communications, Inc. (Class A)                   326

 Application Software--4.2%
   353,000 * Captaris, Inc.                                      734
    29,760 * NetIQ Corp.                                         931
   219,500 * ONYX Software Corp.                               1,756
   200,000 * Primus Knowledge Solutions, Inc.                  1,198

 Banks--12.5%
    40,000   Bank of America Corp.                             2,401
     6,900   Glacier Bancorp, Inc.                               131
    61,000   Pacific Northwest Bancorp                         1,524
    94,875   U.S. Bancorp                                      2,162
    79,000   Washington Banking Co.                              703
   140,000   Washington Mutual, Inc.                           5,257
   134,000   West Coast Bancorp, Inc.                          1,698

 Biotechnology--4.2%
    90,000 * Corixa Corp.                                      1,536
    95,000 * Dendreon Corp.                                    1,589
    90,000   Immunex Corp.                                     1,598

 Catalog Retail--1.7%
    74,000 * Coldwater Creek, Inc.                             1,924

 Computer Hardware--2.9%
   112,000   Hewlett-Packard Co.                               3,203

 Diversified Chemicals--1.6%
   152,000   Penford Corp.                                     1,763

 Electric Utilities--3.5%
    44,000 * Calpine Corp.                                     1,663
   190,000 * Montana Power Co.                                 2,204

 Electrical Equipment--0.6%
    20,595 * Agilent Technologies, Inc.                          669

 Electronic Equipment & Intruments--2.6%
   108,000 * Tektronix, Inc.                                   2,932

 Food Retail--6.3%
   191,000 * Kroger Co.                                        4,775
    47,000 * Safeway, Inc.                                     2,256

 Footwear--2.0%
    53,000   NIKE, Inc. (Class B)                              2,226

 Forest Products--1.0%
    20,000   Weyerhaeuser Co.                                  1,100

 General Merchandise Stores--4.0%
   107,000 * Costco Wholesale Corp.                            4,396

 Health Care Equipment--2.2%
   128,000 * SonoSite, Inc.                                    2,483

 Internet Software & Services--0.6%
   164,746 * InfoSpace, Inc.                                     633

 Leisure Products--2.4%
   108,000 * Ambassadors International, Inc.                   2,668

 Life & Health Insurance--5.4%
   128,000   StanCorp Financial Group, Inc.                    6,066

 Movies & Entertainment--1.4%
   130,000 * RealNetworks, Inc.                                1,528

 Networking Equipment--1.6%
    79,050 * Avocent Corp.                                     1,798

 Pharmaceuticals--4.6%
    62,000   American Home Products Corp.                      3,623
    97,900 * Penwest Pharmaceuticals Co.                       1,517

 Restaurants--4.9%
   236,000 * Starbucks Corp.                                   5,428

 Semiconductor Equipment--3.9%
   149,000   Intel Corp.                                       4,358

 Semiconductors--2.8%
    36,000 * Micron Technology, Inc.                           1,480
    75,000 * TriQuint Semiconductor, Inc.                      1,688

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Northwest Fund
As of June 30, 2001
(Unaudited)

                                                                         Value
 SHARES OR PRINCIPAL AMOUNT                                             (000's)
-------------------------------------------------------------------------------
 Specialty Chemicals--0.5%
    61,000 * Eden Bioscience Corp.                                     $    609

 Steel--2.1%
   161,000   Schnitzer Steel Industries, Inc.                             2,294

 Systems Software--5.0%
    76,000 * Microsoft Corp.                                              5,518

 Wireless Telecommunications Services--4.4%
   115,000 * AT&T Wireless Group                                          1,880
    70,800 * Western Wireless Corp. (Class A)                             3,044
                                                                       --------
 TOTAL COMMON STOCKS                                                    108,644
                                                                       --------
 CASH EQUIVALENTS--2.4%

 Investment Companies
 2,623,096 AIM Short-Term Investments Co. Liquid Assets Money Market      2,623
           Portfolio (Institutional Shares)
                                                                       --------

 TOTAL CASH EQUIVALENTS                                                   2,623
                                                                       --------
 TOTAL INVESTMENTS--99.9%                                               111,267

 Other Assets, less Liabilities                                             147
                                                                       --------

 NET ASSETS                                                            $111,414
                                                                       ========

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO International Stock Fund
June 30, 2001



The SAFECO International Stock Fund lagged the EAFE Index for the six months ending June 30, 2001, as most developed equity markets recorded negative performance.

In Japan, the market is torn between hope for meaningful economic reform and bleak realities. The downturn in world trade has been particularly hard and stimulus from public programs is fading. Our Japanese stocks underperformed, as they are mostly technology-related. Nonetheless, our strategy is to focus on industry leaders; thus we increased our exposure to Sony and NTT DoCoMo. We exited Bank of Tokyo--Mitsubishi as it has high exposure to the economy.

Telecom stocks, led by UK-quoted Vodafone, were the Fund's biggest detractors. Though we've reduced overall exposure to telecom, we believe Vodafone will grow its operating earnings, and that French-quoted Alcatel could benefit from consolidation. We believe other technology, media and telecom (TMT) stocks have approached reasonable valuations, but are unlikely to build here until their earnings outlooks become clearer.

Boosted by high oil prices, energy stocks were positive contributors. Royal Dutch/Shell, again, reported record earnings, and Hong Kong-quoted Petrochina climbed on profit and efficiency gains. Despite profit growth in 2000, Dutch-quoted ING stumbled in the first quarter. We feel it's undervalued and continue to hold the stock.

Though changes to its line-up were few, we have increased the Fund's defensive nature by reducing overall exposure to TMT stocks and increasing healthcare, consumer products and financials. We feel the markets will be fairly range bound until the global economy picks up, and that a well-diversified portfolio will do best, i.e. stock, not sector, selection will be critical. In our stock picking, we will continue to favor good value, visibility of earnings and good cash flow.

Bank of Ireland

Asset Management (U.S.) Limited

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. Funds in 1989.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO International Stock Fund

                              [PERFORMANCE GRAPH]

-------------------------------------------------------------------------------
                                                   With Sales Charge
                                     ------------------------------------------
Average Annual Total Return for the                                    Since
periods ended June 30, 2001          Six Month*    1 Year    5 Year Inception**
-------------------------------------------------------------------------------
SAFECO International Stock Fund
   Class A                            (22.45)%    (29.81)%   3.18%     3.37%
   Class B                            (22.10)%    (29.37)%   3.28%     3.65%
   Class C                            (18.84)%    (26.58)%   3.62%     3.79%
EAFE Index                              N/A         N/A       N/A       N/A
Lipper, Inc. (International Funds)      N/A         N/A       N/A       N/A

-------------------------------------------------------------------------------
                                                 Without Sales Charge
                                     ------------------------------------------
Average Annual Total Return for the                                    Since
periods ended June 30, 2001          Six Month*    1 Year    5 Year Inception**
-------------------------------------------------------------------------------
SAFECO International Stock Fund
   Class A                           (17.74)%     (25.53)%    4.40%    4.51%
   Class B                           (18.00)%     (25.86)%    3.63%    3.80%
   Class C                           (18.02)%     (25.88)%    3.62%    3.79%
EAFE Index                           (15.47)%     (24.85)%    1.38%    1.91%
Lipper, Inc. (International Funds)   (14.25)%     (24.02)%    4.61%     N/A
 * Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
-------------------------------------------------------------------------------


Date                      CLASS A      CLASS B       CLASS C      EAFE Index
----                      -------      -------       -------      ----------
 1/31/96                   9,425        10,000        10,000        10,000
 2/29/96                   9,359         9,930         9,930        10,021
 3/31/96                   9,463        10,040        10,040        10,220
 4/30/96                   9,698        10,290        10,290        10,504
 5/31/96                   9,661        10,250        10,250        10,298
 6/30/96                   9,651        10,240        10,240        10,342
 7/31/96                   9,274         9,840         9,840        10,026
 8/31/96                   9,651        10,240        10,240        10,035
 9/30/96                   9,853        10,454        10,454        10,288
10/31/96                   9,967        10,565        10,565        10,169
11/30/96                  10,593        11,229        11,229        10,560
12/31/96                  10,759        11,391        11,391        10,410
 1/31/97                  10,720        11,340        11,340        10,033
 2/28/97                  10,863        11,482        11,482        10,183
 3/31/97                  10,787        11,411        11,411        10,207
 4/30/97                  10,835        11,451        11,451        10,247
 5/31/97                  11,330        11,966        11,966        10,900
 6/30/97                  11,673        12,320        12,320        11,488
 7/31/97                  12,083        12,744        12,744        11,660
 8/31/97                  11,054        11,643        11,643        10,776
 9/30/97                  11,797        12,421        12,421        11,366
10/31/97                  10,816        11,381        11,381        10,478
11/30/97                  10,882        11,441        11,441        10,358
12/31/97                  11,222        11,788        11,788        10,435
 1/31/98                  11,455        12,033        12,033        10,899
 2/28/98                  12,213        12,820        12,820        11,584
 3/31/98                  12,689        13,311        13,311        11,926
 4/30/98                  12,757        13,352        13,352        12,007
 5/31/98                  12,864        13,464        13,464        11,934
 6/30/98                  12,990        13,587        13,587        12,010
 7/31/98                  13,126        13,720        13,720        12,118
 8/31/98                  11,416        11,920        11,920        10,602
 9/30/98                  10,726        11,195        11,195        10,263
10/31/98                  11,533        12,023        12,023        11,318
11/30/98                  12,417        12,933        12,933        11,883
12/31/98                  12,757        13,280        13,280        12,337
 1/31/99                  12,786        13,301        13,301        12,286
 2/28/99                  12,699        13,209        13,209        11,979
 3/31/99                  13,029        13,546        13,546        12,464
 4/30/99                  13,660        14,190        14,190        12,955
 5/31/99                  13,000        13,464        13,464        12,273
 6/30/99                  13,456        13,935        13,935        12,737
 7/31/99                  13,690        14,159        14,159        13,100
 8/31/99                  13,728        14,180        14,180        13,133
 9/30/99                  13,709        14,149        14,149        13,251
10/31/99                  14,204        14,650        14,650        13,732
11/30/99                  14,953        15,437        15,437        14,194
12/31/99                  16,410        16,930        16,930        15,454
 1/31/00                  15,438        15,918        15,918        14,458
 2/29/00                  15,982        16,460        16,460        14,833
 3/31/00                  16,575        17,063        17,063        15,394
 4/30/00                  15,720        16,173        16,173        14,570
 5/31/00                  15,536        15,969        15,959        14,199
 6/30/00                  16,070        16,511        16,501        14,739
 7/31/00                  15,555        15,979        15,959        14,107
 8/31/00                  15,681        16,092        16,081        14,215
 9/30/00                  14,826        15,212        15,192        13,509
10/31/00                  14,496        14,865        14,855        13,176
11/30/00                  14,030        14,374        14,364        12,668
12/31/00                  14,548        14,928        14,918        13,104
 1/31/01                  14,507        14,874        14,875        13,095
 2/28/01                  13,294        13,622        13,623        12,162
 3/31/01                  12,204        12,500        12,500        11,265
 4/30/01                  12,934        13,244        13,234        12,025
 5/31/01                  12,451        12,748        12,738        11,566
 6/30/01                  11,968        12,140        12,230        11,077

Investment Values:

SAFECO
International Stock Fund
Class A $11,968
Class B $12,140
Class C $12,230

EAFE Index $11,077

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
-----------------------------------------------
 ING Groep NV                           3.5%
   (Banks)
 Nestle SA                              2.7
   (Food Retail)
 Shell Transport & Trading Co., plc     2.6
   (Integrated Oil & Gas)
 Total Fina Elf SA                      2.6
   (Integrated Oil & Gas)
 GlaxoSmithKline, Plc                   2.5
   (Pharmaceuticals)
 Barclays, Plc                          2.4
   (Banks)
 Aventis SA                             2.3
   (Pharmaceuticals)
 Vodafone Group, plc                    2.1
   (Integrated Telecom. Services)
 Swiss Re                               2.0
   (Multi-Line Insurance)
 Lloyds TSB Group, plc                  2.0
   (Banks)

TOP FIVE PURCHASES                    Cost
For the Period Ended June 30, 2001  (000's)
--------------------------------------------
ING Groep NV                         $1,473
Vodafone Group, plc                   1,419
Barclays, plc                         1,349
Shell Transportation & Trading Co.    1,323
GlaxoSmithKline, plc                  1,261

TOP FIVE SALES                      Proceeds
For the Period Ended June 30, 2001  (000's)
--------------------------------------------
ING Groep NV                         $1,669
Vodafone Group, plc                   1,611
Shell Transportation & Trading Co.    1,468
Barclays, plc                         1,451
GlaxoSmithKline, plc                  1,174

                                   Percent of
TOP FIVE COUNTRIES                 Net Assets
---------------------------------------------
United Kingdom                         23%
Japan                                  13
Netherlands                            12
France                                  9
Switzerland                             9

Portfolio of Investments
SAFECO International Stock Fund
As of June 30, 2001
(Unaudited)


                                                    Value
 SHARES OR PRINCIPAL AMOUNT                       (000's)
---------------------------------------------------------
 COMMON STOCKS--84.0%

 Australia--2.8%
   7,680 Brambles Industries, Ltd.                $   188
         Industrial Machinery
  19,700 National Australia Bank, Ltd.                352
         Banks
  21,277 News Corp., Ltd.                             196
         Publishing & Printing
  27,737 Westpac Banking Corp., Ltd.                  205
         Banks

 Denmark--0.4%
   3,405 TDC AS                                       123
         Integrated Telecommunications Services

 Finland--0.3%
   4,900 Nokia Oyj                                    111
         Wireless Telecommunications Services

 France--9.4%
  11,884 Alcatel                                      249
         Telecommunications Equipment
   9,748 Aventis SA                                   779
         Pharmaceuticals
  21,587 Axa                                          616
         Multi-Line Insurance
   1,260 Lafarge SA                                   108
         Construction Materials
   6,209 Total Fina Elf SA                            870
         Integrated Oil & Gas
   9,994 Vivendi Universal SA                         583
         Movies & Entertainment

 Germany--5.2%
   9,870 Bayer AG                                     385
         Diversified Chemicals
   5,730 Bayerische Hypo-und Vereinsbank AG           280
         Banks
  15,570 Bayerische Motoren Werke AG                  513
         Automobile Manufacturers
  11,275 E.On AG                                      587
         Electric Utilities

 Hong Kong--2.6%
  31,000 Cheung Kong Holdings, Ltd.                   338
         Real Estate Investment Trust
  40,000 China Mobile (Hong Kong), Ltd.               211
         Wireless Telecommunications Services
 856,000 PetroChina Co., Ltd.                         178
         Oil & Gas Exploration & Production
  19,000 Sun Hung Kai Properties, Ltd.                171
         Real Estate Investment Trust

 Italy--2.7%
  31,527 ENI SpA                                      385
         Integrated Oil & Gas
  60,460 Telecom Italia SpA                           543
         Integrated Telecommunications Services

 Japan--12.6%
   2,400 Acom Co., Ltd.                               212
         Consumer Finance
  15,000 Canon, Inc.                                  606
         Office Services & Supplies
   9,000 Fuji Photo Film Co.                          388
         Office Services & Supplies
  54,000 Hitachi, Ltd.                                530
         Electrical Components & Equipment
   3,200 Hoya Corp.                                   203
         Health Care Supplies
   3,400 Murata Manufacturing Co., Ltd.               226
         Electrical Components & Equipment
  28,000 NEC Corp.                                    378
         Electrical Components & Equipment
      64 Nippon Telegraph & Telephone Corp.           333
         Integrated Telecommunications Services
      22 NTT DoCoMo, Inc.                             383
         Integrated Telecommunications Services
   1,100 Rohm Co., Ltd.                               171
         Electrical Components & Equipment
   1,600 SMC Corp.                                    171
         Industrial Machinery
   4,400 Sony Corp.                                   289
         Electrical Components & Equipment
   8,000 Takeda Chemical Industries                   372
         Pharmaceuticals

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO International Stock Fund
As of June 30, 2001
(Unaudited)

                                                          Value
 SHARES OR PRINCIPAL AMOUNT                             (000's)
---------------------------------------------------------------
 Netherlands--12.0%
  26,448   ABN AMRO Holding NV                          $   497
           Banks
  20,649   Elsevier NV                                      257
           Publishing & Printing
   5,947   Fortis NV                                        145
           Diversified Financial Services
   4,006   Heineken NV                                      162
           Brewers
  18,032   ING Groep NV                                   1,180
           Banks
  20,507   Koninklijke (Royal) Philips Electronics NV       544
           Semiconductors
  20,100   Koninklijke Ahold NV                             630
           Food Retail
   6,255   Royal Dutch Petroleum Co.                        360
           Integrated Oil & Gas
   7,960   TNT Post Group NV                                166
           Distributors
   3,930   VNU NV                                           133
           Publishing & Printing

 Portugal--0.2%
  34,283   Electricidade de Portugal SA                      82
           Electric Utilities

 Singapore--0.7%
  21,122   DBS Group Holdings, Ltd.                         155
           Banks
   8,000   Singapore Press Holdings, Ltd.                    88
           Publishing & Printing

 South Korea--0.3%
   4,600 # Pohang Iron & Steel Co., Ltd. (ADR)               91
           Steel

 Spain--2.5%
  56,095   Banco Santander Central Hispano SA               509
           Banks
  26,963   Telefonica SA                                    333
           Integrated Telecommunications Services

 Sweden--0.5%
  30,200   Telefonaktiebolaget LM Ericsson AB               165
           Integrated Telecommunications Services

 Switzerland--9.1%
   4,310   Nestle SA                                        917
           Food Retail
  12,125   Novartis AG                                      439
           Pharmaceuticals
   5,460   Roche Holding AG                                 394
           Pharmaceuticals
     344   Swiss Re                                         688
           Multi-Line Insurance
   4,482   UBS AG                                           643
           Banks

 United Kingdom--22.7%
  11,420   3i Group, plc                                    172
           Diversified Financial Services
   6,300   AstraZeneca Group, plc                           293
           Health Care Supplies
  26,700   Barclays, plc                                    818
           Banks
  41,210   Cable & Wireless, plc                            241
           Integrated Telecommunications Services
  37,637   Cadbury Schweppes, plc                           254
           Soft Drinks
  39,505   Compass Group, plc                               315
           Food Retail
  48,390   Diageo, plc                                      530
           Brewers
  23,286   EMI Group, plc                                   131
           Leisure Products
  30,425   GlaxoSmithKline, plc                             853
           Pharmaceuticals
  40,800   Hilton Group, plc                                137
           Hotels
  68,602   Lloyds TSB Group, plc                            685
           Banks
  36,157   Marconi, plc                                     129
           Telecommunications Equipment
  22,400   P & O Princess Cruises, plc                      116
           Leisure Products
   5,840   Pearson, plc                                      96
           Publishing & Printing
  39,030   Prudential, plc                                  472
           Multi-Line Insurance
  13,190   Railtrack Group, plc                              62
           Railroads
  21,100   Reuters Group, plc
           Broadcasting & Cable TV                          274

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO International Stock Fund
As of June 30, 2001
(Unaudited)


                                                                     Value
 SHARES                                                            (000's)
--------------------------------------------------------------------------
 United Kingdom--(continued)
   5,550 RMC Group, plc                                            $    52
         Construction Materials
 107,744 Shell Transport & Trading Co., plc                            891
         Integrated Oil & Gas
   7,436 Smiths Group, plc                                              86
         Industrial Conglomerates
  26,315 Unilever, plc                                                 222
         Household Products
 326,617 Vodafone Group, plc                                           721
         Integrated Telecommunications Services
  17,520 WPP Group, plc                                                172
         Advertising
                                                                   -------
 TOTAL COMMON STOCKS                                                28,533
                                                                   -------
 TOTAL INVESTMENTS--84.0%                                           28,533
 Domestic Cash                                                       3,136
 Foreign Cash                                                            6
 Other Assets, less Liabilities                                      2,282
                                                                   -------
                                                                     5,424
                                                                   -------
 NET ASSETS                                                        $33,957
                                                                   =======

#  Security traded on NYSE and valued in USD.

                                                                    Percent of
 Industry Diversification                                           Net Assets
------------------------------------------------------------------------------
 Banks                                                                15.7%
 Integrated Telecom. Services                                          8.4
 Pharmaceuticals                                                       8.4
 Integrated Oil & Gas                                                  7.4
 Food Retail                                                           5.5
 Multi-Line Insurance                                                  5.2
 Electrical Components & Equipment                                     4.7
 Office Services & Supplies                                            2.9
 Publishing & Printing                                                 2.3
 Brewers                                                               2.0
 Electric Utilities                                                    2.0
 Movies & Entertainment                                                1.7
 Semiconductors                                                        1.6
 Automobile Manufacturers                                              1.5
 Real Estate Investment Trust                                          1.5
 Health Care Supplies                                                  1.5
 Diversified Chemicals                                                 1.1
 Telecommunications Equipment                                          1.1
 Industrial Equipment                                                  1.1
 Wireless Telecommunications Service                                   1.0
 Other                                                                 7.5
                                                                      ----
                                                                      84.0%
                                                                      ====

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Managers
SAFECO Balanced Fund
June 30, 2001

[PHOTO] Rex Bentley

                    [PHOTO] Michael Hughes

                                     [PHOTO] Lynette D. Sagvold

The SAFECO Balanced Fund widely outperformed the S&P 500 and a split S&P 500/Lehman Gov't Corp benchmark for the latest six and twelve months.

While the bond portfolio put in a solid performance and our value style of equity investing caused the Fund to outperform the S&P, two consumer stocks were the chief reason the Fund underperformed a split Russell 1000 Value/Lehman Gov't Corp benchmark. We sold Interpublic Group, but increased our stake in CVS, when they fell on disappointing earnings. We think the setback at the "bricks and clicks" drugstore is temporary. We also added to Cisco and Texas Instruments on price breaks.

The Fund benefited from its overweighting in financials and from the picks themselves. American General climbed on a takeover offer from American International Group, while Hartford Financial Services rebounded on improving insurance pricing. Citigroup and Bank of America climbed on lower interest rates. Microsoft was a big contributor as well.

We sold several stocks as they reached their price targets and initiated positions in Duke Power, American International Group, Ingersoll-Rand, Tyco International, Corning, Kroger, Anheuser-Busch and American Express. We found their valuations attractive relative to their prospects.

The Fund benefited as corporate bonds outperformed treasuries. Since the beginning of the year, we have systematically increased corporate and mortgage-backed bonds, which we expect to outperform. For the rising rates that will likely follow the end of the Fed's rate cutting, we have decreased our sensitivity to interest rates and increased our exposure to higher coupon mortgages.

Rex Bentley  Michael Hughes  Lynette D. Sagvold

Rex Bentley, has a MBA from Brigham Young University, and is a Chartered Financial Analyst. He has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

Performance Overview & Highlights
SAFECO Balanced Fund

                              [PERFORMANCE GRAPH]

-------------------------------------------------------------------------------
                                                    With Sales Charge
                                      -----------------------------------------
Average Annual Total Return for the                                    Since
periods ended June 30, 2001           Six Month*    1 Year  5 Year  Inception**
-------------------------------------------------------------------------------
SAFECO Balanced Fund
   Class A                             (7.03)%     (1.09)%   6.60%     6.74%
   Class B                             (6.57)%     (0.81)%   6.78%     7.06%
60% SAP 500/40% Lehman Brothers
 Gov't/Corp. Index                       N/A         N/A      N/A       N/A
60% Russell 1000 Value/40% Lehman
 Brothers Gov't/Corp. Index              N/A         N/A      N/A       N/A
S&P 500 Index                            N/A         N/A      N/A       N/A
Lipper, Inc. (Balanced Funds)            N/A         N/A      N/A       N/A

-------------------------------------------------------------------------------
                                                  Without Sales Charge
                                      -----------------------------------------
Average Annual Total Return for the                                    Since
periods ended June 30, 2001           Six Month*   1 Year   5 Year  Inception**
-------------------------------------------------------------------------------
SAFECO Balanced Fund
   Class A                             (1.34)%      4.92 %   7.86%     7.91%
   Class B                             (1.71)%      4.19 %   7.09%     7.20%
60% SAP 500/40% Lehman Brothers
 Gov't/Corp. Index                     (2.61)%     (4.44)%  11.64%    12.22%
60% Russell 1000 Value/40% Lehman
 Brothers Gov't/Corp. Index             0.65 %     10.65 %  11.92%    11.28%
S&P 500 Index                          (6.69)%    (14.81)%  14.48%    14.62%
Lipper, Inc. (Balanced Funds)          (2.58)%     (2.32)%   9.96%      N/A
 * Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the Fund
-------------------------------------------------------------------------------


                                              60% S&P 500/
                                               40% Lehman     60% Russell 1000/
                                             Brothers Gov't/ 40% Lehman Brothers
  Date       Class A     Class B     S&P 500   Corp. Index    Gov't/Corp. Index
  ----       -------     -------     ------- --------------- -------------------
 1/31/96      9,425      10,000      10,000      10,000            10,000
 2/29/96      9,378       9,950      10,093       9,971             9,960
 3/31/96      9,441      10,017      10,190       9,996            10,030
 4/30/96      9,498      10,077      10,340      10,060            10,027
 5/31/96      9,630      10,218      10,607      10,213            10,098
 6/30/96      9,750      10,345      10,647      10,289            10,155
 7/31/96      9,530      10,112      10,177      10,016             9,927
 8/31/96      9,654      10,243      10,392      10,135            10,090
 9/30/96      9,989      10,599      10,976      10,555            10,405
10/31/96     10,191      10,803      11,279      10,829            10,747
11/30/96     10,624      11,252      12,131      11,415            11,306
12/31/96     10,495      11,112      11,890      11,225            11,169
 1/31/97     10,810      11,434      12,633      11,675            11,516
 2/28/97     10,898      11,517      12,732      11,743            11,634
 3/31/97     10,515      11,111      12,210      11,381            11,315
 4/30/97     10,752      11,351      12,938      11,877            11,679
 5/31/97     11,197      11,810      13,725      12,388            12,140
 6/30/97     11,485      12,096      14,340      12,807            12,532
 7/31/97     12,141      12,777      15,480      13,620            13,288
 8/31/97     11,673      12,274      14,614      13,051            12,920
 9/30/97     11,990      12,607      15,414      13,598            13,509
10/31/97     11,860      12,460      14,900      13,360            13,323
11/30/97     12,060      12,660      15,589      13,796            13,740
12/31/97     12,205      12,803      15,856      14,004            14,058
 1/31/98     12,289      12,880      16,031      14,172            13,986
 2/28/98     12,826      13,432      17,187      14,856            14,612
 3/31/98     13,111      13,726      18,066      15,398            15,241
 4/30/98     13,037      13,627      18,248      15,530            15,336
 5/31/98     12,910      13,494      17,935      15,391            15,226
 6/30/98     12,948      13,528      18,663      15,875            15,408
 7/31/98     12,661      13,217      18,465      15,760            15,223
 8/31/98     11,810      12,318      15,798      14,251            13,745
 9/30/98     12,442      12,979      16,810      14,995            14,397
10/31/98     13,094      13,658      18,176      15,780            15,097
11/30/98     13,500      14,059      19,277      16,469            15,603
12/31/98     13,676      14,250      20,387      17,147            15,979
 1/31/99     13,688      14,238      21,240      17,694            16,102
 2/28/99     13,263      13,784      20,580      17,180            15,827
 3/31/99     13,453      13,973      21,403      17,698            16,079
 4/30/99     14,037      14,580      22,232      18,208            17,139
 5/31/99     14,026      14,557      21,707      17,842            16,954
 6/30/99     14,276      14,814      22,912      18,550            17,291
 7/31/99     13,982      14,497      22,196      18,108            16,912
 8/31/99     13,654      14,146      22,086      18,038            16,458
 9/30/99     13,335      13,799      21,481      17,718            16,094
10/31/99     13,731      14,210      22,840      18,546            16,754
11/30/99     13,686      14,175      23,306      18,822            16,658
12/31/99     13,779      14,248      24,678      19,616            16,686
 1/31/00     13,222      13,670      23,438      18,871            16,297
 2/29/00     12,641      13,056      22,994      18,665            15,504
 3/31/00     13,594      14,037      25,244      20,085            16,872
 4/30/00     13,559      14,001      24,482      19,604            16,709
 5/31/00     13,641      14,074      23,979      19,298            16,829
 6/30/00     13,566      13,984      24,571      19,753            16,385
 7/31/00     13,437      13,850      24,188      19,577            16,580
 8/31/00     13,731      14,130      25,691      20,550            17,292
 9/30/00     13,563      13,954      24,335      19,755            17,423
10/31/00     13,977      14,369      24,232      19,726            17,757
11/30/00     13,800      14,174      22,321      18,668            17,379
12/31/00     14,427      14,822      22,431      18,838            18,089
 1/31/01     14,415      14,798      23,227      19,406            18,228
 2/28/01     14,165      14,540      21,109      18,192            17,930
 3/31/01     13,973      14,328      19,772      17,415            17,517
 4/30/01     14,225      14,587      21,308      18,295            18,062
 5/31/01     14,477      14,821      21,451      18,412            18,376
 6/30/01     14,233      14,469      20,929      18,126            18,117
-------------------------------------------------------------------------

Investment Values:

SAFECO Balanced Fund
Class A $14,233
Class B $14,469

S&P 500 Index $20,929

60% S&P 500/40% Lehman Brothers Gov't Corp. Index $18,126

60% Russell 1000 Value/40% Lehman Brothers Gov't Corp. Index $18,117

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 TOP FIVE INDUSTRIES                      Percent of
 (Common Stocks)                          Net Assets
----------------------------------------------------
 Banks                                         7%
 Integrated Telecom. Services                  6
 Diversified Financial Services                5
 Integrated Oil & Gas                          5
 Pharmaceuticals                               4

                                          Percent of
 TOP TEN STOCK HOLDINGS                   Net Assets
----------------------------------------------------
 Bank of America Corp.                       1.8%
  (Banks)
 Citigroup, Inc.                             1.8
  (Diversified Financial Services)
 Washington Mutual, Inc.                     1.7
  (Banks)
 Exxon Mobil Corp.                           1.7
  (Integrated Oil & Gas)
 ALLTEL Corp.                                1.5
  (Integrated Telecom. Services)
 Hartford Financial Services Group, Inc.     1.5
  (Multi-Line Insurance)
 J.P. Morgan Chase & Co.                     1.5
  (Diversified Financial Services)
 Federal National Mortgage Association       1.5
  (Diversified Financial Services)
 Procter & Gamble Co.                        1.5
  (Household Products)
 SBC Communications, Inc.                    1.5
  (Integrated Telecom. Services)

TOP FIVE PURCHASES
(Common Stocks)                             Cost
For the Period Ended June 30, 2001        (000's)
--------------------------------------------------
Duke Energy Corp.                           $226
Citigroup, Inc.                              182
Conoco, Inc.                                 178
American International Group, Inc.           178
Anheuser-Busch Companies, Inc.               178

TOP FIVE SALES
(Common Stocks)                           Proceeds
For the Period Ended June 30, 2001        (000's)
--------------------------------------------------
Halliburton Co.                             $212
Bristol-Meyers Squibb Co.                    209
Praxair, Inc.                                189
Interpublic Group, Co.                       149
Emerson Electric Co.                         143

WEIGHTINGS AS A PERCENT
OF NET ASSETS
---------------------------------------------------------

                       [PIE CHART]

1 Large - Common Stocks:  ($4 Bil. and above)       55.5%
2 Mortgage Backed Securities:                       15.4%
3 Corporate Bonds:                                  14.0%
4 U.S. Government Securities:                        5.3%
5 Cash & Other:                                      3.8%
6 Asset Backed Securities:                           3.4%
7 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      1.9%
8 Small - Common Stocks:  (Less than $1.5 Bil.)      0.7%

Portfolio of Investments
SAFECO Balanced Fund
As of June 30, 2001
(Unaudited)

                                                      Value
 SHARES OR PRINCIPAL AMOUNT                         (000's)
-----------------------------------------------------------
 COMMON STOCKS--58.1%

 Aerospace & Defense--0.7%
    1,600   Northrop Grumman Corp.                  $   128

 Air Freight & Couriers--1.4%
    4,500   United Parcel Service, Inc. (Class B)       260

 Banks--6.9%
    5,500   Bank of America Corp.                       330
    7,800   KeyCorp                                     203
   10,120   U.S. Bancorp                                231
    8,550   Washington Mutual, Inc.                     321
    4,500   Wells Fargo & Co.                           209

 Brewers--0.9%
    4,200   Anheuser-Busch Companies, Inc.              173

 Computer Hardware--1.1%
    3,900   Hewlett-Packard Co.                         112
      900   International Business Machines Corp.       102

 Department Stores--0.9%
    4,750   May Department Stores Co.                   163

 Diversified Chemicals--0.9%
    3,400   Du Pont (E.I.) de Nemours & Co.             164

 Diversified Financial Services--5.4%
    2,900   American Express Co.                        113
    6,200   Citigroup, Inc.                             328
    3,300   Federal National Mortgage Association       281
    6,400   J.P. Morgan Chase & Co.                     285

 Drug Retail--0.9%
    4,500   CVS Corp.                                   174

 Electric Utilities--1.2%
    5,700   Duke Energy Corp.                           222

 Electrical Equipment--1.0%
    5,600   Diebold, Inc.                               180

 Food Retail-- 0.6%
    4,600 * Kroger Co.                                  115

 General Merchandise Stores--0.8%
    3,800 * Costco Wholesale Corp.                      156

 Household Products--1.5%
    4,400   Procter & Gamble Co.                        281

 Industrial Conglomerates--0.5%
    1,800   Tyco International, Ltd.                     98

 Industrial Gases--0.9%
    3,600   Praxair, Inc.                               169

 Industrial Machinery--1.7%
    5,800   Dover Corp.                                 218
    2,500   Ingersoll-Rand Co.                          103

 Integrated Oil & Gas--5.3%
    2,800   Chevron Corp.                               253
    6,300   Conoco, Inc. (Class A)                      178
    3,588   Exxon Mobil Corp.                           313
    4,300   Royal Dutch Petroleum Co. (ADR)             251

 Integrated Telecommunications Services--5.5%
    4,700   ALLTEL Corp.                                288
    7,500   CenturyTel, Inc.                            227
    6,800   SBC Communications, Inc.                    272
    4,514   Verizon Communications                      242

 IT Consulting & Services--0.6%
    1,700   Electronic Data Systems Corp.               106

 Life & Health Insurance--1.4%
    5,700   American General Corp.                      265

 Movies & Entertainment--1.5%
    2,200 * AOL Time Warner, Inc.                       117
    5,500   Walt Disney Co.                             159

 Multi-Line Insurance--2.5%
    2,100   American International Group, Inc.          181
    4,200   Hartford Financial Services Group, Inc.     287

 Multi-Utilities--1.2%
    8,400   NiSource, Inc.                              230

 Networking Equipment--0.5%
    5,400 * Cisco Systems, Inc.                          98

 Oil & Gas Equipment & Services--0.7%
    2,500   Schlumberger, Ltd.                          132

 Personal Products--1.4%
    9,300   Gillette Co.                                270

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Balanced Fund
As of June 30, 2001
(Unaudited)


                                                     Value
 SHARES OR PRINCIPAL AMOUNT                        (000's)
----------------------------------------------------------
 Pharmaceuticals--3.5%
    4,300  Abbott Laboratories                     $   206
    2,500  American Home Products Corp.                146
    4,200  Johnson & Johnson                           210
    1,300  Merck & Co., Inc.                            83

 Publishing & Printing--1.2%
    3,400  Gannett Co., Inc.                           224

 Real Estate Investment Trust--2.6%
    3,200  Equity Residential Properties Trust         181
    4,300  First Industrial Realty Trust, Inc.         138
    5,800  Liberty Property Trust                      172

 Restaurants--0.9%
    6,000  McDonald's Corp.                            162

 Semiconductor Equipment--0.4%
    2,400  Intel Corp.                                  70

 Semiconductors--0.4%
    2,200  Texas Instruments, Inc.                      69

 Systems Software--0.7%
    1,700* Microsoft Corp.                             123

 Telecommunications Equipment--0.5%
    3,600  Corning, Inc.                                60
    4,900  Nortel Networks Corp.                        45
                                                   -------

 TOTAL COMMON STOCKS                                10,877
                                                   -------

 CORPORATE BONDS--14.0%

 Air Freight & Couriers--0.3%
 $ 60,000  FedEx Corp. 6.625%, due 2/12/04              61

 Airlines--0.7%
  122,474  United Air Lines 7.783%, due 1/01/14        128

 Alternative Carriers--0.8%
   60,000  Qwest Communications                         59
           International, Inc. (144A)
           7.25%, due 2/15/11 (acquired 2/08/01)
   95,000  Sprint Capital Corp.                         96
           7.125%, due 1/30/06

 Auto Parts & Equipment--0.4%
   65,000  Delphi Automotive Systems Corp.              65
           6.55%, due 5/15/06

 Automobile Manufacturers--1.2%
   90,000  Daimier Chrysler NA Holdings Corp.           93
           7.75%, due 1/18/11
  125,000  Hertz Corp. 7.00%, due 7/01/04              128

 Banks--0.9%
   95,000  Bank of America Corp.                        99
           7.125%, due 9/15/06
   65,000  Washington Mutual Bank, Inc.                 65
           6.875%, due 6/15/11

 Brewers--0.7%
  125,000  Anheuser-Busch Cos., Inc.                   137
           7.50%, due 3/15/12

 Broadcasting & Cable TV--0.4%
   65,000  Comcast Cable Corp.                          65
           6.375%, due 1/30/06

 Consumer Finance--2.0%
  160,000  American General Finance Corp.              160
           6.10%, due 5/22/06
   65,000  Countrywide Funding Corp.                    65
           5.25%, due 6/15/04
  135,000  Household Finance Corp.                     144
           7.875%, due 3/01/07

 Diversified Financial Services--3.2%
  125,000  Erac USA Finance Co.                        128
           8.00%, due 1/15/11
           (144A) (acquired 1/09/01)
   90,000  Ford Motor Credit Co.                        91
           6.875%, due 2/01/06
  125,000  Heller Financial, Inc.                      127
           6.40%, due 1/15/03
   80,000  Lehman Brothers Holdings, Inc.               81
           6.25%, due 4/01/03
  180,000  Morgan Stanley Dean Witter Co.              179
           6.75%, due 4/15/11

 General Merchandise Stores--0.6%
   60,000  Sears Roebuck & Co.                          60
           6.25%, due 1/15/04
   60,000  Target Corp.                                 59
           6.35%, due 1/15/11

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Balanced Fund
As of June 30, 2001
(Unaudited)

                                                                        Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 Integrated Oil & Gas--0.7%
 $ 65,000 Pemex Project Funding Master Trust (144A)                   $    69
          9.125%, due 10/13/10 (acquired 5/31/01)
   55,000 USX Corp.                                                        56
          6.85%, due 3/01/08

 Integrated Telecommunications Services--0.7%
  130,000 Worldcom, Inc.                                                  135
          8.00%, due 5/15/06

 Oil & Gas Equipment & Services--0.3%
   50,000 Kinder Morgan Energy Partners                                    49
          6.75%, due 3/15/11

 Publishing & Printing--1.1%
  210,000 Times-Mirror Co.                                                211
          6.65%, due 10/15/01
                                                                      -------
 TOTAL CORPORATE BONDS                                                  2,612
                                                                      -------
 ASSET BACKED SECURITIES--3.4%

 Diversified Financial Services--1.7%
  125,000 CNH Equipment Trust                                             130
          7.34%, due 2/15/07
  180,000 Fleet Credit Card Master Trust                                  188
          6.90%, due 4/16/07

 Electric Utilities--0.9%
  170,000 ComEd Transitional Funding Trust                                168
          5.63%, due 6/25/09

 Motorcycle Manufacturers--0.8%
  146,633 Harley Davidson Eaglemark Motorcycle Trust                      149
          7.07%, due 11/15/04
                                                                      -------
 TOTAL ASSET BACKED SECURITIES                                            635
                                                                      -------
 MORTGAGE BACKED SECURITIES--15.4%

 Collateral Mortgage Obligation (CMO)--1.2%
  214,756 6.50%, due 2/14/41                                              219

 Federal National Mortgage Association--11.6%
  258,371 6.00%, due 1/01/29                                              250
  119,958 6.00%, due 9/01/29                                              116
  139,929 6.50%, due 1/01/15                                              141
  244,165 6.50%, due 5/01/31                                              240
  104,906 6.50%, due 6/01/31                                              103
  285,215 6.50%, due 7/01/29                                              282
  151,376 7.00%, due 3/01/12                                              155
  375,037 8.00%, due 10/01/30                                             388
  133,934 8.00%, due 2/01/29                                              140
  145,645 8.00%, due 2/01/30                                              151
  123,658 8.00%, due 4/01/20                                              128
   69,256 8.00%, due 7/01/30                                               72

 Government National Mortgage Association--2.6%
   19,183 6.00%, due 4/15/14                                               19
  114,537 6.00%, due 8/15/13                                              114
  188,880 7.00%, due 4/15/28                                              191
   47,755 7.00%, due 8/15/28                                               48
  111,575 7.75%, due 11/15/29                                             115
                                                                      -------
 TOTAL MORTGAGE BACKED SECURITIES                                       2,872
                                                                      -------
 U.S. GOVERNMENT OBLIGATIONS--5.3%

 U.S. Federal Agency Notes--0.9%
  175,000 6.625%, due 11/15/30                                            177

 U.S.Treasury Notes--4.4%
  670,000 7.875%, due 2/15/21                                             821
                                                                      -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                        998
                                                                      -------
 CASH EQUIVALENTS--4.2%

 Investment Companies
  791,370 AIM Short-Term Investments Co. Liquid Assets Money Market       791
          Portfolio (Institutional Shares)
                                                                      -------
 TOTAL CASH EQUIVALENTS                                                   791
                                                                      -------
 TOTAL INVESTMENTS--100.4%                                             18,785

 Other Assets, less Liabilities                                           (68)
                                                                      -------
 NET ASSETS                                                           $18,717
                                                                      =======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Small Company Value Fund
June 30, 2001


[PHOTO] Greg Eisen

For the six months ended June 30, 2001, the SAFECO Small Company Value Fund outperformed both the Russell 2000 and the Russell 2000 Value Indexes. The Fund is skewed towards smaller, cheaper stocks, and this part of the market has outperformed all others during the latest six and twelve months.

While I keep the Fund largely in line with the value index, I also selectively over- and underweight sectors. For example, in the first quarter I increased our exposure in community banks that could benefit as short-term rates declined. This helped us outperform. So did being underweighted in utilities, tech and telecom, which turned in the market's worst performances in the second quarter. I remain concerned about regulated utilities' ability to raise prices to recover the increased raw energy costs.

Rent-Way came back from an accounting controversy to be the Fund's biggest contributor. It's up 146% year to date. ITT has more than doubled as the addition of computer curricula to its vocational schools began to bear fruit. Meanwhile, World Fuel, a broker and reseller of jet and ship fuel around the world, continues to benefit by its outstanding business model and is up over 70%.

On the sell side, I profitably exited Ingeles Markets when it failed to cut its spending levels as planned. We also sold Deb Shops when it reached our price target.

While the Fund is positioned somewhat conservatively, I am also prudently adding stocks, such as Elcor, that stand to benefit as the economy starts moving again. In addition to being ripe for a cyclical recovery, Elcor is a leader in its industry (roofing shingles), was selling cheap, and stands to benefit from low interest rates.

Greg Eisen

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Small Company Value Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
-----------------------------------------------------------------------------------
                                                   With Sales Charge
                                       --------------------------------------------
Average Annual Total Return for the                                       Since
periods ended June 30, 2001            Six Month*     1 Year    5 year  Inception**
-----------------------------------------------------------------------------------
SAFECO Small Company Value Fund
    Class A                               9.02%       2.92%      2.64%   5.99%
    Class B                              10.37%       3.49%      2.72%   6.27%
Russell 2000 Index                         N/A         N/A        N/A     N/A
Russell 2000 Value Index                   N/A         N/A        N/A     N/A
Lipper, Inc. (Small-Cap Value Funds)       N/A         N/A        N/A     N/A
*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                 Without Sales Charge
                                       --------------------------------------------
Average Annual Total Return for the                                       Since
periods ended June 30, 2001            Six Month*     1 Year    5 year  Inception**
-----------------------------------------------------------------------------------
SAFECO Small Company Value Fund
    Class A                              15.70%       9.20%      3.86%   7.15%
    Class B                              15.37%       8.49%      3.07%   6.41%
Russell 2000 Index                        6.80%       0.75%      9.70%  10.98%
Russell 2000 Value Index                 12.78%      30.87%     13.45%  13.96%
Lipper, Inc. (Small-Cap Value Funds)     14.97%      29.61%     13.51%    N/A
*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
-----------------------------------------------------------------------------------


                                               Russell     Russell 2000
    Date            CLASS A       CLASS B     2000 Index    Value Index
    ----            -------       -------     ----------   ------------
  1/31/96            9,425        10,000        10,000        10,000
  2/29/96            9,566        10,150        10,312        10,157
  3/31/96            9,887        10,490        10,522        10,370
  4/30/96           10,886        11,550        11,084        10,653
  5/31/96           11,640        12,350        11,521        10,923
  6/30/96           11,338        12,030        11,048        10,794
  7/31/96           10,575        11,220        10,083        10,220
  8/31/96           11,225        11,910        10,668        10,663
  9/30/96           11,483        12,183        11,085        10,954
 10/31/96           11,463        12,151        10,914        11,081
 11/30/96           11,323        12,003        11,364        11,678
 12/31/96           11,782        12,479        11,662        12,057
  1/31/97           11,882        12,575        11,895        12,242
  2/28/97           11,632        12,299        11,607        12,358
  3/31/97           11,233        11,876        11,059        12,027
  4/30/97           11,004        11,611        11,090        12,204
  5/31/97           12,041        12,712        12,323        13,175
  6/30/97           12,680        13,368        12,852        13,842
  7/31/97           13,558        14,279        13,450        14,423
  8/31/97           13,817        14,554        13,757        14,652
  9/30/97           15,174        15,972        14,764        15,626
 10/31/97           14,625        15,380        14,116        15,201
 11/30/97           14,535        15,284        14,024        15,368
 12/31/97           14,516        15,254        14,270        15,889
  1/31/98           14,414        15,134        14,045        15,601
  2/28/98           15,875        16,652        15,083        16,545
  3/31/98           17,346        18,181        15,705        17,216
  4/30/98           17,949        18,810        15,792        17,301
  5/31/98           16,978        17,769        14,942        16,688
  6/30/98           16,600        17,368        14,973        16,594
  7/31/98           14,680        15,340        13,761        15,294
  8/31/98           10,440        10,895        11,089        12,899
  9/30/98           10,961        11,427        11,957        13,627
 10/31/98           10,706        11,156        12,444        14,032
 11/30/98           10,859        11,307        13,096        14,412
 12/31/98           11,329        11,795        13,907        14,864
  1/31/99           11,605        12,077        14,091        14,526
  2/28/99           10,890        11,329        12,950        13,535
  3/31/99           10,297        10,700        13,152        13,423
  4/30/99           10,185        10,570        14,331        14,648
  5/31/99           10,216        10,603        14,540        15,099
  6/30/99           10,440        10,830        15,198        15,645
  7/31/99           10,614        11,004        14,781        15,274
  8/31/99           10,052        10,408        14,234        14,716
  9/30/99           10,083        10,440        14,237        14,422
 10/31/99           10,113        10,462        14,294        14,133
 11/30/99           11,544        11,947        15,148        14,206
 12/31/99           12,821        13,248        16,863        14,643
  1/31/00           12,269        12,673        16,592        14,260
  2/29/00           13,250        13,682        19,332        15,131
  3/31/00           13,495        13,909        18,057        15,202
  4/30/00           12,943        13,335        16,971        15,292
  5/31/00           11,942        12,294        15,982        15,059
  6/30/00           12,545        12,901        17,375        15,499
  7/31/00           12,054        12,392        16,816        16,015
  8/31/00           13,015        13,378        18,099        16,731
  9/30/00           12,637        12,966        17,567        16,636
 10/31/00           11,646        11,947        16,783        16,577
 11/30/00           10,941        11,210        15,060        16,240
 12/31/00           11,840        12,131        16,353        17,985
  1/31/01           13,301        13,627        17,205        18,481
  2/28/01           12,626        12,923        16,076        18,456
  3/31/01           12,126        12,402        15,289        18,160
  4/30/01           13,015        13,313        16,486        19,000
  5/31/01           13,209        13,497        16,891        19,489
  6/30/01           13,699        13,896        17,474        20,284

Investment Values:

SAFECO
Company Value Fund
Class A  $13,699
Class B  $13,896

Russell 2000 Index $17,474

Russell 2000 Value Index $20,284

The performance graph compares a hypothetical $10,000 investment in Classes A, and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operation expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                         Percent of
 TOP FIVE INDUSTRIES                     Net Assets
---------------------------------------------------
 Banks                                       19%
 Diversified Commercial Services              7
 Real Estate Investment Trust                 7
 Diversified Financial Services               6
 Integrated Oil & Gas                         4

                                         Percent of
 TOP TEN HOLDINGS                        Net Assets
---------------------------------------------------
 Rent-Way, Inc.                             5.5%
  (Diversified Financial Services)
 World Fuel Services Corp.                  4.2
  (Integrated Oil & Gas)
 Regis Corp.                                3.0
  (Specialty Stores)
 Elcor Corp.                                2.7
  (Building Materials)
 Hooper Holmes, Inc.                        2.7
  (Health Care Dist. & Services)
 Landauer, Inc.                             2.6
  (Diversified Commercial Services)
 StanCorp Financial Group, Inc.             2.5
  (Life & Health Insurance)
 Hamilton Bancorp, Inc.                     2.4
  (Banks)
 Alexandria Real Estate Equities, Inc.      2.4
  (Real Estate Investment Trust)
 International Aircraft Investors, Inc.     2.3
  (Diversified Commercial Services)

TOP FIVE PURCHASES                       Cost
For the Period Ended June 30, 2001     (000's)
-----------------------------------------------
iShare Russell 2000 Index Fund          $2,109
iShare Russell 2000 Value Index Fund     2,082
MSCi, Inc.                               1,030
Hamilton Bancorp, Inc.                   1,028
Colonial BancGroup, Inc.                   702

TOP FIVE SALES                         Proceeds
For the Period Ended June 30, 2001      (000's)
-----------------------------------------------
iShares Russell 2000 Value Index Fund   $2,080
iShare Russell 2000 Index Fund           2,029
Rollins Truck Leasing Corp.              1,196
Wet Seal, Inc. (Class A)                 1,116
UTI Energy Corp.                           983

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Small Cap - Common Stocks (Under $1 Bil.)
  a) Large (Over $750 Mil.):                                      4.0%
  b) Medium ($250 - $750 Mil.):                                  37.1%
  c) Small (Under $250 Mil.):                                    30.3%
2 Mid-Cap - Common Stocks: ($1 Bil. - $4 Bil.)                   24.9%
3 Cash & Other:                                                   2.3%
4 Preferred Stock:                                                1.4%

Portfolio of Investments
SAFECO Small Company Value Fund
As of June 30, 2001
(Unaudited)


                                                       Value
 SHARES OR PRINCIPAL AMOUNT                          (000's)
------------------------------------------------------------
 COMMON STOCKS--96.3%

 Air Freight & Couriers--2.1%
  21,000 *  Forward Air Corp.                        $   629

 Auto Parts & Equipment--2.0%
  24,900    Federal Signal Corp.                         584

 Banks--19.2%
  15,100    Alabama National BanCorp                     490
  44,200 *  BankUnited Financial Corp. (Class A)         621
  12,600    BostonFed Bancorp, Inc.                      289
  27,100    Camco Financial Corp.                        326
  44,900    Colonial BancGroup, Inc.                     646
  27,400    Columbia Financial of Kentucky, Inc.         302
  13,800 *  FirstFed Financial Corp.                     411
 100,800 *  Hamilton Bancorp, Inc.                       706
  34,396 *  Hanmi Financial Corp.                        669
  38,000    Macatawa Bank Corp.                          639
  30,250 *  Pacific Union Bank                           363
  16,400    Riggs National Corp.                         279

 Building Materials--2.7%
  39,700    Elcor Corp.                                  804

 Catalog Retail--1.2%
  14,100 *  Insight Enterprises, Inc.                    345

 Computer Storage & Peripherals--2.0%
  39,400 *  MCSi, Inc.                                   597

 Construction & Farm Machinery--1.4%
  24,500 *  Astec Industries, Inc.                       423

 Construction Materials--3.6%
   6,300    Florida Rock Industries, Inc.                295
   6,700    Martin Marietta Materials, Inc.              332
  57,500 *  U.S. Concrete, Inc.                          458

 Consumer Finance--1.2%
  41,000    Cash America International, Inc.             349

 Diversified Commercial Services--6.9%
 186,950 *+ International Aircraft Investors, Inc.       684
  13,600 *  ITT Educational Services, Inc.               612
  25,500    Landauer, Inc.                               765

 Diversified Financial Services--5.5%
 150,200 *  Rent-Way, Inc.                             1,637

 Electronic Equipment & Instruments--1.2%
   9,200 *  Optimal Robotics Corp.                       350

 Health Care Distributors & Services--2.7%
  77,400    Hooper Holmes, Inc.                          793

 Health Care Equipment--3.2%
  14,900 *  INAMED Corp.                                 364
  30,200 *  SonoSite, Inc.                               586

 Health Care Facilities--2.0%
  17,100 *  Province Healthcare Co.                      603

 Homebuilding--1.0%
  25,000 *  Champion Enterprises, Inc.                   285

 Integrated Oil & Gas--4.2%
 105,700    World Fuel Services Corp.                  1,263

 Internet Software & Services--2.2%
  33,300 *  Websense, Inc.                               666

 Life & Health Insurance--2.5%
  16,000    StanCorp Financial Group, Inc.               758

 Marine--0.9%
  15,100    Nordic American Tanker Shipping, Ltd.        259

 Oil & Gas Drilling--3.3%
  25,000 *  Marine Drilling Co., Inc.                    478
  28,500 *  Patterson-UTI Energy, Inc.                   509

 Oil & Gas Exploration & Production--1.9%
  98,000 *  Mallon Resources Corp.                       578

 Photographic Product--1.1%
 124,200 *  Polaroid Corp.                               323

 Property & Casualty Insurance--2.4%
  19,200    First American Corp.                         364
  12,500    LandAmerica Financial Group, Inc.            398

 Real Estate Investment Trust--6.8%
  17,600    Alexandria Real Estate Equities, Inc.        700
  22,000    Annaly Mortgage Management, Inc.             302
  14,400    Camden Property Trust                        528
  15,100    First Industrial Realty Trust, Inc.          485

 Restaurants--0.1%
  14,000 *  BRIAZZ, Inc.                                  39

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Small Company Value Fund
As of June 30, 2001
(Unaudited)

                                                                        Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 Specialty Stores--3.0%
  42,100   Regis Corp.                                                $   884

 Steel--2.1%
  43,500   Schnitzer Steel Industries, Inc.                               620

 Systems Software--0.9%
  25,800 * BSQUARE Corp.                                                  271

 Telecommunications Equipment--1.8%
  23,000 * Plantronics, Inc.                                              532

 Tobacco--2.2%
  16,700   Universal Corp.                                                662

 Trucking--3.0%
  15,300 * Arkansas Best Corp.                                            353
   8,100 * Landstar System, Inc.                                          551
                                                                      -------
 TOTAL COMMON STOCKS                                                   28,759
                                                                      -------
 PREFERRED STOCKS--1.4%

 Electric Utilities--1.4%
   4,000   Massachusetts Electric Co.                                     275
   2,000   Virginia Electric & Power Co. Callable 4/23/01 @ $101.00       139
                                                                      -------
 TOTAL PREFERRED STOCKS                                                   414
                                                                      -------
 CASH EQUIVALENTS--1.1%

 Investment Companies
 337,013 AIM Short-Term Investments Co. Liquid Assets Money Market
         Portfolio (Institutional Shares)                                 337
                                                                      -------
 TOTAL CASH EQUIVALENTS                                                   337
                                                                      -------
 TOTAL INVESTMENTS--98.8%                                              29,510

 Other Assets, less Liabilities                                           360
                                                                      -------
 NET ASSETS                                                           $29,870
                                                                      =======

 *  Non-income producing security.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). The cost of such securities is $1,799,000.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO U.S. Value Fund
June 30, 2001


[PHOTO] Rex Bentley [PHOTO] Lynette D. Sagvold

In a period marked by negative returns in large-cap stocks, the SAFECO U.S. Value Fund outperformed the S&P 500 Index, but underperformed the Russell 1000 Value. The year-to-date difference between the Fund and its value benchmark was due to stock selection.

Though the sector weightings were roughly the same, the Fund's consumer stock picks underperformed those in the Russell 1000 Value Index. When Interpublic Group (advertising) fell on disappointing earnings, we replaced it with a small position of AOL Time Warner. When CVS (drugstores) stumbled, we opportunistically increased our stake in what we think is a good company suffering a temporary setback. We also added to Cisco and Texas Instruments on price breaks.

Aided by Du Pont and ALLTEL, the Fund's materials processing and utilities stocks outperformed those of the Russell 1000 Value Index. The Fund also benefited by its position in Microsoft and its financial picks. American General climbed on a takeover offer from America International Group, while Hartford Financial Services rebounded on improving insurance pricing. Citigroup and Bank of America climbed on lower interest rates.

As they approached our price targets, we sold Crane, Minnesota Mining & Manufacturing and Unum Provident; and we replaced Halliburton with Schlumberger.

We initiated positions in Duke Energy and American International Group in the first quarter; and in Ingersoll-Rand, Tyco International, Corning, Kroger, Anheuser-Busch and American Express in the second. We found their valuations attractive relative to their prospects. Consistent with its value style the Fund's forward price-earnings ratio was 18.5, compared to 20.1 for the Russell 1000 Value Index at June 30. We believe, over time, value investing will amply reward investors in terms of both risk and return.

Rex Bentley                                                   Lynette D. Sagvold

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO U.S. Value Fund

                              [PERFORMANCE GRAPH]

-----------------------------------------------------------------------------
                                                    With Sales Charge
                                          -----------------------------------
Average Annual Total Return for the                                  Since
periods ended June 30, 2001               Six Month*    1 Year    Inception**
-----------------------------------------------------------------------------
SAFECO U.S. Value Fund
   Class A                                 (9.73)%      (4.13)%       5.53%
   Class B                                 (9.40)%      (4.15)%       4.97%
S&P 500 Index                                N/A          N/A          N/A
Russell 1000 Value Index                     N/A          N/A          N/A
Lipper, Inc. (Large-Cap Value Funds)         N/A          N/A          N/A

-----------------------------------------------------------------------------
                                                   Without Sales Charge
                                          -----------------------------------
Average Annual Total Return for the                                  Since
periods ended June 30, 2001               Six Month*    1 Year    Inception**
-----------------------------------------------------------------------------
SAFECO U.S Value Fund
   Class A                                  (4.22)%       1.72%       7.04%
   Class B                                  (4.60)%       0.88%       6.28%
S&P 500 Index                               (6.69)%     (14.81)%     12.23%
Russell 1000 Value Index                    (1.26)%      10.33%      12.92%
Lipper, Inc. (Large-Cap Value Funds)        (2.87)%       3.81%        N/A

*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
-------------------------------------------------------------------------------


                                                                 Russell 1000
  Date                  CLASS A       CLASS B       S&P 500      Value Index
  ----                  -------       -------       -------      ------------
 4/30/97                  9,425        10,000        10,000        10,000
 5/31/97                 10,057        10,123        10,608        10,559
 6/30/97                 10,419        10,485        11,083        11,012
 7/31/97                 11,222        11,284        11,965        11,840
 8/31/97                 10,627        10,675        11,295        11,418
 9/30/97                 10,993        11,031        11,914        12,108
10/31/97                 10,642        10,679        11,516        11,770
11/30/97                 10,908        10,945        12,049        12,290
12/31/97                 11,050        11,076        12,256        12,649
 1/31/98                 11,069        11,076        12,391        12,470
 2/28/98                 11,870        11,878        13,284        13,310
 3/31/98                 12,298        12,294        13,964        14,124
 4/30/98                 12,120        12,106        14,104        14,218
 5/31/98                 11,853        11,838        13,862        14,008
 6/30/98                 11,832        11,809        14,425        14,187
 7/31/98                 11,396        11,363        14,272        13,937
 8/31/98                  9,999         9,966        12,210        11,863
 9/30/98                 10,666        10,630        12,993        12,543
10/31/98                 11,578        11,531        14,048        13,515
11/30/98                 12,144        12,106        14,900        14,145
12/31/98                 12,352        12,314        15,758        14,626
 1/31/99                 12,363        12,304        16,417        14,743
 2/28/99                 11,938        11,880        15,907        14,535
 3/31/99                 12,166        12,097        16,543        14,836
 4/30/99                 13,046        12,965        17,184        16,221
 5/31/99                 13,149        13,058        16,778        16,043
 6/30/99                 13,585        13,493        17,709        16,509
 7/31/99                 13,202        13,089        17,156        16,025
 8/31/99                 12,736        12,624        17,071        15,431
 9/30/99                 12,193        12,076        16,603        14,892
10/31/99                 12,743        12,624        17,653        15,749
11/30/99                 12,701        12,572        18,013        15,625
12/31/99                 12,938        12,800        19,074        15,701
 1/31/00                 12,114        11,981        18,115        15,189
 2/29/00                 11,171        11,033        17,773        14,060
 3/31/00                 12,451        12,295        19,511        15,776
 4/30/00                 12,429        12,262        18,922        15,592
 5/31/00                 12,592        12,413        18,534        15,756
 6/30/00                 12,301        12,134        18,991        15,037
 7/31/00                 12,073        11,897        18,696        15,225
 8/31/00                 12,377        12,188        19,857        16,072
 9/30/00                 12,098        11,899        18,809        16,219
10/31/00                 12,676        12,470        18,729        16,618
11/30/00                 12,316        12,104        17,253        16,001
12/31/00                 13,064        12,830        17,337        16,802
 1/31/01                 12,921        12,679        17,953        16,867
 2/28/01                 12,473        12,226        16,316        16,398
 3/31/01                 12,145        11,901        15,282        15,818
 4/30/01                 12,573        12,322        16,470        16,594
 5/31/01                 12,902        12,625        16,580        16,967
 6/30/01                 12,513        12,240        16,176        16,590

Investment Values:

SAFECO
U.S. Value Fund
Class A $12,513
Class B $12,240

S&P 500 Index $16,176

Russell 1000 Value Index $16,590

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                           Percent of
 TOP FIVE INDUSTRIES                       Net Assets
-----------------------------------------------------
 Banks                                         11%
 Integrated Telecom. Services                  9
 Integrated Oil & Gas                          9
 Diversified Financial Services                9
 Pharmaceuticals                               6

                                           Percent of
 TOP TEN HOLDINGS                          Net Assets
-----------------------------------------------------
 Exxon Mobil Corp.                            2.9%
  (Integrated Oil & Gas)
 Washington Mutual, Inc.                      2.9
  (Banks)
 Bank of America Corp.                        2.8
  (Banks)
 Citigroup, Inc.                              2.7
  (Diversified Financial Services)
 J.P. Morgan Chase & Co.                      2.5
  (Diversified Financial Services)
 Federal National Mortgage Association        2.5
  (Diversified Financial Services)
 ALLTEL Corp.                                 2.4
  (Integrated Telecommunication Services)
 Hartford Financial Services Group, Inc.      2.4
  (Multi-Line Insurance)
 United Parcel Service, Inc. (Class B)        2.4
  (Air Freight & Couriers)
 Procter & Gamble Co.                         2.4
  (Household Products)

 TOP FIVE PURCHASES                           Cost
 For the Period Ended June 30, 2001          (000's)
-------------------------------------------------------
 Duke Energy Corp.                             $183
 Conoco, Inc. (Class A)                         161
 American International Group, Inc.             144
 Anheuser-Busch Companies, Inc.                 144
 Citigroup, Inc.                                137

 TOP FIVE SALES                             Proceeds
 For the Period Ended June 30, 2001          (000's)
-------------------------------------------------------
 Halliburton Co.                               $165
 Bristol-Meyers Squibb Co.                      165
 ConAgra, Inc.                                  163
 Praxair, Inc.                                  153
 Emerson Electric Co.                           118

WEIGHTINGS AS A PERCENT
OF NET ASSETS
-------------------------------------------------------

                      [PIE CHART]

1 Large - Common Stocks:  ($4 Bil. and above)    92.2%
2 Cash & Other:                                   3.6%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)   2.9%
4 Small - Common Stocks:  (Less than $1.5 Bil.)   1.3%

Portfolio of Investments
SAFECO U.S. Value Fund
As of June 30, 2001
(Unaudited)


                                                       Value
 SHARES OR PRINCIPAL AMOUNT                          (000's)
------------------------------------------------------------
 COMMON STOCK--96.4%

 Aerospace & Defense--1.3%
    1,500   Northrop Grumman Corp.                   $  120

 Air Freight & Couriers--2.4%
    3,900   United Parcel Services, Inc. (Class B)      226

 Banks--11.2%
    4,300   Bank of America Corp.                       258
    7,000   KeyCorp                                     182
    7,590   U.S. Bancorp                                173
    7,050   Washington Mutual, Inc.                     265
    3,500   Wells Fargo & Co.                           163

 Brewers--1.5%
    3,400   Anheuser-Busch Companies, Inc.              140

 Computer Hardware--2.0%
    3,200   Hewlett-Packard Co.                          92
      800   International Business Machines, Inc.        91

 Department Stores--1.5%
    3,950   May Department Stores Co.                   135

 Diversified Chemicals--1.6%
    3,100   Du Pont (E.I.) de Nemours & Co.             150

 Diversified Financial Services--8.7%
    2,300   American Express Co.                         89
    4,800   Citigroup, Inc.                             254
    2,700   Federal National Mortgage Association       230
    5,300   J.P. Morgan Chase & Co.                     236

 Drug Retail--1.5%
    3,700   CVS Corp.                                   143

 Electric Utilities--1.9%
    4,600   Duke Energy Corp.                           179

 Electrical Equipment--1.6%
    4,500   Diebold, Inc.                               145

 Food Retail--1.0%
    3,700 * Kroger Corp.                                 93

 General Merchandise Stores--1.4%
    3,100 * Costco Wholesale Corp.                      127

 Household Products--2.4%
    3,500   Procter & Gamble Co.                        223

 Industrial Conglomerates--0.8%
   1,400   Tyco International, Ltd.                      76

 Industrial Gases--1.5%
   2,900   Praxair, Inc.                                136

 Industrial Machinery--2.8%
   4,800   Dover Corp.                                  181
   2,000   Ingersoll-Rand Co.                            82

 Integrated Oil & Gas--9.1%
   2,400   Chevron Corp.                                217
   5,700   Conoco, Inc. (Class A)                       161
   3,064   Exxon Mobil Corp.                            268
   3,500   Royal Dutch Petroleum Co. (ADR)              204

 Integrated Telecommunications Services--9.2%
   3,700   ALLTEL Corp.                                 227
   7,300   CenturyTel, Inc.                             221
   4,700   SBC Communications, Inc.                     188
   4,148   Verizon Communications                       222

 IT Consulting & Services--0.9%
   1,400   Electronic Data Systems Corp.                 88

 Life & Health Insurance--2.3%
   4,600   American General Corp.                       214

 Movies & Entertainment--2.3%
   1,800 * AOL Time Warner, Inc.                         95
   4,100   Walt Disney Co.                              118

 Multi-Line Insurance--4.0%
   1,700   American International Group, Inc.           146
   3,300   Hartford Financial Services Group, Inc.      226

 Multi-Utilities--2.0%
   6,900   NiSource, Inc.                               189

 Networking Equipment--0.8%
   4,300 * Cisco Systems, Inc.                           78

 Oil & Gas Equipment & Services--1.1%
   2,000   Schlumberger, Ltd.                           105

 Personal Products--2.3%
   7,500   Gillette Co.                                 217

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO U.S. Value Fund
As of June 30, 2001
(Unaudited)

                                                   Value
 SHARES OR PRINCIPAL AMOUNT                      (000's)
--------------------------------------------------------
 Pharmaceuticals--6.3%
   3,400   Abbott Laboratories                   $  163
   3,200   American Home Products Corp.             187
   3,200   Johnson & Johnson                        160
   1,100   Merck & Co., Inc.                         70

 Publishing & Printing--1.9%
   2,700   Gannett Co., Inc.                        178

 Real Estate Investment Trust--4.2%
   2,500   Equity Residential Properties Trust      141
   3,700   First Industrial Realty Trust, Inc.      119
   4,300   Liberty Property Trust                   127

 Restaurants--1.6%
   5,400   McDonald's Corp.                         146

 Semiconductor Equipment--0.6%
   1,800   Intel Corp.                               53

 Semiconductors--0.6%
   1,800   Texas Instruments, Inc.                   57

 Systems Software--1.1%
   1,400 * Microsoft Corp.                          102

 Telecommunications Equipment--1.0%
   3,000   Corning, Inc.                             50
   4,200   Nortel Networks Corp.                     38
                                                 ------
 TOTAL COMMON STOCKS                              8,964
                                                 ------
 CASH EQUIVALENTS--3.7%

 Investment Companies
 339,774 AIM Short-Term Investments Co.
         Liquid Assets Money Market Portfolio       340
         Portfolio (Institutional Shares)
                                                 ------
 TOTAL CASH EQUIVALENTS                             340
                                                 ------
 TOTAL INVESTMENTS--100.1%                        9,304

 Other Assets, less Liabilities                     (10)
                                                 ------
 NET ASSETS                                      $9,294
                                                 ======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO High-Yield Bond Fund
June 30, 2001



The SAFECO High-Yield Bond Fund underperformed the Merrill Lynch High-Yield Index in the first half of 2001 due to our overweighting in telecommunications, a sector that sold off severely in June. We had begun to reduce our exposure there and were moving up in credit quality when the storm hit. The Fund is now market-weighted in less volatile subsections, such as cellular and towers, and telecom bonds we thought offered particular value.

On the positive side, our cable, healthcare and energy positions continued to do well. And we were rewarded for recognizing value that the market had overlooked in two purchases: BB-rated IMC Global and Applied Extrusion which rallied significantly.

We expect a couple more poor quarters in terms of earnings, and are positioning the portfolio accordingly. We've increased exposure to defensive sectors, including services, food and beverage, and consumer nondurables. We will remain underweighted in deep cyclicals and commodities, such as paper and steel, until there's more evidence of an upturn. To those ends, we added Allied Waste (garbage hauler) and Renter's Choice, both of which have performed well during economic downturns. We're avoiding new energy investments, where we believe earnings have already peaked, and companies that depend on Europe.

Going forward, we will work to reduce the volatility created by substantial industry over/underweighting and look for buying opportunities in "fallen angels" (investment-grade credits that have been downgraded) as well as the new issues calendar, which is once again active and has better-quality issuers than in the past.

Our outlook for the high-yield market is strong. Bondholders should clip very good coupons for the remainder of the year, and we expect high-yield bonds to outpace investment-grade bonds, and provide relative stability to the very uncertain equity market.

SAFECO Asset Management Company

The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAFECO Asset Management. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO High-Yield Bond Fund

                              [PERFORMANCE GRAPH]

-------------------------------------------------------------------------------
                                                     With Sales Charge
                                          -------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001               Six Month*   1 Year   5 Year  10 Year
-------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund
   Class A                                  (6.82)%   (10.44)%  2.70%    6.90%
   Class B                                  (7.36)%   (11.18)%  2.68%    7.03%
   Class C                                  (3.76)%    (7.83)%  2.94%    7.02%
Merrill Lynch High-Yield Master II Index      N/A        N/A     N/A      N/A
Lipper, Inc. (High Current Yield Funds)       N/A        N/A     N/A      N/A
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                    Without Sales Charge
                                          -------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001               Six Month*   1 Year   5 Year  10 Year
-------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund
   Class A                                 (2.46)%     (6.23)%   3.66%   7.39%
   Class B                                 (2.69)%     (6.87)%   2.96%   7.03%
   Class C                                 (2.82)%     (6.97)%   2.94%   7.02%
Merrill Lynch High-Yield Master II Index    3.38%      (0.92)%   4.86%   9.15%
Lipper, Inc. (High Current Yield Funds)     1.65%      (5.33)%   3.00%   7.88%
*Not Annualized
-------------------------------------------------------------------------------


                                                               Merrill Lynch
                                                                High-Yield
       Date             CLASS A      CLASS B       CLASS C    Master II Index
       ----             -------      -------       -------    ---------------
      6/30/91            9,550        10,000        10,000        10,000
      7/31/91            9,764        10,221        10,221        10,269
      8/31/91            9,954        10,420        10,420        10,505
      9/30/91           10,104        10,577        10,577        10,653
     10/31/91           10,337        10,821        10,821        11,015
     11/30/91           10,467        10,956        10,956        11,133
     12/31/91           10,504        10,996        10,996        11,258
      1/31/92           10,796        11,301        11,301        11,638
      2/29/92           10,983        11,497        11,497        11,932
      3/31/92           11,101        11,621        11,621        12,100
      4/30/92           11,095        11,614        11,614        12,163
      5/31/92           11,244        11,771        11,771        12,342
      6/30/92           11,390        11,923        11,923        12,484
      7/31/92           11,585        12,128        12,128        12,727
      8/31/92           11,729        12,278        12,278        12,889
      9/30/92           11,874        12,430        12,430        13,026
     10/31/92           11,641        12,185        12,185        12,858
     11/30/92           11,838        12,392        12,392        13,055
     12/31/92           11,961        12,521        12,521        13,221
      1/31/93           12,288        12,863        12,863        13,537
      2/28/93           12,531        13,118        13,118        13,778
      3/31/93           12,745        13,341        13,341        14,013
      4/30/93           12,837        13,438        13,438        14,109
      5/31/93           13,031        13,641        13,641        14,292
      6/30/93           13,277        13,899        13,899        14,559
      7/31/93           13,433        14,062        14,062        14,705
      8/31/93           13,525        14,158        14,158        14,839
      9/30/93           13,571        14,206        14,206        14,905
     10/31/93           13,763        14,407        14,407        15,189
     11/30/93           13,869        14,518        14,518        15,268
     12/31/93           13,984        14,638        14,638        15,429
      1/31/94           14,247        14,914        14,914        15,762
      2/28/94           14,178        14,841        14,841        15,652
      3/31/94           13,676        14,316        14,316        15,147
      4/30/94           13,566        14,201        14,201        14,958
      5/31/94           13,690        14,331        14,331        14,926
      6/30/94           13,749        14,393        14,393        14,994
      7/31/94           13,745        14,388        14,388        15,092
      8/31/94           13,795        14,441        14,441        15,204
      9/30/94           13,790        14,435        14,435        15,201
     10/31/94           13,734        14,377        14,377        15,241
     11/30/94           13,554        14,188        14,188        15,110
     12/31/94           13,669        14,308        14,308        15,269
      1/31/95           13,829        14,477        14,477        15,483
      2/28/95           14,120        14,781        14,781        15,979
      3/31/95           14,249        14,916        14,916        16,196
      4/30/95           14,519        15,198        15,198        16,615
      5/31/95           14,900        15,597        15,597        17,127
      6/30/95           14,975        15,676        15,676        17,242
      7/31/95           15,174        15,884        15,884        17,467
      8/31/95           15,181        15,891        15,891        17,559
      9/30/95           15,366        16,085        16,085        17,767
     10/31/95           15,578        16,307        16,307        17,912
     11/30/95           15,605        16,335        16,335        18,090
     12/31/95           15,807        16,547        16,547        18,393
      1/31/96           16,006        16,755        16,755        18,701
      2/29/96           16,160        16,916        16,916        18,758
      3/31/96           16,107        16,861        16,861        18,681
      4/30/96           16,140        16,895        16,895        18,707
      5/31/96           16,240        17,000        17,000        18,842
      6/30/96           16,281        17,043        17,043        18,926
      7/31/96           16,451        17,221        17,221        19,041
      8/31/96           16,685        17,466        17,466        19,278
      9/30/96           17,023        17,820        17,820        19,727
     10/31/96           17,088        17,888        17,888        19,898
     11/30/96           17,342        18,154        18,154        20,297
     12/31/96           17,449        18,265        18,265        20,466
      1/31/97           17,595        18,418        18,418        20,620
      2/28/97           17,917        18,744        18,744        20,937
      3/31/97           17,541        18,339        18,339        20,649
      4/30/97           17,653        18,446        18,446        20,914
      5/31/97           18,155        18,958        18,958        21,354
      6/30/97           18,410        19,212        19,212        21,684
      7/31/97           18,882        19,693        19,693        22,259
      8/31/97           18,888        19,690        19,690        22,232
      9/30/97           19,209        20,015        20,015        22,632
     10/31/97           19,191        19,985        19,985        22,748
     11/30/97           19,388        20,179        20,179        22,960
     12/31/97           19,628        20,415        20,415        23,181
      1/31/98           20,035        20,828        20,828        23,551
      2/28/98           20,141        20,923        20,923        23,646
      3/31/98           20,355        21,130        21,130        23,871
      4/30/98           20,305        21,064        21,064        23,974
      5/31/98           20,392        21,138        21,138        24,117
      6/30/98           20,454        21,186        21,186        24,242
      7/31/98           20,740        21,464        21,464        24,397
      8/31/98           19,444        20,108        20,108        23,165
      9/30/98           19,789        20,449        20,449        23,226
     10/31/98           19,538        20,172        20,172        22,729
     11/30/98           20,380        21,026        21,026        23,909
     12/31/98           20,475        21,106        21,106        23,866
      1/31/99           20,731        21,356        21,356        24,188
      2/28/99           20,723        21,333        21,333        24,023
      3/31/99           21,024        21,627        21,627        24,303
      4/30/99           21,426        22,025        22,025        24,747
      5/31/99           20,835        21,402        21,402        24,520
      6/30/99           20,672        21,196        21,196        24,459
      7/31/99           20,702        21,214        21,214        24,492
      8/31/99           20,569        21,089        21,089        24,234
      9/30/99           20,481        20,986        20,986        24,136
     10/31/99           20,546        21,040        21,040        24,005
     11/30/99           20,917        21,410        21,410        24,318
     12/31/99           21,187        21,674        21,674        24,465
      1/31/00           20,898        21,365        21,365        24,371
      2/29/00           20,814        21,266        21,266        24,424
      3/31/00           20,430        20,834        20,834        24,065
      4/30/00           20,543        20,962        20,958        24,066
      5/31/00           20,273        20,674        20,700        23,763
      6/30/00           20,772        21,170        21,171        24,221
      7/31/00           20,888        21,248        21,276        24,352
      8/31/00           21,171        21,523        21,550        24,591
      9/30/00           20,769        21,129        21,127        24,378
     10/31/00           20,150        20,486        20,513        23,602
     11/30/00           18,956        19,260        19,259        22,697
     12/31/00           19,974        20,264        20,272        23,213
      1/31/01           21,100        21,423        21,430        24,683
      2/28/01           21,136        21,446        21,453        25,057
      3/31/01           20,418        20,704        20,684        24,556
      4/30/01           20,268        20,540        20,549        24,223
      5/31/01           20,386        20,646        20,654        24,648
      6/30/01           19,487        19,723        19,704        23,999

Investment Values:

SAFECO High-Yield Bond Fund
Class A $19,487
Class B $19,723
Class C $19,704

Merrill Lynch High-Yield
Master II Index $23,999

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day) Class A................ 9.11%
Current Yield (30-day) Class B................ 8.75%
Current Yield (30-day) Class C................ 8.75%
Weighted Average Maturity................. 6.5 years

                                          Percent of
TOP FIVE INDUSTRIES                       Net Assets
----------------------------------------------------
Broadcasting & Cable TV                       13%
Wireless Telecommunications Services           9
Paper Packaging                                7
Fertilizers & Agricultural Chemical            6
Alternative Carriers                           6

                                          Percent of
 TOP FIVE HOLDINGS                        Net Assets
----------------------------------------------------
 Scotts Company (Class A)                    4.2%
 (Fertilizers & Agricultural Chemicals)
 CSC Holdings, Inc.                          3.0
 (Broadcasting & Cable TV)
 Premier Parks, Inc.                         3.0
 (Movies & Entertainment)
 IMC Global, Inc. (144A)                     3.0
 (Specialty Chemicals)
 Bally Total Fitness Holdings                2.9
 (Leisure Facilities)

TOP FIVE PURCHASES                            Cost
For the Period Ended June 30, 2001          (000's)
----------------------------------------------------
HEALTHSOUTH Corp.                            $2,413
MGM Mirage, Inc.                              2,173
Host Marriott                                 2,137
HCA - The Healthcare Co.                      1,875
Charter Communication Holdings                1,514

TOP FIVE SALES                              Proceeds
For the Period Ended June 30, 2001          (000's)
----------------------------------------------------
HEALTHSOUTH Corp.                            $2,429
Continental Airlines, Inc.                    1,514
Northwest Airlines, Inc.                      1,239
Tenet Healthcare Corp.                        1,140
Packaging Corporation of America              1,111

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
----------------------------------------------------

                     [PIE CHART]

1 Corporate Bonds - B:                         50%
2 Corporate Bonds - BB:                        33%
3 Cash & Other:                                 8%
4 Preferred Stock:                              7%
5 Corporate Bonds - CCC:                        2%

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of June 30, 2001
(Unaudited)


                                                           Value
 PRINCIPAL AMOUNT (000's)                                (000's)
----------------------------------------------------------------
 CORPORATE BONDS--84.8%

 Advertising--2.1%
 $1,000   Lamar Advertising Co.                          $ 1,050
          9.625%, due 12/01/06

 Air Freight & Couriers--0.8%
    550   Atlas Air, Inc.                                    396
          9.375%, due 11/15/06

 Alternative Carriers--4.5%
    525   GCI, Inc.                                          517
          9.75%, due 8/01/07
    500 # Global Crossing Holdings, Ltd. (144A)              391
          9.50%, due 11/15/09 (acquired 6/22/01)
    250   KPNQwest NV                                        142
          8.125%, due 6/01/09
    500   McLeodUSA, Inc.                                    280
          9.50%, due 11/01/08
  1,000   Metromedia Fiber Network, Inc.                     380
          10.00%, due 12/15/09
    500   NEXTLINK Communications, Inc.                      160
          10.75%, due 11/15/08
  1,000   Williams Communication Group, Inc.                 405
          10.875%, due 10/01/09

 Aluminum--1.8%
  1,000   Commonwealth Aluminum Corp.                        910
          10.75%, due 10/01/06

 Auto Parts & Equipment--3.4%
  1,000   American Axle & Manufacturing Holdings, Inc.     1,005
          9.75%, due 3/01/09
  1,000   Hayes Lemmerz International, Inc.                  700
          8.25%, due 12/15/08

 Brewers--3.0%
  1,000   Canandaigua Brands                               1,012
          8.625%, due 8/01/06
    500   Canandaigua Brands, Inc.                           503
          8.50%, due 3/01/09

 Broadcasting & Cable TV--9.0%
    319   AMFM Operating, Inc.                               350
          12.625%, due 10/31/06
    250 # Charter Communications Holdings (144A)             264
          11.125%, due 1/15/11
          (acquired 6/28/01)
  1,250   Charter Communications Holdings                  1,316
          10.75%, due 10/01/09
  1,000   Echostar DBS Corp.                                 980
          9.375%, due 2/01/09
    500   NTL Communications Corp.                           332
          11.875%, due 10/01/10
  1,000   Spectrasite Holdings, Inc.                         420
          12.875%, beg. 3/15/05
          Step Bond due 3/15/10
  1,000   Telewest Communications, plc                       890
          11.25%, due 11/01/08

 Casinos & Gaming--4.1%
  1,000   Mohegan Tribal Gaming Authority                  1,027
          8.75%, due 1/01/09
  1,000   Park Place Entertainment Corp.                   1,027
          8.875%, due 9/15/08

 Diversified Commercial Services--2.0%
  1,000   Renters Choice, Inc.                             1,022
          11.00%, due 8/15/08

 Electric Utilities--2.5%
  1,240   AES Corp.                                        1,265
          9.50%, due 6/01/09

 Electrical Equipment--1.9%
  1,000   Flextronics International, Ltd.                    965
          8.75%, due 10/15/07

 Environmental Services--3.0%
    500   Allied Waste Industries                            514
          10.00%, due 8/01/09
  1,000   Newpark Resources, Inc.                            997
          8.625%, due 12/15/07

 Fertilizers & Agricultural Chemical--6.0%
  1,000   Sun World International, Inc.                      921
          11.25%, due 4/15/04
  2,100   The Scotts Company (Class A)                     2,121
          8.625%, due 1/15/09

 Health Care Facilities--2.1%
  1,000   HCA - The Healthcare Co.                         1,061
          8.75%, due 9/01/10

 Hotels--4.1%
  1,000   Host Marriott                                    1,005
          9.25%, due 10/01/07
  1,000   MGM Mirage, Inc.                                 1,067
          9.75%, due 6/01/07

 Housewares--1.8%
  1,000   United Rentals, Inc. (Series B)                    935
          9.25%, due 1/15/09

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of June 30, 2001
(Unaudited)

                                                                        Value
 PRINCIPAL AMOUNT (000's)                                             (000's)
-----------------------------------------------------------------------------
 Internet Software & Services--0.3%
 $  500   Exodus Communications, Inc.                                 $   173
          11.625%, due 7/15/10

 Leisure Facilities--2.9%
  1,500   Bally Total Fitness Holdings                                  1,489
          9.875%, due 10/15/07

 Managed Health Care--2.2%
  1,000   Tenet Healthcare Corp.                                        1,128
          9.25%, due 9/01/10

 Movies & Entertainment--3.0%
  1,500   Premier Parks, Inc.                                           1,493
          9.25%, due 4/01/06

 Oil & Gas Exploration & Production--1.1%
    500   Vintage Petroleum Corp.                                         543
          9.75%, due 6/30/09

 Paper & Forest Products--2.0%
  1,000   Buckeye Technologies, Inc.                                    1,015
          9.25%, due 9/15/08

 Paper Packaging--7.0%
  1,000   Applied Extrusion Technologies, Inc. (Series B)               1,001
          11.50%, due 4/01/02
  1,000   Nortek, Inc.                                                    963
          8.875%, due 8/01/08
  1,000   Packaging Corporation of America                              1,061
          9.625%, due 4/01/09
    500   Printpack, Inc.                                                 508
          10.625%, due 8/15/06

 Restaurants--1.9%
  1,000   Perkins Family Restaurants                                      950
          10.125%, due 12/15/07

 Specialty Chemicals--3.0%
  1,500 # IMC Global, Inc. (144A)                                       1,493
          11.25%, due 6/01/11
          (acquired 5/08/01)

 Specialty Stores--2.4%
  1,250   Big 5 Corp.                                                   1,227
          10.875%, due 11/15/07

 Wireless Telecommunications Services--6.9%
    700   CCPR Services, Inc.                                             701
          10.00%, due 2/01/07
    500   Crown Castle International Corp.                                484
          10.75%, due 8/01/11
    500   Nextel Communications, Inc.                                     396
          9.375%, due 11/15/09
  1,000 # Telecorp PCS, Inc.                                              940
          10.625%, due 7/15/10 (144A) (acquired 7/11/00)
  2,000 # U.S. Unwired, Inc. (144A)                                       983
          13.375%, beg. 11/01/04 Step Bond due 11/01/09 (acquired
          5/14/01)
                                                                      -------
 TOTAL CORPORATE BONDS                                                 42,878
                                                                      -------

 PREFERRED STOCKS--7.0%

 Alternative Carriers--1.1%
     10   Global Crossing Holdings, Ltd. 10.50%, due 12/01/08             575

 Broadcasting & Cable TV--3.9%
     14   CSC Holdings, Inc.                                            1,508
          11.125%, due 4/01/08
      5   Sinclair Broadcast Group, Inc.                                  475
          11.625%, due 3/15/09

 Wireless Telecommunications Services--2.0%
      1   Crown Castle International Corp.                                992
          12.75%, due 12/15/10
                                                                      -------
 TOTAL PREFERRED STOCKS                                                 3,550
                                                                      -------

 CASH EQUIVALENTS--5.1%

 Investment Companies
  2,553   AIM Short-Term Investments Co. Liquid Assets Money Market     2,553
          Portfolio (Institutional Shares)
     43   J.P. Morgan Institutional Prime Money Market                     43
                                                                      -------
 TOTAL CASH EQUIVALENTS                                                 2,596
                                                                      -------
 TOTAL INVESTMENTS--96.9%                                              49,024

 Other Assets, less Liabilities                                         1,559
                                                                      -------
 NET ASSETS                                                           $50,583
                                                                      =======

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $4,253,348 and the total value is 8.0% of net assets.
                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Intermediate-Term U.S. Treasury Fund
June 30, 2001


[PHOTO] Naomi Urata

The SAFECO Intermediate-Term U.S. Treasury Fund underperformed its index for the first half of the year.

When 2001 began, I thought rates would come down due to the slower economy and had positioned the Fund to capture the greater appreciation potential that longer bonds offer. However, instead of falling as the Federal Reserve cut short-term rates dramatically, yields on long bonds actually rose in the first quarter. This caused their prices to decline and the Fund to underperform its benchmark index.

While the difference between long- and short-term rates widened dramatically in the first quarter, rates rose in all but the very shortest maturities (two years and less) in the second quarter.

The Fund's performance improved in May and June, aided by the higher-yielding (compared to treasuries) agency and mortgaged-backed securities that we added in the first quarter. The FNMA subordinated debt rated Aa2/AA- we purchased offered additional yield and upside potential for a minimal increase in credit risk.

The duration (sensitivity to changes in interest rates) of the Fund, about five years at June 30, remains longer than that of the Merrill Lynch Intermediate-Term Treasury Index, which is around three years. We believe the potential rewards of a longer duration outweigh its risks.

Naomi Urata

Effective July 2001, the SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

                                   Highlights

Current Yield (30-day) Class A........ 4.00%
Current Yield (30-day) Class B........ 3.43%
Weighted Average Maturity............. 7.1 years

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview
SAFECO Intermediate-Term U.S. Treasury Fund

                              [PERFORMANCE GRAPH]

-------------------------------------------------------------------------------
                                                    With Sales Charge
Average Annual Total Return for the   -----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO Intermediate-Term
 U.S. Treasury Fund
   Class A                              (2.79)%      4.23%    4.98%     6.08%
   Class B                              (3.51)%      3.33%    4.95%     6.23%
Merrill Lynch Intermediate-Term
 Treasury Index                           N/A         N/A      N/A       N/A
Lipper, Inc. (Intermediate
 U.S. Treasury Funds)                     N/A         N/A      N/A       N/A

-------------------------------------------------------------------------------
                                                  Without Sales Charge
Average Annual Total Return for the   -----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO Intermediate-Term
 U.S. Treasury Fund
   Class A                              1.75%       9.11%      5.96%     6.58%
   Class B                              1.47%       8.33%      5.28%     6.23%
Merrill Lynch Intermediate-Term
 Treasury Index                         3.33%       9.90%      6.87%     7.13%
Lipper, Inc. (Intermediate
 U.S. Treasury Funds)                   4.66%      11.64%      6.63%     6.88%
* Not Annualized
-------------------------------------------------------------------------------


                                                                Merrill Lynch
                                                                    It-Term
    Date          CLASS A                  CLASS B              Treasury Index
    ----          -------                  -------              --------------
   6/30/91         9,550                   10,000                   10,000
   7/31/91         9,668                   10,125                   10,108
   8/31/91         9,830                   10,295                   10,296
   9/30/91         9,978                   10,450                   10,472
  10/31/91        10,086                   10,563                   10,590
  11/30/91        10,189                   10,671                   10,714
  12/31/91        10,448                   10,942                   10,976
   1/31/92        10,329                   10,817                   10,865
   2/29/92        10,341                   10,830                   10,906
   3/31/92        10,304                   10,791                   10,862
   4/30/92        10,382                   10,873                   10,961
   5/31/92        10,532                   11,030                   11,118
   6/30/92        10,696                   11,202                   11,279
   7/31/92        10,963                   11,481                   11,488
   8/31/92        11,048                   11,571                   11,621
   9/30/92        11,254                   11,786                   11,781
  10/31/92        11,047                   11,570                   11,637
  11/30/92        10,979                   11,498                   11,585
  12/31/92        11,134                   11,660                   11,738
   1/31/93        11,421                   11,961                   11,957
   2/28/93        11,673                   12,225                   12,136
   3/31/93        11,720                   12,274                   12,181
   4/30/93        11,804                   12,362                   12,278
   5/31/93        11,765                   12,321                   12,241
   6/30/93        12,050                   12,620                   12,417
   7/31/93        12,069                   12,639                   12,442
   8/31/93        12,367                   12,951                   12,633
   9/30/93        12,436                   13,024                   12,687
  10/31/93        12,464                   13,053                   12,709
  11/30/93        12,264                   12,844                   12,648
  12/31/93        12,341                   12,924                   12,697
   1/31/94        12,501                   13,092                   12,824
   2/28/94        12,170                   12,746                   12,642
   3/31/94        11,914                   12,478                   12,465
   4/30/94        11,830                   12,389                   12,380
   5/31/94        11,834                   12,394                   12,393
   6/30/94        11,812                   12,371                   12,402
   7/31/94        11,969                   12,535                   12,555
   8/31/94        11,999                   12,567                   12,595
   9/30/94        11,869                   12,430                   12,494
  10/31/94        11,873                   12,435                   12,496
  11/30/94        11,849                   12,409                   12,434
  12/31/94        11,895                   12,458                   12,481
   1/31/95        12,031                   12,600                   12,688
   2/28/95        12,211                   12,788                   12,931
   3/31/95        12,273                   12,854                   13,002
   4/30/95        12,424                   13,012                   13,151
   5/31/95        12,899                   13,509                   13,527
   6/30/95        12,985                   13,599                   13,615
   7/31/95        12,885                   13,494                   13,624
   8/31/95        13,038                   13,655                   13,736
   9/30/95        13,183                   13,806                   13,828
  10/31/95        13,383                   14,016                   13,984
  11/30/95        13,655                   14,301                   14,158
  12/31/95        13,887                   14,544                   14,302
   1/31/96        13,932                   14,591                   14,425
   2/29/96        13,592                   14,235                   14,263
   3/31/96        13,450                   14,086                   14,195
   4/30/96        13,422                   14,057                   14,150
   5/31/96        13,419                   14,054                   14,142
   6/30/96        13,517                   14,156                   14,281
   7/31/96        13,559                   14,200                   14,325
   8/31/96        13,558                   14,199                   14,340
   9/30/96        13,709                   14,358                   14,522
  10/31/96        13,876                   14,523                   14,759
  11/30/96        14,051                   14,713                   14,940
  12/31/96        13,932                   14,581                   14,859
   1/31/97        13,971                   14,600                   14,915
   2/28/97        13,944                   14,566                   14,931
   3/31/97        13,770                   14,378                   14,855
   4/30/97        13,942                   14,554                   15,021
   5/31/97        14,039                   14,656                   15,136
   6/30/97        14,189                   14,804                   15,267
   7/31/97        14,592                   15,218                   15,554
   8/31/97        14,412                   15,022                   15,487
   9/30/97        14,626                   15,234                   15,659
  10/31/97        14,868                   15,474                   15,840
  11/30/97        14,875                   15,470                   15,877
  12/31/97        15,051                   15,641                   16,012
   1/31/98        15,288                   15,867                   16,227
   2/28/98        15,217                   15,795                   16,206
   3/31/98        15,241                   15,813                   16,260
   4/30/98        15,291                   15,859                   16,332
   5/31/98        15,417                   15,982                   16,443
   6/30/98        15,556                   16,102                   16,557
   7/31/98        15,566                   16,121                   16,622
   8/31/98        15,957                   16,503                   16,954
   9/30/98        16,503                   17,059                   17,354
  10/31/98        16,431                   16,973                   17,394
  11/30/98        16,351                   16,881                   17,329
  12/31/98        16,418                   16,939                   17,393
   1/31/99        16,415                   16,927                   17,476
   2/28/99        16,150                   16,645                   17,208
   3/31/99        16,230                   16,717                   17,334
   4/30/99        16,237                   16,711                   17,387
   5/31/99        16,061                   16,521                   17,271
   6/30/99        16,033                   16,481                   17,301
   7/31/99        15,991                   16,442                   17,320
   8/31/99        15,994                   16,418                   17,354
   9/30/99        16,128                   16,543                   17,492
  10/31/99        16,134                   16,539                   17,518
  11/30/99        16,124                   16,519                   17,529
  12/31/99        16,042                   16,431                   17,489
   1/31/00        15,986                   16,363                   17,437
   2/29/00        16,102                   16,472                   17,574
   3/31/00        16,383                   16,749                   17,793
   4/30/00        16,307                   16,661                   17,790
   5/31/00        16,339                   16,683                   17,863
   6/30/00        16,540                   16,895                   18,119
   7/31/00        16,629                   16,958                   18,239
   8/31/00        16,819                   17,159                   18,428
   9/30/00        16,926                   17,240                   18,567
  10/31/00        17,045                   17,350                   18,689
  11/30/00        17,365                   17,665                   18,959
  12/31/00        17,740                   18,041                   19,271
   1/31/01        17,849                   18,141                   19,493
   2/28/01        18,081                   18,383                   19,671
   3/31/01        18,163                   18,438                   19,832
   4/30/01        17,937                   18,214                   19,756
   5/31/01        18,000                   18,249                   19,839
   6/30/01        18,051                   18,307                   19,912
---------------------------------------------------------------------------

Investment Values:

SAFECO
Intermediate-Term U.S. Treasury Fund
Class A $18,051
Class B $18,307
Merrill Lynch Intermediate-Term Treasury Index $19,912

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                   Value
 PRINCIPAL AMOUNT (000's)                        (000's)
---------------------------------------------------------
 MORTGAGE BACKED SECURITIES--13.4%

 Government National Mortgage Association--13.4%
 $1,495 6.00%, due 4/20/31                        $ 1,440
    958 8.00%, due 4/20/31                            990
    491 8.00%, due 5/20/31                            508
                                                  -------
 TOTAL MORTGAGE BACKED SECURITIES                   2,938
                                                  -------

 U.S. GOVERNMENT OBLIGATIONS--83.5%

 U.S. Federal Agency Notes--15.8%
  1,000 5.625%, due 3/15/11                           960
    500 5.75%, due 2/15/08                            498
  2,000 6.25%, due 2/01/11                          1,989

 U.S. Treasury Notes--67.7%
  2,000 4.625%, due 2/28/03                         2,013
  2,000 35.25%, due 8/15/03                         2,036
  5,300 6.00%, due 8/15/04                          5,501
  2,200 6.00%, due 8/15/09                          2,288
  2,000 7.875%, due 2/15/21                         2,452
    500 U.S. Treasury Inflation Index Note            502
        3.50%, due 1/15/11
                                                  -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                 18,239
                                                  -------

 CASH EQUIVALENTS--1.7%

 Investment Companies
 $  361 AIM Short-Term Investments Co.                361
        Liquid Assets Money Market Portfolio
        (Institutional Shares)
                                                  -------
 TOTAL CASH EQUIVALENTS                               361
                                                  -------
 TOTAL INVESTMENTS--98.6%                          21,538

 Other Assets, less Liabilities                       297
                                                  -------
 NET ASSETS                                       $21,835
                                                  =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO GNMA Fund
As of June 30, 2001


[PHOTO]  Paul Stevenson

Mortgage-backed securities, particularly GNMA securities, have been the bond market's star performers year to date. During this period and the latest 12 months, the SAFECO GNMA Fund has performed in line with the Merrill Lynch GNMA Index and outperformed its Lipper peer group. (The Fund's respective returns were 3.73% and 10.44%, on a no-load basis, compared to the peer group's 3.38% and 9.98%).

While long treasury bonds performed poorly in anticipation of an economic rebound and inflation, short to intermediate bonds--the mortgage sector's sweet spot--responded favorably. Within the mortgage-back sector, GNMAs turned in the best overall performance. The Fund's outperformance was due to increasing our allocation to GNMAs in the first quarter, especially to the higher-yielding GNMA 30-year pass-throughs and the use of seasoned paper, which we believe is less sensitive to prepayments.

For the most part we try to mimic the broad GNMA market. Then we opportunistically over/underweight specific sectors based upon our economic and prepayment outlooks. For example we have chosen to avoid the fairly illiquid and expensive five- to seven-year balloon sector (which did benefit by the fall in short rates) and instead have increased our allocation to the premium 30-year pass-throughs, which provide greater liquidity and yields.

In the second quarter, we increased the Fund's exposure to shorter bonds with the belief that the Fed had more easing in mind. This helped the Fund participate in the steepening of the yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) that followed. Cash from monthly coupon payments and loan prepayments was invested in areas in which we were underweighted and the 15-year current coupon sector.

At June 30, the Fund had an effective duration (sensitivity to interest rates) of 4.9 years, an average maturity of 7.1 years and an average coupon close to 7 1/8%. This is relatively close to the broad GNMA market.

Paul Stevenson

Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

                                   Highlights

Current Yield (30-day) Class A.........5.44%
Current Yield (30-day) Class B.........4.94%
Weighted Average Maturity..............7.1 years

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO GNMA Fund

                              [PERFORMANCE GRAPH]

-------------------------------------------------------------------------------
                                                    With Sales Charge
Average Annual Total Return for the   -----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO GNMA Fund
   Class A                              (1.06)%      5.04%     5.67%    6.16%
   Class B                              (1.90)%      4.20%     6.15%    6.55%
Merrill Lynch GNMA Index                  N/A         N/A       N/A      N/A
Lipper, Inc. (GNMA Funds)                 N/A         N/A       N/A      N/A

-------------------------------------------------------------------------------
                                                  Without Sales Charge
Average Annual Total Return for the   -----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO GNMA Fund
   Class A                               3.60%      10.02%     6.65%    6.64%
   Class B                               3.10%       9.20%     6.47%    6.55%
Merrill Lynch GNMA Index                 3.95%      10.91%     7.82%    7.97%
Lipper, Inc. (GNMA Funds)                3.38%       9.98%     6.78%    7.08%
* Not Annualized

-------------------------------------------------------------------------------


                                                              Merrill Lynch
  Date                          CLASS A         CLASS B         GNMA Index
  ----                          -------         -------       -------------
 6/30/91                         9,553           10,000           10,000
 7/31/91                         9,705           10,159           10,168
 8/31/91                         9,861           10,322           10,359
 9/30/91                        10,032           10,502           10,546
10/31/91                        10,181           10,657           10,713
11/30/91                        10,232           10,710           10,786
12/31/91                        10,487           10,977           11,054
 1/31/92                        10,341           10,824           10,920
 2/29/92                        10,425           10,913           11,028
 3/31/92                        10,365           10,849           10,959
 4/30/92                        10,442           10,930           11,075
 5/31/92                        10,644           11,141           11,280
 6/30/92                        10,757           11,260           11,456
 7/31/92                        10,910           11,421           11,523
 8/31/92                        11,022           11,537           11,692
 9/30/92                        11,111           11,631           11,779
10/31/92                        10,996           11,511           11,688
11/30/92                        11,043           11,560           11,748
12/31/92                        11,189           11,712           11,893
 1/31/93                        11,354           11,885           12,050
 2/28/93                        11,478           12,015           12,161
 3/31/93                        11,524           12,063           12,236
 4/30/93                        11,564           12,105           12,303
 5/31/93                        11,598           12,140           12,368
 6/30/93                        11,793           12,345           12,485
 7/31/93                        11,842           12,395           12,545
 8/31/93                        11,966           12,526           12,569
 9/30/93                        11,979           12,539           12,576
10/31/93                        11,999           12,560           12,614
11/30/93                        11,885           12,441           12,619
12/31/93                        11,981           12,541           12,744
 1/31/94                        12,115           12,681           12,844
 2/28/94                        11,931           12,489           12,784
 3/31/94                        11,552           12,093           12,452
 4/30/94                        11,452           11,987           12,360
 5/31/94                        11,491           12,028           12,385
 6/30/94                        11,440           11,975           12,360
 7/31/94                        11,660           12,205           12,603
 8/31/94                        11,687           12,233           12,638
 9/30/94                        11,511           12,049           12,496
10/31/94                        11,481           12,018           12,487
11/30/94                        11,381           11,913           12,456
12/31/94                        11,469           12,006           12,589
 1/31/95                        11,704           12,252           12,861
 2/28/95                        11,978           12,538           13,205
 3/31/95                        12,019           12,581           13,270
 4/30/95                        12,173           12,742           13,459
 5/31/95                        12,508           13,093           13,860
 6/30/95                        12,561           13,148           13,951
 7/31/95                        12,576           13,164           13,986
 8/31/95                        12,712           13,306           14,135
 9/30/95                        12,834           13,434           14,282
10/31/95                        12,933           13,538           14,401
11/30/95                        13,085           13,697           14,557
12/31/95                        13,245           13,864           14,743
 1/31/96                        13,333           13,956           14,856
 2/29/96                        13,152           13,767           14,738
 3/31/96                        13,075           13,686           14,719
 4/30/96                        13,023           13,632           14,671
 5/31/96                        12,994           13,601           14,616
 6/30/96                        13,172           13,788           14,782
 7/31/96                        13,192           13,809           14,847
 8/31/96                        13,190           13,807           14,868
 9/30/96                        13,409           14,036           15,108
10/31/96                        13,656           14,295           15,411
11/30/96                        13,859           14,507           15,647
12/31/96                        13,773           14,417           15,565
 1/31/97                        13,862           14,510           15,674
 2/28/97                        13,893           14,542           15,733
 3/31/97                        13,745           14,388           15,586
 4/30/97                        13,971           14,625           15,834
 5/31/97                        14,091           14,750           16,001
 6/30/97                        14,262           14,929           16,188
 7/31/97                        14,567           15,248           16,480
 8/31/97                        14,515           15,193           16,459
 9/30/97                        14,688           15,375           16,672
10/31/97                        14,841           15,535           16,841
11/30/97                        14,866           15,561           16,885
12/31/97                        15,008           15,710           17,050
 1/31/98                        15,160           15,869           17,215
 2/28/98                        15,190           15,901           17,274
 3/31/98                        15,221           15,933           17,349
 4/30/98                        15,314           16,031           17,463
 5/31/98                        15,420           16,141           17,594
 6/30/98                        15,509           16,234           17,642
 7/31/98                        15,573           16,302           17,740
 8/31/98                        15,790           16,528           17,883
 9/30/98                        15,964           16,710           18,104
10/31/98                        15,895           16,639           18,084
11/30/98                        15,969           16,716           18,199
12/31/98                        16,035           16,785           18,278
 1/31/99                        16,120           16,874           18,396
 2/28/99                        15,996           16,744           18,344
 3/31/99                        16,122           16,876           18,460
 4/30/99                        16,188           16,945           18,547
 5/31/99                        16,039           16,789           18,442
 6/30/99                        15,930           16,675           18,365
 7/31/99                        15,820           16,559           18,255
 8/31/99                        15,813           16,553           18,253
 9/30/99                        16,071           16,823           18,557
10/31/99                        16,101           16,854           18,665
11/30/99                        16,131           16,885           18,682
12/31/99                        16,055           16,806           18,627
 1/31/00                        15,928           16,672           18,496
 2/29/00                        16,085           16,837           18,730
 3/31/00                        16,280           17,042           19,014
 4/30/00                        16,242           17,002           18,985
 5/31/00                        16,252           17,001           19,073
 6/30/00                        16,517           17,268           19,415
 7/31/00                        16,584           17,327           19,518
 8/31/00                        16,833           17,576           19,801
 9/30/00                        16,972           17,709           19,996
10/31/00                        17,094           17,825           20,140
11/30/00                        17,329           18,060           20,427
12/31/00                        17,544           18,292           20,716
 1/31/01                        17,837           18,566           21,046
 2/28/01                        17,907           18,628           21,140
 3/31/01                        17,994           18,707           21,270
 4/30/01                        18,005           18,727           21,319
 5/31/01                        18,110           18,803           21,485
 6/30/01                        18,178           18,862           21,534
------------------------------------------------------------------------

Investment Values:

SAFECO
GNMA Fund
Class A $18,178
Class B $18,862
Merrill Lynch GNMA Index $21,534

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevent market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                              Value
 PRINCIPAL AMOUNT (000's)                   (000's)
 --------------------------------------------------
 ASSET BACKED SECURITIES--104.4%

 Federal Home Loan Mortgage Corp.
  (FHLMC)--13.3%
 $  405 10.25%, due 12/31/14                 $  439
  1,285  6.00%, due 4/01/14                   1,277
  2,390  6.50%, due 4/01/29                   2,361
  1,354  8.00%, due 9/01/25                   1,415

 Federal National Mortgage Association
  (FNMA)--15.2%
  1,952  7.00%, due 12/01/14                  1,991
  3,503  8.00%, due 7/01/27                   3,672
    588  9.00%, due 11/01/22                    632

 Government National Mortgage Association
  (GNMA)--75.9%
  2,006  6.00%, due 10/15/28                  1,944
  1,450  6.00%, due 12/15/28                  1,405
  1,281  6.50%, due 1/20/24                   1,271
  2,858  6.50%, due 4/20/28                   2,819
    461  6.50%, due 5/15/29                     456
    362  6.50%, due 5/15/29                     358
    413  6.50%, due 6/15/29                     409
    110  6.50%, due 6/15/29                     109
    107  6.50%, due 6/15/29                     106
    378  6.50%, due 7/15/29                     375
    243  6.50%, due 8/15/29                     241
    573  7.00%, due 1/20/27                     579
  2,344  7.00%, due 10/20/27                  2,365
  2,436  7.00%, due 2/20/27                   2,458
  3,015  7.00%, due 4/15/28                   3,045
    644  7.00%, due 7/20/28                     650
  3,232  7.50%, due 10/15/27                  3,327
    812  7.50%, due 4/20/30                     831
  3,089  7.50%, due 6/20/26                   3,170
  1,783  8.00%, due 3/20/30                   1,842
  2,121  8.25%, due 5/15/20                   2,238
  1,115  8.50%, due 10/20/26                  1,170
                                            -------
 TOTAL ASSET BACKED SECURITIES               42,955
                                            -------

 CASH EQUIVALENTS--1.5%

 Investment Companies
    614 AIM Short-Term Investments Co.          614
        Liquid Assets Money Market
        Portfolio (Institutional Shares)
                                            -------
 TOTAL CASH EQUIVALENTS                         614
                                            -------
 TOTAL INVESTMENTS--105.9%                   43,569

 Other Assets, less Liabilities              (2,416)
                                            -------
 NET ASSETS                                 $41,153
                                            =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Managed Bond Fund
As of June 30, 2001


[PHOTO]  Michael Hughes

Year-to-date, the SAFECO Managed Bond Fund has performed in line with the Lehman Government/Corporate Index.

During the last six months, the Federal Reserve lowered interest rates six times, cutting the Fed Funds rate nearly in half to 3.75%. This action combined with the fiscal stimulus of a tax cut and rebate has imbued the market with cautious optimism. The effect of the ensuing relief was that the risk premium of higher yields (spread) of corporate bonds over U.S. Treasuries continued to shrink. Thus, corporate bonds outperformed treasuries, and the Fund benefited.

Since the beginning of the year, we have systematically reduced our holdings in U.S. Treasury and agency securities, while increasing corporate and mortgage-backed securities. Within the corporate arena we have overweighted our exposure to Triple-B and Single-A rated securities (versus the highest-rated Triple-As). Additionally, we've concentrated our purchases in companies with cyclical earnings, namely airlines, autos and energy. We believe these lower-rated cyclical companies will outperform as the economy recovers.

In addition to expecting non-treasury and cyclical corporate bonds to outperform, we also believe the Fed's rate cutting will end soon: That rates will rise and the yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) will flatten. For that eventuality, we've decreased sensitivity to changes in interest rates and are favoring short and long maturities over intermediate ones. The latter tend to underperform when the curve flattens. Finally, we've increased our exposure to higher coupon mortgages. While these securities are very callable when rates are low, they generally outperform in a rising rate environment.

Michael Hughes

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Managed Bond Fund

                              [PERFORMANCE GRAPH]

------------------------------------------------------------------------------
                                                  With Sales Charge
                                    ------------------------------------------

Average Annual Total Return for the                                   Since
periods ended June 30, 2001         Six Month*   1 Year   5 Year   Inception**
------------------------------------------------------------------------------
SAFECO Managed Bond Fund
   Class A                            (1.56)%     5.41%    4.59%      4.57%
   Class B                            (2.31)%     4.65%    4.38%      4.66%
Lehman Brothers Gov't/Corp
 Bond Index                             N/A        N/A      N/A        N/A
Lipper, Inc. (Intermediate
 Investment-Grade Bond Funds)           N/A        N/A      N/A        N/A
------------------------------------------------------------------------------
                                                Without Sales Charge
                                    ------------------------------------------

Average Annual Total Return for the                                   Since
periods ended June 30, 2001         Six Month*   1 Year   5 Year   Inception**
------------------------------------------------------------------------------
SAFECO Managed Bond Fund
   Class A                             3.07%     10.43%    5.55%      5.23%
   Class B                             2.69%      9.65%    4.71%      4.66%
Lehman Brothers Gov't/Corp
 Bond Index                            3.51%     11.13%    7.38%      6.83%
Lipper, Inc. (Intermediate
 Investment-Grade Bond Funds)          3.35%     10.16%    6.59%       N/A
 * Not Annualized
** The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.
------------------------------------------------------------------------------


                                                          Lehman Brothers
                                                            Gov't/Corp.
  Date                       CLASS A         CLASS B        Bond Index
  ----                       -------         -------      ---------------
 2/28/94                     9,550           10,000           10,000
 3/31/94                     9,230            9,666            9,755
 4/30/94                     9,222            9,657            9,675
 5/31/94                     9,230            9,666            9,657
 6/30/94                     9,217            9,653            9,634
 7/31/94                     9,317            9,757            9,827
 8/31/94                     9,339            9,780            9,831
 9/30/94                     9,265            9,703            9,682
10/31/94                     9,271            9,709            9,671
11/30/94                     9,244            9,680            9,654
12/31/94                     9,262            9,699            9,717
 1/31/95                     9,385            9,828            9,904
 2/28/95                     9,540            9,991           10,134
 3/31/95                     9,586           10,038           10,202
 4/30/95                     9,708           10,167           10,344
 5/31/95                    10,058           10,533           10,777
 6/30/95                    10,136           10,615           10,864
 7/31/95                    10,066           10,541           10,822
 8/31/95                    10,192           10,674           10,960
 9/30/95                    10,304           10,791           11,072
10/31/95                    10,468           10,962           11,234
11/30/95                    10,674           11,178           11,419
12/31/95                    10,869           11,382           11,587
 1/31/96                    10,885           11,400           11,659
 2/29/96                    10,625           11,127           11,412
 3/31/96                    10,513           11,010           11,316
 4/30/96                    10,508           11,004           11,239
 5/31/96                    10,513           11,009           11,220
 6/30/96                    10,592           11,092           11,369
 7/31/96                    10,625           11,127           11,396
 8/31/96                    10,645           11,148           11,368
 9/30/96                    10,732           11,239           11,570
10/31/96                    10,842           11,347           11,840
11/30/96                    10,963           11,467           12,058
12/31/96                    10,863           11,369           11,924
 1/31/97                    10,883           11,368           11,938
 2/28/97                    10,857           11,335           11,963
 3/31/97                    10,714           11,179           11,821
 4/30/97                    10,862           11,327           11,994
 5/31/97                    10,945           11,406           12,106
 6/30/97                    11,054           11,511           12,251
 7/31/97                    11,377           11,839           12,626
 8/31/97                    11,230           11,664           12,484
 9/30/97                    11,396           11,843           12,680
10/31/97                    11,576           12,007           12,883
11/30/97                    11,591           12,028           12,951
12/31/97                    11,722           12,154           13,087
 1/31/98                    11,916           12,343           13,272
 2/28/98                    11,864           12,276           13,245
 3/31/98                    11,884           12,284           13,285
 4/30/98                    11,926           12,303           13,352
 5/31/98                    12,065           12,435           13,496
 6/30/98                    12,174           12,536           13,633
 7/31/98                    12,166           12,532           13,644
 8/31/98                    12,448           12,798           13,911
 9/30/98                    12,763           13,112           14,308
10/31/98                    12,604           12,936           14,207
11/30/98                    12,624           12,948           14,292
12/31/98                    12,645           12,965           14,327
 1/31/99                    12,699           13,014           14,429
 2/28/99                    12,346           12,644           14,086
 3/31/99                    12,392           12,683           14,156
 4/30/99                    12,394           12,692           14,191
 5/31/99                    12,216           12,487           14,044
 6/30/99                    12,115           12,391           14,001
 7/31/99                    12,074           12,326           13,962
 8/31/99                    12,048           12,292           13,951
 9/30/99                    12,174           12,412           14,076
10/31/99                    12,192           12,423           14,113
11/30/99                    12,187           12,406           14,105
12/31/99                    12,105           12,315           14,019
 1/31/00                    12,083           12,285           14,015
 2/29/00                    12,231           12,428           14,191
 3/31/00                    12,380           12,588           14,396
 4/30/00                    12,345           12,544           14,326
 5/31/00                    12,328           12,503           14,313
 6/30/00                    12,562           12,733           14,605
 7/31/00                    12,655           12,835           14,760
 8/31/00                    12,830           13,005           14,968
 9/30/00                    12,943           13,112           15,025
10/31/00                    13,007           13,152           15,119
11/30/00                    13,201           13,356           15,377
12/31/00                    13,462           13,597           15,681
 1/31/01                    13,669           13,781           15,944
 2/28/01                    13,780           13,886           16,108
 3/31/01                    13,841           13,955           16,182
 4/30/01                    13,753           13,874           16,061
 5/31/01                    13,813           13,926           16,153
 6/30/01                    13,877           13,965           16,231
--------------------------------------------------------------------

Investment Values:

SAFECO Managed Bond Fund
Class A $13,877
Class B $13,965

Lehman Brothers Gov't/Corp Bond Index $16,231

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day) Class A.....................5.10%
Current Yield (30-day) Class B.....................4.58%
Weighted Average Maturity......................8.1 years

                             Percent of
BONDS BY TYPE                Net Assets
---------------------------------------
U.S. Government Obligations      15%
Asset Backed Securities           7
Mortgage Backed Securities       40
Corporate Bonds                  37
Cash & Other                      1
                                ---
                                100%

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------

           [PIE CHART]

1 U.S. Government and Corporate Bonds   AAA: 63%
2 U.S. Government and Corporate Bonds   A:   24%
3 U.S. Government and Corporate Bonds   AA:   4%
4 U.S. Government and Corporate Bonds   BB:   8%
5 Cash & Other                                1%

Portfolio of Investments
SAFECO Managed Bond Fund
As of June 30, 2001
(Unaudited)


                                                          Value
 PRINCIPAL AMOUNT (000's)                               (000's)
---------------------------------------------------------------
 ASSET BACKED SECURITIES--6.5%

 Airlines--1.1%
 $ 90 United Air Lines                                   $   94
      7.73%, due 7/01/10

 Diversified Financial Services--3.8%
  130 CNH Equipment Trust                                   136
      7.34%, due 2/15/07
  165 Fleet Credit Card Master Trust                        172
      6.90%, due 4/16/07

 Electric Utilities--1.5%
  125 ComEd Transitional Funding Trust                      213
      5.63%, due 6/25/09

 Motorcycle Manufacturers--0.1%
   11 Harley-Davidson Eaglemark Motorcycle Trust             11
      6.20%, due 1/15/03
                                                         ------
 TOTAL ASSET BACKED SECURITIES                              536
                                                         ------

 CORPORATE BONDS--36.9%

 Air Freight & Couriers--0.8%
   65 FedEx Corp.                                            66
      6.625%, due 2/12/04

 Airlines--1.7%
  137 United Air Lines                                      143
      7.783%, due 1/01/14

 Alternative Carriers--2.0%
   65 Qwest Communications International, Inc. (144A)        64
      7.25%, due 2/15/11 (acquired 2/08/01)
  100 Sprint Capital Corp. 7.125%, due 1/30/06              101

 Auto Parts & Equipment--0.9%
   75 Delphi Automotive Systems Corp.                        75
      6.55%, due 5/15/06

 Automobile Manufacturers--2.9%
   95 Daimler Chrysler NA Holdings Corp.                     98
      7.75%, due 1/18/11
  135 Hertz Corp.                                           139
      7.00%, due 7/01/04
 Banks--2.2%
  100 Bank of America Corp.                                 104
      7.125%, due 9/15/06
   75 Washington Mutual Bank, Inc.                           75
      6.875%, due 6/15/11

 Brewers--1.8%
 $135 Anheuser-Busch Cos., Inc.                             148
      7.50%, due 3/15/12

 Broadcasting & Cable TV--0.8%
   65 Comcast Cable Corp.                                    66
      6.375%, due 1/30/06

 Consumer Finance--5.1%
  180 American General Finance Corp.                        181
      6.10%, due 5/22/06
   75 Countrywide Funding Corp.                              75
      5.25%, due 6/15/04
  150 Household Finance Corp.                               160
      7.875%, due 3/01/07

 Diversified Financial Services--8.9%
  130 Erac USA Finance Co.                                  133
      8.00%, due 1/15/11 (144A) (acquired 1/09/01)
   95 Ford Motor Credit Co.                                  96
      6.875%, due 2/01/06
  130 Heller Financial, Inc.                                132
      6.40%, due 1/15/03
   80 Lehman Brothers Holdings, Inc.                         81
      6.25%, due 4/01/03
  180 Morgan Stanley Dean Witter Co.                        179
      6.75%, due 4/15/11
  105 Team Fleet Financial Corp.                            107
      7.35%, due 5/15/03

 Electric Utilities--1.8%
  145 Central Power & Light Co.                             150
      7.50%, due 12/01/02

 General Merchandise Stores--1.5%
   65 Sears Roebuck & Co.                                    65
      6.25%, due 1/15/04
   60 Target Corp.                                           59
      6.35%, due 1/15/11

 Integrated Oil & Gas--1.7%
   75 Pemex Project Funding Master Trust (144A)              79
      9.125%, due 10/13/10 (acquired 5/31/01)
   55 USX Corp.                                              56
      6.85%, due 3/01/08

 Integrated Telecommunications Services--1.7%
  135 Worldcom, Inc. 8.00%, due 5/15/06                     140

 Oil & Gas Equipment & Services--0.7%
   55 Kinder Morgan Energy Partners                          54
      6.75%, due 3/15/11

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Managed Bond Fund
As of June 30, 2001
(Unaudited)

                                                                    Value
 PRINCIPAL AMOUNT (000's)                                         (000's)
--------------------------------------------------------------- ---------
 Publishing & Printing--2.4%
 $195 Times-Mirror Co.                                             $  196
      6.65%, due 10/15/01
                                                                   ------

 TOTAL CORPORATE BONDS                                              3,022
                                                                   ------

 MORTGAGE BACKED SECURITIES--40.3%

 Collateral Mortgage Obligation (CMO)--3.0%
  242 6.50%, due 2/14/41                                              247

 Federal National Mortgage Association--30.4%
   51 6.00%, due 1/01/29                                               49
  111 6.00%, due 9/01/29                                              107
  127 6.50%, due 1/01/15                                              128
  219 6.50%, due 5/01/31                                              216
  285 6.50%, due 6/01/31                                              280
  446 6.50%, due 7/01/29                                              440
  145 7.00%, due 3/01/12                                              149
  335 8.00%, due 10/01/30                                             346
  129 8.00%, due 2/01/29                                              134
  195 8.00%, due 2/01/30                                              202
  142 8.00%, due 2/01/30                                              147
   50 8.00%, due 4/01/08                                               52
  161 8.00%, due 4/01/20                                              167
   69 8.00%, due 7/01/30                                               72

 Government National Mortgage Association--6.9%
   19 6.00%, due 4/15/14                                               19
  103 6.00%, due 8/15/13                                              104
  181 7.00%, due 4/15/28                                              183
  147 7.00%, due 8/15/28                                              149
  103 7.75%, due 11/15/29                                             107
                                                                   ------
 TOTAL MORTGAGE BACKED SECURITIES                                   3,298
                                                                   ------
 U.S. GOVERNMENT OBLIGATIONS--14.7%

 U.S. Federal Agency Notes--3.9%
 $315 6.625%, due 11/15/30                                            318

 U.S. Treasury Notes--10.8%
  725 7.875%, due 2/15/21                                             889
                                                                   ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                  1,207
                                                                   ------

 CASH EQUIVALENTS--0.9%

 Investment Companies
   70 AIM Short-Term Investments Co. Liquid Assets Money Market        70
      Portfolio (Institutional Shares)
                                                                   ------
 TOTAL CASH EQUIVALENTS                                                70
                                                                   ------
 TOTAL INVESTMENTS--99.3%                                           8,133

 Other Assets, less Liabilities                                        60
                                                                   ------
 NET ASSETS                                                        $8,193
                                                                   ======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO California Tax-Free Income Fund
As of June 30, 2001


[PHOTO] Stephen C. Bauer

The SAFECO California Tax-Free Income Fund underperformed its Lipper peers and the Lehman long-muni index in the first half of 2001 as California bonds put in the worst performance in the municipal bond market.

In the latest six months, the market retracted in an energy-induced fear of a slowing economy and on dampened demand for California bonds. The Fund underperformed, not because it owned energy-related bonds, but because its long-maturity structure and discount bonds tend to suffer in declining markets.

Indeed, the state's general obligation bonds were punished appropriately as rating agencies downgraded them. However, it seems the value of other California bonds were judged prematurely, and that the decline of the entire market was indiscriminate and overdone. I believe the turmoil and political rancor surrounding the power crisis has created opportunities to buy California bonds at advantageous prices, which will lead to enhanced returns in years to come. California is a huge and prosperous state with many resources to solve its problems. I, for one, am willing to buy and wait.

Going forward, I remain vigilant for other opportunities the market may present, and ready to leverage them into superior returns for our shareholders.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO California Tax-Free Income Fund

                              [PERFORMANCE GRAPH]

-------------------------------------------------------------------------------
                                                   With Sales Charge
Average Annual Total Return for the    ----------------------------------------
periods ended June 30, 2001            Six Month*     1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO California Tax-Free
 Income Fund
    Class A                             (4.01)%       5.84%      5.17%   6.57%
    Class B                             (4.79)%       5.10%      5.08%   6.69%
Lehman Brothers Long Municipal
 Bond Index                               N/A          N/A        N/A    N/A
Lipper, Inc. (California Municipal
 Bond Funds)                              N/A          N/A        N/A    N/A

-------------------------------------------------------------------------------
                                                 Without Sales Charge
Average Annual Total Return for the    ----------------------------------------
periods ended June 30, 2001            Six Month*     1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO California Tax-Free
 Income Fund
    Class A                               0.52%       10.87%      6.15%   7.06%
    Class B                               0.13%       10.10%      5.41%   6.69%
Lehman Brothers Long Municipal
 Bond Index                               2.42%       12.27%      7.02%   7.83%
Lipper, Inc. (California Municipal
 Bond Funds)                              1.15%        8.67%      5.57%   6.51%
* Not Annualized
-------------------------------------------------------------------------------


                                                         Lehman Brothers
                                                         Long Municipal
  Date                     CLASS A          CLASS B        Bond Index
  ----                     -------          -------      ---------------
 6/30/91                    9,550           10,000           10,000
 7/31/91                    9,698           10,154           10,155
 8/31/91                    9,832           10,294           10,300
 9/30/91                   10,011           10,481           10,450
10/31/91                   10,119           10,594           10,559
11/30/91                   10,062           10,535           10,572
12/31/91                   10,369           10,856           10,824
 1/31/92                   10,333           10,818           10,817
 2/29/92                   10,336           10,821           10,834
 3/31/92                   10,337           10,822           10,862
 4/30/92                   10,413           10,901           10,965
 5/31/92                   10,570           11,066           11,126
 6/30/92                   10,777           11,283           11,341
 7/31/92                   11,141           11,665           11,757
 8/31/92                   10,928           11,441           11,599
 9/30/92                   11,007           11,523           11,650
10/31/92                   10,701           11,203           11,456
11/30/92                   11,052           11,571           11,778
12/31/92                   11,198           11,724           11,931
 1/31/93                   11,315           11,846           12,044
 2/28/93                   11,828           12,383           12,604
 3/31/93                   11,668           12,216           12,452
 4/30/93                   11,839           12,395           12,622
 5/31/93                   11,888           12,446           12,727
 6/30/93                   12,110           12,679           12,966
 7/31/93                   12,094           12,662           12,979
 8/31/93                   12,434           13,018           13,311
 9/30/93                   12,585           13,176           13,497
10/31/93                   12,586           13,176           13,522
11/30/93                   12,390           12,972           13,358
12/31/93                   12,680           13,275           13,703
 1/31/94                   12,869           13,473           13,865
 2/28/94                   12,530           13,119           13,406
 3/31/94                   11,898           12,457           12,605
 4/30/94                   11,855           12,412           12,703
 5/31/94                   11,966           12,528           12,851
 6/30/94                   11,851           12,408           12,697
 7/31/94                   12,126           12,695           13,023
 8/31/94                   12,122           12,691           13,051
 9/30/94                   11,814           12,369           12,748
10/31/94                   11,529           12,070           12,356
11/30/94                   11,316           11,847           12,030
12/31/94                   11,513           12,054           12,457
 1/31/95                   12,042           12,607           13,005
 2/28/95                   12,630           13,223           13,535
 3/31/95                   12,733           13,330           13,698
 4/30/95                   12,676           13,271           13,691
 5/31/95                   13,391           14,019           14,274
 6/30/95                   12,981           13,591           14,011
 7/31/95                   13,039           13,652           14,083
 8/31/95                   13,245           13,866           14,281
 9/30/95                   13,347           13,973           14,393
10/31/95                   13,702           14,345           14,742
11/30/95                   14,205           14,872           15,122
12/31/95                   14,523           15,205           15,357
 1/31/96                   14,470           15,150           15,424
 2/29/96                   14,286           14,957           15,236
 3/31/96                   13,862           14,513           14,957
 4/30/96                   13,738           14,383           14,897
 5/31/96                   13,751           14,397           14,904
 6/30/96                   14,021           14,679           15,134
 7/31/96                   14,181           14,847           15,284
 8/31/96                   14,146           14,810           15,264
 9/30/96                   14,485           15,165           15,603
10/31/96                   14,676           15,342           15,793
11/30/96                   15,059           15,734           16,132
12/31/96                   14,895           15,553           16,036
 1/31/97                   14,735           15,376           16,004
 2/28/97                   14,905           15,545           16,176
 3/31/97                   14,571           15,187           15,897
 4/30/97                   14,791           15,408           16,084
 5/31/97                   15,073           15,692           16,396
 6/30/97                   15,297           15,911           16,606
 7/31/97                   16,094           16,717           17,211
 8/31/97                   15,737           16,349           16,982
 9/30/97                   15,951           16,562           17,226
10/31/97                   16,085           16,691           17,375
11/30/97                   16,241           16,843           17,529
12/31/97                   16,576           17,179           17,850
 1/31/98                   16,751           17,349           18,041
 2/28/98                   16,714           17,301           18,032
 3/31/98                   16,695           17,269           18,057
 4/30/98                   16,497           17,053           17,960
 5/31/98                   16,907           17,467           18,312
 6/30/98                   16,967           17,518           18,390
 7/31/98                   16,977           17,517           18,432
 8/31/98                   17,307           17,848           18,764
 9/30/98                   17,577           18,115           19,024
10/31/98                   17,459           17,985           18,963
11/30/98                   17,593           18,115           19,059
12/31/98                   17,525           18,035           19,078
 1/31/99                   17,759           18,266           19,265
 2/28/99                   17,628           18,107           19,184
 3/31/99                   17,619           18,100           19,240
 4/30/99                   17,601           18,070           19,257
 5/31/99                   17,393           17,846           19,105
 6/30/99                   16,965           17,396           18,757
 7/31/99                   16,914           17,333           18,748
 8/31/99                   16,567           16,967           18,362
 9/30/99                   16,460           16,847           18,266
10/31/99                   16,024           16,376           17,838
11/30/99                   16,184           16,545           18,087
12/31/99                   15,872           16,216           17,806
 1/31/00                   15,678           16,007           17,614
 2/29/00                   16,092           16,420           17,989
 3/31/00                   16,751           17,083           18,645
 4/30/00                   16,422           16,737           18,425
 5/31/00                   16,343           16,647           18,254
 6/30/00                   17,041           17,347           18,923
 7/31/00                   17,414           17,720           19,294
 8/31/00                   17,891           18,197           19,709
 9/30/00                   17,730           18,025           19,506
10/31/00                   17,931           18,218           19,790
11/30/00                   18,132           18,413           20,023
12/31/00                   18,797           19,077           20,744
 1/31/01                   18,878           19,147           20,839
 2/28/01                   18,906           19,159           20,936
 3/31/01                   19,109           19,352           21,169
 4/30/01                   18,507           18,731           20,819
 5/31/01                   18,819           19,034           21,062
 6/30/01                   18,898           19,104           21,245

Investment Values:

SAFECO
California Tax-Free Income Fund
Class A  $18,898
Class B  $19,104
Lehman Brothers Long Municipal Bond Index $21,245

The performance graph compares a hypothetical $10,000 investment in Classes A, and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operation expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day) Class A...........................    3.93%
Current Yield (30-day) Class B...........................    3.46%
Weighted Average Maturity...............................25.3 years


                                                           Percent of
TOP FIVE TYPE OF BONDS                                     Net Assets
---------------------------------------------------------------------
Hospital                                                       24%
Lease Rental                                                   22
Local General Obligation (Limited Tax)                         12
Utilities (Water)                                               8
State General Obligation                                        6
---------------------------------------------------------------------
                                                           Percent of
 TOP FIVE HOLDINGS                                         Net Assets
---------------------------------------------------------------------
 State of California General Obligation Bonds                 5.5%
 California Educational Facilities Authority Revenue          5.3
  (Institute of Technology)
 California Health Facilities Financing Authority             5.3
  Revenue (Cedars Sinai Medical Center)
 Alameda Corridor Transportation Authority Revenue            5.1
 Redding Joint Powers Financing Authority Revenue             5.1
  (Solid Waste & Corporate Yard)

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
---------------------------------------------------------------------

                             [PIE CHART]

1 Municipal Bonds - AAA:                                       52%
2 Municipal Bonds - A:                                         27%
3 Municipal Bonds - BBB:                                       10%
4 Municipal Bonds - AA:                                         9%
5 Cash & Other:                                                 2%

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of June 30, 2001
(Unaudited)


                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS *--97.4%

 California--97.4%
 $5,000   Alameda Corridor Transportation Authority Revenue             $ 4,582
          4.75%, due 10/01/25 [MBIA]
  5,500   California Educational Facilities Authority Revenue             4,771
          (Institute of Technology)
          4.50%, due 10/01/28
  2,250   California Health Facilities Financing Authority Insured        2,120
          Health Facility Revenue (Catholic Health Care West)
          4.75%, due 7/01/19 [MBIA]
  4,500   California Health Facilities Financing Authority Health         4,724
          Facility Revenue (Cedars Sinai Medical Center)
          6.25%, due 12/01/34
  3,715   California Statewide Communities Development Authority          3,469
          Certificates of Participation (Childrens Hospital of Los
          Angeles)
          4.75%, due 6/01/21 [MBIA]
  2,645   Capistrano Beach Water District Wastewater Enterprise Capital   2,404
          4.75%, due 12/01/28 [MBIA]
  1,475   Capistrano Beach Water District Wastewater Enterprise Capital   1,341
          4.75%, due 12/01/28 [MBIA]
  3,000   Central California Joint Powers Health Finance Authority        3,102
          6.00%, due 2/01/30
     20   Concord Redevelopment Agency Tax Allocation Central Concord        20
          Redevelopment Project
          8.00%, due 7/01/18 [BIG]
  1,000   Cucamonga California County Water District                        967
          5.128%, due 9/01/31
  3,750   Culver City Redevelopment Financing Authority Tax Allocation    3,447
          Revenue
          4.60%, due 11/01/20 [AMBAC]
  5,000   Duarte California Certificates of Participation City of Hope    4,408
          Medical Center
          5.25%, due 4/01/31
  2,100   Fresno Joint Powers Financing Authority Lease Revenue           1,910
          Exhibition Hall Expansion Project
          4.75%, due 9/01/28 [AMBAC]
  4,600   Long Beach Financial Authority Lease Revenue                    4,406
          5.00%, due 10/01/27 [MBIA]
  2,400   Los Angeles California Wastewater System Revenue (Series A)     2,325
          5.00%, due 6/01/23 [FGIC]
  1,200 + Los Angeles Convention and Exhibition Center Authority          1,473
          Certificates of Participation
          9.00%, due 12/01/20 (Prerefunded 12/01/05 @ 100)
  3,000   Los Angeles County California Certificates of Participation     2,789
          (Disney Parking Refund Project)
          4.75%, due 3/01/23 [AMBAC]
  3,450   Los Angeles Department of Water and Power Waterworks            2,795
          Revenue
          4.25%, due 10/15/34 [MBIA]
  3,585   Metropolitan Water District of Southern California              3,354
          Waterworks Revenue
          5.00%, due 7/01/37
  3,990   Palomar Pomerado Health System California Insured Revenue       3,655
          4.75%, due 11/01/23 [MBIA]
  4,435   Pittsburg Redevelopment Agency Los Medanos Community            4,072
          Development Project Tax Allocation
          4.625%, due 8/01/21 [AMBAC]
  4,900   Redding Joint Powers Financing Authority Solid Waste and        4,570
          Corporation Yard Revenue
          5.00%, due 1/01/23
  2,500   San Bernardino County Certificates of Participation             2,474
          (Medical Center Financing Project)
          5.50%, due 8/01/24
  4,000   San Gabriel Valley School Finance Authority Revenue (Pamona     4,015
          Unified School District)
          5.50%, due 2/01/24
  5,000   San Joaquin Hills Transportation Corridor Agency Senior         4,492
          Lien Toll Road Revenue
          5.00%, due 1/01/33
  4,000   San Jose Redevelopment Agency (Merged Area Redevelopment        3,633
          Project Tax Allocation)
          4.75%, due 8/01/22

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of June 30, 2001
(Unaudited)

                                                                     Value
 PRINCIPAL AMOUNT (000's)                                          (000's)
--------------------------------------------------------------------------
 California--(continued)
 $1,335 Southern California Public Power Authority Power Project   $ 1,338
        Revenue (Multiple Projects)
        5.50%, due 7/01/20
  5,500 State of California General Obligation Bonds                 4,895
        4.75%, due 4/01/29
                                                                   -------
 TOTAL MUNICIPAL BONDS                                              87,551
                                                                   -------

 CASH EQUIVALENTS--1.5%
  1,329 SEI Tax Exempt Institutional Tax-Free Portfolio              1,329
                                                                   -------
 TOTAL CASH EQUIVALENTS                                              1,329
                                                                   -------
 TOTAL INVESTMENTS--98.9%                                           88,880

 Other Assets, less Liabilities                                        979
                                                                   -------
 NET ASSETS                                                        $89,859
                                                                   =======

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   Municipal Bond Investors Assurance Corp. [MBIA]                    28.3%
   Financial Guaranty Insurance Corp. [FGIC]                           2.7
   AMBAC Indemnity Corp. [AMBAC]                                      14.0
                                                                      ----
                                                                      45.0%
                                                                      ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Municipal Bond Fund
June 30, 2001


[PHOTO] Stephen C. Bauer

The SAFECO Municipal Bond Fund has outperformed the Lehman Long Muni Index over the latest six months. Two factors caused the Muni Bond Fund to outperform the otherwise quiet market of the last six months: an Indiana bond we've held since 1998 and uninsured hospital bonds.

In 1999, changes in Medicare reimbursement policies caused credit ratings in the hospital sector to fall and their yields to climb. The hospital bonds I aggressively added to the fund continued to outperform the general bond market. In fact, demand for these higher-yielding bonds has increased beyond the available new issue supply. I was, however, able to buy A+-rated UPMC Health System in the second quarter.

Also benefiting the Fund was a large stake in an Indiana bond issued for USX Corp. that we've held since 1998. The issue surged on the news that Marathon Oil (which is being spun from USX with U.S. Steel) would assume all the corporation's debt, including the Indiana bonds.

Other than that, municipal bond market changed little during the first half of 2001. This continued stability is surprising for two reasons: one, long-term Treasury bonds fell sharply during the second quarter, and two, the Federal reserve has aggressively lowered short-term rates. The difference in yields between one and thirty-year maturities has increased from 1.5% to 2.8%. Given the powerful incentive to increase yield by extending maturity, this condition seems unlikely to last. We may see demand drive yields on long bonds lower and drive their prices higher, as investors move to lock in yields. Going forward, I remain vigilant for opportunities to leverage into superior returns for our shareholders.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Performance Overview & Highlights
SAFECO Municipal Bond Fund

                              [PERFORMANCE GRAPH]

-------------------------------------------------------------------------------
                                                    With Sales Charge
Average Annual Total Return for the   -----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO Municipal Bond Fund
   Class A                              (1.84)%      5.81%     5.13%    6.44%
   Class B                              (2.49)%      5.15%     5.09%    6.58%
Lehman Brothers Long Municipal
 Bond Index                               N/A         N/A       N/A      N/A
Lipper, Inc. (General Municipal
 Bond Funds)                              N/A         N/A       N/A      N/A
-------------------------------------------------------------------------------
                                                  Without Sales Charge
Average Annual Total Return for the   -----------------------------------------
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO Municipal Bond Fund
   Class A                               2.79%      10.83%     6.10%    6.93%
   Class B                               2.51%      10.15%     5.41%    6.58%
Lehman Brothers Long Municipal
 Bond Index                              2.42%      12.27%     7.02%    7.83%
Lipper, Inc. (General Municipal
 Bond Funds)                             2.41%       9.23%     5.44%    6.50%
* Not Annualized
-------------------------------------------------------------------------------


                                                           Lehman Brothers
                                                            Long Municipal
  Date                      CLASS A           CLASS B        Bond Index
  ----                      -------           -------      ---------------
 6/30/91                      9,550           10,000           10,000
 7/31/91                      9,705           10,159           10,155
 8/31/91                      9,852           10,313           10,300
 9/30/91                     10,010           10,478           10,450
10/31/91                     10,117           10,590           10,559
11/30/91                     10,084           10,556           10,572
12/31/91                     10,397           10,883           10,824
 1/31/92                     10,307           10,789           10,817
 2/29/92                     10,333           10,816           10,834
 3/31/92                     10,320           10,803           10,862
 4/30/92                     10,418           10,905           10,965
 5/31/92                     10,594           11,089           11,126
 6/30/92                     10,822           11,329           11,341
 7/31/92                     11,239           11,765           11,757
 8/31/92                     11,009           11,524           11,599
 9/30/92                     11,030           11,546           11,650
10/31/92                     10,790           11,294           11,456
11/30/92                     11,120           11,640           11,778
12/31/92                     11,307           11,835           11,931
 1/31/93                     11,417           11,951           12,044
 2/28/93                     11,910           12,467           12,604
 3/31/93                     11,723           12,272           12,452
 4/30/93                     11,884           12,440           12,622
 5/31/93                     11,952           12,512           12,727
 6/30/93                     12,198           12,768           12,966
 7/31/93                     12,151           12,719           12,979
 8/31/93                     12,474           13,057           13,311
 9/30/93                     12,613           13,203           13,497
10/31/93                     12,648           13,240           13,522
11/30/93                     12,488           13,072           13,358
12/31/93                     12,738           13,334           13,703
 1/31/94                     12,893           13,496           13,865
 2/28/94                     12,511           13,096           13,406
 3/31/94                     11,876           12,431           12,605
 4/30/94                     11,887           12,443           12,703
 5/31/94                     12,030           12,592           12,851
 6/30/94                     11,897           12,453           12,697
 7/31/94                     12,170           12,740           13,023
 8/31/94                     12,179           12,749           13,051
 9/30/94                     11,878           12,434           12,748
10/31/94                     11,624           12,168           12,356
11/30/94                     11,386           11,918           12,030
12/31/94                     11,687           12,234           12,457
 1/31/95                     12,117           12,684           13,005
 2/28/95                     12,626           13,217           13,535
 3/31/95                     12,718           13,313           13,698
 4/30/95                     12,699           13,293           13,691
 5/31/95                     13,290           13,912           14,274
 6/30/95                     13,006           13,614           14,011
 7/31/95                     13,068           13,679           14,083
 8/31/95                     13,237           13,856           14,281
 9/30/95                     13,335           13,959           14,393
10/31/95                     13,614           14,251           14,742
11/30/95                     13,992           14,646           15,122
12/31/95                     14,198           14,862           15,357
 1/31/96                     14,244           14,910           15,424
 2/29/96                     14,087           14,746           15,236
 3/31/96                     13,765           14,409           14,957
 4/30/96                     13,661           14,300           14,897
 5/31/96                     13,684           14,324           14,904
 6/30/96                     13,885           14,535           15,134
 7/31/96                     14,056           14,713           15,284
 8/31/96                     14,006           14,661           15,264
 9/30/96                     14,289           14,957           15,603
10/31/96                     14,464           15,121           15,793
11/30/96                     14,783           15,447           16,132
12/31/96                     14,648           15,297           16,036
 1/31/97                     14,572           15,210           16,004
 2/28/97                     14,717           15,355           16,176
 3/31/97                     14,461           15,080           15,897
 4/30/97                     14,627           15,258           16,084
 5/31/97                     14,878           15,500           16,396
 6/30/97                     15,049           15,681           16,606
 7/31/97                     15,668           16,308           17,211
 8/31/97                     15,392           16,013           16,982
 9/30/97                     15,588           16,220           17,226
10/31/97                     15,714           16,332           17,375
11/30/97                     15,826           16,441           17,529
12/31/97                     16,139           16,736           17,850
 1/31/98                     16,285           16,894           18,041
 2/28/98                     16,269           16,871           18,032
 3/31/98                     16,275           16,859           18,057
 4/30/98                     16,122           16,694           17,960
 5/31/98                     16,455           17,042           18,312
 6/30/98                     16,563           17,134           18,390
 7/31/98                     16,585           17,146           18,432
 8/31/98                     16,872           17,435           18,764
 9/30/98                     17,096           17,658           19,024
10/31/98                     16,987           17,546           18,963
11/30/98                     17,069           17,610           19,059
12/31/98                     17,067           17,610           19,078
 1/31/99                     17,269           17,797           19,265
 2/28/99                     17,147           17,672           19,184
 3/31/99                     17,142           17,656           19,240
 4/30/99                     17,200           17,693           19,257
 5/31/99                     17,055           17,534           19,105
 6/30/99                     16,721           17,193           18,757
 7/31/99                     16,700           17,149           18,748
 8/31/99                     16,402           16,832           18,362
 9/30/99                     16,297           16,727           18,266
10/31/99                     16,007           16,405           17,838
11/30/99                     16,155           16,547           18,087
12/31/99                     15,959           16,348           17,806
 1/31/00                     15,828           16,192           17,614
 2/29/00                     16,134           16,496           17,989
 3/31/00                     16,590           16,965           18,645
 4/30/00                     16,407           16,767           18,425
 5/31/00                     16,287           16,621           18,254
 6/30/00                     16,837           17,172           18,923
 7/31/00                     17,160           17,492           19,294
 8/31/00                     17,470           17,813           19,709
 9/30/00                     17,296           17,627           19,506
10/31/00                     17,509           17,831           19,790
11/30/00                     17,671           17,971           20,023
12/31/00                     18,157           18,454           20,744
 1/31/01                     18,303           18,591           20,839
 2/28/01                     18,359           18,652           20,936
 3/31/01                     18,571           18,858           21,169
 4/30/01                     18,273           18,544           20,819
 5/31/01                     18,489           18,752           21,062
 6/30/01                     18,666           18,919           21,245
---------------------------------------------------------------------

Investment Values:

SAFECO
Municipal Bond Fund
Class A $18,666
Class B $18,919

Lehman Brothers Long Municipal Bond Index $21,245

The performance graph compares a hypothetical $10,000 investment in Classes A and B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The indexes are unmanaged and include no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day) Class A.................... 4.06%
Current Yield (30-day) Class B.................... 3.46%
Weighted Average Maturity.................... 23.2 years

                                                                     Percent of
TOP FIVE HOLDINGS                                                    Net Assets
-------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency Senior Lien Toll       4.2%
 Road Revenue
Massachusetts State Housing Finance Agency (Series B)                   3.8
Illinois Educational Facilities Authority Adjustable Demand Revenue     3.6
 (University of Chicago)
Indiana State Development Finance Authority Environmental Revenue       3.0
West Virginia State Hospital Finance Authority (Charleston Area         3.0
 Medical Center) Series A

TOP FIVE       Percent of
STATES         Net Assets
-------------------------
California         13%
Massachusetts      10
Indiana             9
Texas               8
New York            8

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
------------------------------------

              [PIE CHART]

1 Municipal Bonds - AAA:         53%
2 Municipal Bonds - BBB:         15%
3 Municipal Bonds - A:           14%
4 Municipal Bonds - AA:          13%
5 Municipal Bonds - Not Rated:    2%
6 Cash & Other:                   3%

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)


                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 MUNICIPAL BONDS *--97.2%

 Alaska--2.7%
 $14,500   Alaska Housing Finance Corp. (General Housing Purpose)     $ 14,154
           5.00%, due 12/01/18
      50   Alaska Housing Finance Corp. Collateralized (Veterans            50
           Mortgage Program)
           6.50%, due 6/01/31

 Arizona--1.7%
   9,800   Phoenix Civic Improvement Corp. Wastewater System Lease       9,033
           Revenue
           4.75%, due 7/01/23

 California--13.2%
     600   Los Angeles County Sanitation District Financing                603
           Authority Revenue (Capital Projects)
           5.25%, due 10/01/19 [MBIA]
   5,650   Los Angeles Wastewater System Revenue                         5,318
           4.70%, due 11/01/19 [FGIC]
   3,550 + Northern California Power Agency Geothermal Project           3,740
           Revenue
           5.00%, due 7/01/09
           (Prerefunded 7/01/08 @ 100)
   6,400   Pittsburg Redevelopment Agency Los Medanos Community          5,877
           Development Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]
  11,995   Pittsburg Redevelopment Agency Los Medanos Community         12,753
           Development Project Tax Allocation
           5.80%, due 8/01/34 [FSA]
   2,000   Redding Joint Powers Financing Authority Solid Waste and      1,865
           Corporation Yard Revenue
           5.00%, due 1/01/23
   6,690   Sacramento County Sanitation District Finance Authority       6,443
           Revenue
           4.75%, due 12/01/23
   8,010   San Joaquin County Public Facilities Financing Corp.          7,631
           Certificates of Participation Capital Facilities Project
           4.75%, due 11/15/19 [MBIA]
  25,000   San Joaquin Hills Transportation Corridor Agency Senior      22,458
           Lien Toll Road Revenue
           5.00%, due 1/01/33
   3,165   Southern California Public Power Authority Power Project      3,173
           Revenue (Multiple Projects)
           5.50%, due 7/01/20

 Colorado--2.7%
   1,000   Colorado Housing Finance Authority Multi-Family Mortgage      1,045
           Revenue
           8.30%, due 10/01/23
  13,000   Colorado Springs Hospital Revenue                            13,331
           6.375%, due 12/15/30

 Florida--2.3%
   1,000   Gulf Environment Services, Inc. Water and Sewer Revenue         950
           5.00%, due 10/01/27 [MBIA]
   2,750   Mid-Bay Bridge Authority Revenue                              2,797
           6.05%, due 10/01/22
   1,000   Orange County Tourist Development Tax Revenue                   921
           4.75%, due 10/01/24
   7,500   Tallahassee Florida Health Facilities Revenue                 7,713
           (Tallahassee Memorial Healthcare, Inc.)
           6.375%, due 12/01/30

 Georgia--1.3%
   6,750 + Atlanta Water and Sewage Revenue                              6,927
           4.50%, due 1/01/18
           (Prerefunded 1/01/04 @ 100)

 Illinois--6.0%
   2,000   Chicago Illinois Sales Tax Revenue                            2,004
           5.375%, due 1/01/27 [FGIC]
  17,500 + Illinois Educational Facilities Authority Adjustable         18,850
           Demand Revenue (University of Chicago)
           5.70%, due 12/01/25
           (Prerefunded 12/01/03 @ 102)
   5,000 + Metropolitan Pier and Exposition Authority Mccormick          6,231
           Place Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)
   4,770   University of Illinois Auxiliary Facilities System            4,829
           Revenue
           5.75%, due 4/01/22

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Indiana--8.5%
 $   195   Beech Grove Economic Development Revenue                    $    199
           (Westvaco Corp.)
           8.75%, due 7/01/10
  11,000 + East Chicago Elementary School Building Corp. First           11,819
           Mortgage
           7.00%, due 1/15/16
           (Prerefunded 1/15/03 @ 102)
   7,715   Hammond Multi-School Building Corp. First Mortgage             7,986
           Revenue
           6.20%, due 7/10/15
  17,550   Indiana State Development Finance Authority Environmental     16,081
           Revenue
           5.60%, due 12/10/32
     250   Indiana State Office Building Commission Capital Complex         252
           Revenue
           5.25%, due 7/01/15 [AMBAC]
     350   Indianapolis Gas Utility Revenue                                 352
           5.375%, due 6/01/21 [FGIC]
   6,450 + Indianapolis Gas Utility System Revenue                        6,209
           4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)
   2,500   St. Joseph County Hospital Health System Revenue               2,274
           4.50%, due 8/15/18

 Iowa--0.1%
     250   Marshalltown Pollution Control Revenue (Iowa Electric            251
           Light and Power Co. Project)
           5.50%, due 11/01/23 [MBIA]

 Kentucky--0.4%
   2,000   Kentucky Economic Development Finance Authority Health         2,054
           System Revenue (Norton Healthcare, Inc.) Series A
           6.625%, due 10/01/28

 Maryland--2.6%
   5,125   Baltimore Project and Revenue (Water Projects)                 5,036
           5.00%, due 7/01/24 [FGIC]
   5,000   Maryland Health and Higher Educational Facilities              4,720
           Authority Revenue (University of Maryland Medical System)
           4.75%, due 7/01/23 [FGIC]
   4,000   Maryland Health and Higher Educational Facilities Authority    4,231
           Revenue (University of Maryland Medical System)
           6.75%, due 7/01/30

 Massachusetts--9.6%
   6,250   Massachusetts Bay Transportation Authority System Revenue      5,449
           4.50%, due 3/01/26 [MBIA]
   5,740   Massachusetts Housing Finance Agency Housing Revenue           5,941
           6.20%, due 7/01/38 [AMBAC]
  20,000   Massachusetts State Housing Finance Agency (Series B)         20,154
           5.40%, due 12/01/28 [MBIA]
   8,000   Massachusetts State Turnpike Authority Metropolitan Highway    7,369
           System Revenue (Series A)
           5.00%, due 1/01/37 [MBIA]
   9,985   Massachusetts State Turnpike Authority Metropolitan Highway    9,541
           System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]
   2,500   Massachusetts Water Resources Authority Revenue                2,305
           4.75%, due 12/01/23

 Michigan--0.9%
   5,250   Detroit Water Supply System Revenue                            4,934
           4.75%, due 7/01/19 [FGIC]

 Minnesota--0.1%
     350   Minneapolis and St. Paul Housing and Redevelopment               329
           Authority Health Care System Revenue (HealthSpan)
           4.75%, due 11/15/18 [AMBAC]

 Mississippi--1.4%
   8,000   Harrison County Wastewater Management and Solid Waste          7,294
           Revenue
           4.75%, due 2/01/27 [FGIC]

 Missouri--0.9%
   4,000   Missouri Health and Education Facilities Authority             3,548
           Educational Facilities Revenue
           4.75%, due 11/15/37

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)


                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Missouri--(continued)
 $ 1,000   Missouri State Health and Education Facilities Authority    $    980
           Revenue (SSM Healthcare)
           5.25%, due 6/01/28

 New Jersey--0.1%
     585 + New Jersey Turnpike Authority Revenue                            625
           10.375%, due 1/01/03 (Escrowed to Maturity)

 New Mexico--0.4%
   2,275   Farmington Collateralized Pollution Control Revenue            2,274
           (Tucson Gas and Electric Co.)
           6.10%, due 1/01/08

 New York--7.8%
     900   Long Island Power Authority Electric System Revenue              886
           5.125%, due 12/01/22 [FSA]
   3,820   Metropolitan Transportation Authority New York Dedicated       3,516
           Tax Fund
           4.75%, due 4/01/28 [FGIC]
   6,250   New York City Municipal Water Finance Authority Water and      5,763
           Sewer System Revenue
           4.75%, due 6/15/25 [MBIA]
   2,100   New York City Municipal Water Finance Authority Water and      2,102
           Sewer System Revenue
           5.00%, due 6/15/17 [FGIC]
   1,500   New York Dormitory Authority State University Educational      1,502
           Facilities Revenue
           5.00%, due 7/01/15
   5,500   New York Dormitory Authority State University Educational      5,741
           Facilities Revenue
           5.25%, due 5/15/15
   2,975   New York Dormitory Authority State University Educational      3,566
           Facilities Revenue
           7.50%, due 5/15/11
   1,425 + New York Dormitory Authority State University Educational      1,749
           Facilities Revenue
           7.50%, due 5/15/11 (Prerefunded Various Dates/Prices)
   5,250   New York Dormitory Authority State University Educational      6,595
           Facilities Revenue
           7.50%, due 5/15/13
  11,800   Port Authority New York & New Jersey Consolidated Revenue     10,171
           4.375%, due 10/01/33 [FGIC]

 North Carolina--5.3%
  11,000   North Carolina Eastern Municipal Power Agency Power System    11,116
           Revenue
           6.00%, due 1/01/22
  11,885   North Carolina Medical Care Commission Health Care            10,656
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]
   3,720   North Carolina Medical Care Commission Hospital Revenue        3,332
           4.75%, due 12/01/28 (Series A) (MBIA)
   3,280   North Carolina Medical Care Commission Hospital Revenue        2,938
           4.75%, due 12/01/28 (Series B) (MBIA)

 North Dakota--0.6%
   3,000   Grand Forks North Dakota Health Care System Revenue            3,105
           (Altru Health System)
           7.125%, due 8/15/24

 Oklahoma--1.2%
   5,590   McGee Creek Authority Water Revenue                            6,235
           6.00%, due 1/01/23 [MBIA]

 Pennsylvania--3.1%
   1,000   Allegheny County Hospital Development Authority Revenue          915
           (Catholic Health East)
           4.875%, due 11/15/26 [AMBAC]
   5,000   Pennsylvania State Higher Educational Facilities Authority     5,061
           Revenue (UPMC Health System)
           6.00%, due 1/15/31
     650   Pittsburgh Water and Sewer Authority Revenue                     629
           4.75%, due 9/01/16 [FGIC]

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Pennsylvania--(continued)
 $ 5,000   Southeastern Pennsylvania Transportation Authority          $  4,496
           (Series A)
           4.75%, due 3/01/29 [FGIC]
   5,445   University Area Joint Authority Sewer Revenue                  5,091
           4.75%, due 11/01/20 [MBIA]

 South Carolina--5.1%
     565   Charleston County Pollution Control Facilities Revenue           566
           5.90%, due 8/01/03
   5,500   Pickens and Richland Counties Hospital Facilities Revenue      5,502
           5.75%, due 8/01/21 [AMBAC]
  15,000   Piedmont Municipal Power Agency South Carolina Electric       13,253
           Revenue
           5.25%, due 1/01/21 [MBIA]
   7,500   South Carolina Jobs - Economic Development Authority           7,808
           Hospital Facilities Revenue (Palmetto Health Alliance)
           7.375%, due 12/15/21

 Texas--8.3%
   6,250   Austin Combined Utility Revenue                                5,132
           4.25%, due 5/15/28 [MBIA]
  10,000   Austin Combined Utility System Revenue                        14,466
           12.50%, due 11/15/07 [MBIA]
     540   Austin Water, Sewer and Electric Revenue                         555
           14.00%, due 11/15/01
     105 + Austin Water, Sewer and Electric Revenue                         109
           14.00%, due 11/15/01 (Escrowed to Maturity)
     250   Harris County Toll Road Unlimited Tax Revenue                    253
           5.50%, due 8/15/21 [FGIC]
  14,300   Hurst-Euless-Bedford Texas Independent School District        12,367
           General Obligation Unlimited Tax Refund
           4.50%, due 8/15/25 [PSF]
      10 + Lower Colorado River Authority Junior Lien Revenue                11
           5.625%, due 1/01/17 [FSA] (Prerefunded 1/01/15 @ 100)
   5,350   North East Texas School District General Obligation            4,579
           4.50%, due 10/01/28 [PSF]
      95   Sabine River Authority Pollution Control Revenue (Texas           99
           Utilities Electric Co. Project)
           6.55%, due 10/01/22 [FGIC]
   4,500   San Antonio Electric & Gas Revenue                             4,024
           4.50%, due 2/01/21
   2,260   Texas Municipal Power Agency Revenue                           2,264
           5.50%, due 9/01/13 [FGIC]

 Utah--1.2%
   1,000   Murray City Hospital Revenue (IHC Health Service, Inc.)          922
           4.75%, due 5/15/20 [MBIA]
   5,635   Weber County Utah Hospital Revenue (IHC Health Services)       5,322
           5.00%, due 8/15/30 [AMBAC]

 Virginia--1.0%
   2,500   Loudoun County Sanitation Authority Water and Sewer            2,289
           Revenue
           4.75%, due 1/01/30 [MBIA]
   3,240   Prince William County Authority Water and Sewer Systems        2,973
           Revenue
           4.75%, due 7/01/29 [FGIC]

 Washington--5.6%
     700   CDP-King County III Lease Revenue (King Street Center            685
           Project)
           5.25%, due 6/01/26 [MBIA]
   1,000   Central Puget Sound Regional Transportation Authority            897
           Motor Vehicle Tax
           4.75%, due 2/01/28 [FGIC]
   5,055   Douglas County Public Utility District #1 Wells                6,183
           Hydroelectric Revenue
           8.75%, due 9/01/18
   2,200 + Douglas County Public Utility District #1 Wells                2,812
           Hydroelectric Revenue
           8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)
   2,500   King County Housing Authority Pooled Housing Revenue           2,604
           6.80%, due 3/01/26
   1,650   King County Limited Tax General Obligation (Various            1,556
           Purposes)
           4.75%, due 1/01/19

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)


                                                                       Value
 PRINCIPAL AMOUNT (000's)                                            (000's)
----------------------------------------------------------------------------
 Washington--(continued)
 $ 2,255   King County Public Hospital District #1 Hospital         $  2,267
           Facilities Revenue (Valley Medical Center)
           5.50%, due 9/01/17 [AMBAC]
   2,800   Lewis County Public Utility District #1 Cowlitz Falls       2,807
           Hydroelectric Project Revenue
           6.00%, due 10/01/24
     250 + Richland Water and Sewer Improvement Revenue                  263
           5.625%, due 4/01/12 [MBIA] (Prerefunded 4/01/03 @ 101)
   3,153   Seattle Housing Authority Low Income Housing Revenue        3,407
           (Mt. Zion Project)
           6.60%, due 8/20/38
     530   Snohomish County Public Utility District #1 Electric          533
           Revenue
           5.50%, due 1/01/20 [FGIC]
   6,290   Vancouver Washington Housing Authority Revenue              5,494
           (Springbrook Square)
           5.65%, due 3/01/31
     250   Yakima-Tieton Irrigation District Revenue                     261
           6.20%, due 6/01/19 [FSA]

 West Virginia--3.0%
  15,000   West Virginia State Hospital Finance Authority             15,645
           (Charleston Area Medical Center) Series A
           6.75%, due 9/01/30
                                                                    --------
 TOTAL MUNICIPAL BONDS                                               513,976
                                                                    --------

 CASH EQUIVALENTS--1.8%

   9,566 Federated Tax-Exempt Money Market Fund, Inc.                  9,566
                                                                    --------
 TOTAL CASH EQUIVALENTS                                                9,566
                                                                    --------
 TOTAL INVESTMENTS--99.0%                                            523,542

 Other Assets, less Liabilities                                        6,005
                                                                    --------
 NET ASSETS                                                         $529,547
                                                                    ========

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   Municipal Bond Investors Assurance Corp. [MBIA]                      22.7%
   Financial Guaranty Insurance Corp. [FGIC]                            12.4
   AMBAC Indemnity Corp. [AMBAC]                                         5.1
   Financial Security Assurance, Inc. [FSA]                              2.7
   Texas Permanent School Fund [PSF]                                     3.3
                                                                        ----
                                                                        46.2%
                                                                        ====

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Report From the Fund Manager
SAFECO Money Market Fund
As of June 30, 2001


[PHOTO] Lesley Fox

The SAFECO Money Market Fund outperformed its peer funds for the six and twelve months ending June 30, 2001. The Fund's returns were 2.34% and 5.46% respectively. Lipper money fund averages for the same periods were 2.23% and 5.26%, respectively. The Fund's 12-month return was also higher than the 3.2% year-over-year increase in the Consumer Price Index.

The six cuts in the Federal Funds overnight rate this year have significantly lowered money market rates. However, our Fund continued to benefit by the relatively high yields of longer securities we purchased in 2000 and by its higher-yielding split-rated paper (commercial paper with at least two top ratings but one or more second-tier ratings).

Maintaining a longer-than-average maturity also helped the fund outperform. During the period, the money market yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) overcame its inversion to become slightly positively sloped. When the curve normalized, I made selective purchases in the 12- to 13-month area. This kept our average maturity somewhat longer than comparable money market funds. We were 65 days at June 30, compared to approximately 59 days for the average fund according to IBC Donoghue.

At June 30, net assets were 36% in floating-rate notes (of those notes 25% were weekly-reset floating rate securities) and 64% in fixed-rate securities. I continue to favor fixed-rate notes over floating-rate notes, as the floaters continue to reset at lower rates.

We will continue to lock in longer, higher rates as we can. Although they are likely nearing the end of this easing cycle, the Fed may ease again before the end of 2001.

Lesley Fox

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Ms. Fox earned her MBA, Finance, at George Washington University.

Performance Overview & Highlights
------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001           Six Month*    1 Year    5 Year   10 Year
------------------------------------------------------------------------------
SAFECO Money Market Fund Class A         2.34%       5.47%     5.05%    4.47%
SAFECO Money Market Fund Class B         2.34%       5.49%     5.02%    4.46%
SAFECO Money Market Fund Class C         2.34%       5.43%     5.01%    4.45%
Lipper, Inc. (Money Market Funds)        2.23%       5.26%     4.97%    4.54%
* Not Annualized
------------------------------------------------------------------------------
Weighted Average Maturity.............  65 Days

Portfolio of Investments
SAFECO Money Market Fund
As of June 30, 2001
(Unaudited)


                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 COMMERCIAL PAPER--36.4%

 Automobile Manufacturers--2.3%
 $ 2,000   Hyundai Motors Co., Ltd.                                  $ 1,995
           3.80%, due 7/23/01
   3,600   Hyundai Motors Co., Ltd.                                    3,596
           3.92%, due 7/13/01

 Banks--5.0%
  11,900   UBS Finance, Inc.                                          11,900
           4.14%, due 7/02/01

 Consumer Finance--5.0%
   6,000   Cafco                                                       5,982
           3.72%, due 7/31/01
   6,000   Dorada Finance, Inc.                                        5,971
           4.00%, due 8/14/01

 Diversified Financial Services--16.6%
   6,000   Apreco, Inc.                                                5,977
           4.01%, due 8/06/01
  11,900   BP Amoco Capital                                           11,900
           4.14%, due 7/02/01
   5,000   General Electric Capital Corp.                              4,998
           3.95%, due 7/05/01
   5,000   Moat Funding LLC                                            4,989
           3.80%, due 7/23/01
  11,900   Receivables Capital Corp.                                  11,878
           3.77%, due 7/20/01

 Household Appliances--2.1%
   5,000   Stanley Works, Inc.                                         4,987
           3.74%, due 7/27/01

 Real Estate Management & Development--2.5%
   6,000   Homeside Lending, Inc.                                      5,999
           4.10%, due 7/03/01

 Trucking--2.9%
   2,000   Cooperative Association of Tractor Dealers                  1,995
           3.78%, due 7/27/01
   5,000   Cooperative Association of Tractor Dealers                  4,928
           4.00%, due 11/09/01
                                                                      ------
 TOTAL COMMERCIAL PAPER                                               87,095
                                                                      ------

 CORPORATE BONDS--43.7%

 Banks--0.8%
   1,000   Boatmen's Bancshares                                        1,009
           9.25%, due 11/01/01
   1,000   First Chicago                                               1,010
           9.25%, due 11/15/01

 Brewers--1.7%
   3,980   New Belgium Brewery Co.                                     3,980
           3.95%, due 7/01/15 Put Date 7/05/01

 Consumer Finance--18.6%
   2,500   Countrywide Funding Corp.                                   2,502
           7.72%, due 8/09/01
   5,450   Countrywide Funding Corp.                                   5,667
           8.25%, due 7/15/02
   3,800   Countrywide Home Loans, Inc.                                3,813
           6.58%, due 9/21/01
   6,000 # Dorada Finance, Inc. (144A)                                 6,000
           7.10%, due 7/24/01 (aquired 7/19/00)
   5,000   Ford Motor Credit Co.                                       5,004
           5.125%, due 10/15/01
   5,000   Ford Motor Credit Co.                                       5,023
           7.00%, due 9/25/01
   2,000   Ford Motor Credit Co.                                       2,040
           8.20%, due 2/15/02
   4,000   General Motors Acceptance Corp.                             4,001
           5.56875%, due 11/30/01
   7,000   General Motors Acceptance Corp.                             7,057
           6.75%, due 2/07/02
   1,000   General Motors Acceptance Corp.                             1,018
           9.625%, due 12/15/01
   2,500   MBNA American Bank                                          2,500
           4.49875%, due 8/07/01

 Diversified Financial Services--13.5%
   4,800   CIT Group, Inc.                                             4,786
           5.50%, due 10/15/01
   7,000   CIT Group, Inc.                                             7,134
           6.50%, due 6/14/02
   1,100   Donaldson Lufkin & Jenrette, Inc.                           1,109
           5.875%, due 4/01/02
   8,000 # Goldman Sachs Group, Inc. (144A)                            8,000
           4.16%, due 7/15/02 (acquired 6/15/01)
   4,000   Lehman Brothers Holdings, Inc.                              4,107
           8.875%, due 3/01/02
   1,500   Merrill Lynch & Co., Inc. (Series B)                        1,498
           6.07%, due 10/15/01
   2,840   Merrill Lynch Mortgage Investors, Inc.                      2,840
           6.68%, due 11/27/01
   2,750 # Textron Financial Corp. (144A)                              2,770
           5.84%, due 2/19/02 (aquired 4/27/00)

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Portfolio of Investments
SAFECO Money Market Fund
As of June 30, 2001
(Unaudited)

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 General Merchandise Stores--3.3%
 $ 8,000 Racetrac Capital, LLC                                         $  8,000
         3.82%, due 4/01/18 Put Date 7/04/01

 Hotels--1.2%
   2,905 Smuggler's Notch Management Co. 3.95%, due 9/01/15 Put Date      2,905
         7/05/01

 Life & Health Insurance--4.6%
  11,000 First Allamerica Financial                                      11,000
         4.37875%, due 8/05/04 Put Date 8/05/01
                                                                       --------
 TOTAL CORPORATE BONDS                                                  104,772
                                                                       --------


 MUNICIPAL BONDS--19.1%

 Diversified Commercial Services--0.8%
   2,000 Wake Forest University                                           2,000
         3.82%, due 7/01/17 Put Date 7/04/01

 Health Care Distributors & Services--3.5%
   8,100 New Hampshire Business Finance Authority Revenue                 8,100
         3.85%, due 6/01/28 Put Date 7/05/01

 Hotels--1.6%
   3,885 Tenderfoot Seasonal Housing Facilities Revenue                   3,885
         3.801%, due 7/01/35 Put Date 7/05/01

 Homebuilding--4.1%
   1,000 Breckenridge Terrace LLC Tax Revenue 3.8013%, due 5/01/39        1,000
         Put Date 7/05/01
   2,000 Eagle County Colorado Housing Facilities Revenue                 2,000
         3.801%, due 5/01/39 Put Date 7/02/01
   6,833 Summer Station Apartments, LLC 3.82%, due 6/01/19 Put Date       6,833
         7/04/01

 Managed Health Care--9.2%
  3,650  Maryland Health and Higher Education Facilities Authority        3,650
         Revenue (University of Maryland Medical System)
         3.85%, due 7/01/29 Put Date 7/02/01
  6,120  Maryland Health and Higher Education Facilities Authority        6,120
         Revenue 3.85%, due 1/01/28 Put Date 7/04/01
  5,000  Presbyterian Homes & Services                                    5,000
         3.85%, due 12/01/28 Put Date 7/05/01
  7,300  Village Green Finance Co.                                        7,300
         3.82%, due 11/01/22 Put Date 7/04/01
                                                                       --------
 TOTAL MUNICIPAL BONDS                                                   45,888
                                                                       --------

 CASH EQUIVALENTS--0.3%

 Investment Companies
    663  AIM Short-Term Investments Co. Liquid Assets Money Market          663
         Portfolio (Institutional Shares)
                                                                       --------
 TOTAL CASH EQUIVALENTS                                                     663
                                                                       --------
 TOTAL INVESTMENTS--99.5%                                               238,419
                                                                       --------

 Other Assets, less Liabilities                                           1,014
                                                                       --------
 NET ASSETS                                                            $239,433
                                                                       ========

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/01. These rates change periodically based on specified market rate or indices.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $16,770,204 and the total value is 7.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities
As of June 30, 2001
(Unaudited)

                                                              SAFECO
                                                              Growth     SAFECO
                                                       Opportunities     Equity
 -(In Thousands, Except Per-Share Amounts)-                     Fund       Fund
-------------------------------------------------------------------------------
 Assets
   Investments, at Cost                                     $795,376 $  927,759
                                                            ======== ==========
   Investments, at Value
     Unaffiliated Issuers                                   $584,045 $1,265,542
     Affiliated Issuers                                      322,340          -
                                                            -------- ----------
       Total Investments at Value                            906,385  1,265,542
 Cash                                                              -          -
 Collateral for Securities Loaned, at Fair Value             101,118          -
 Receivables:
   Investment Securities Sold                                      -          -
   Trust Shares Sold                                          10,890         48
   Dividends and Interest                                        255        593
   Forward Currency Contracts Open, Net                            -          -
   From Advisor                                                    -          -
 Deferred Organization Expense                                     -          -
                                                            -------- ----------
       Total Assets                                          917,530  1,266,183
 Liabilities
 Payables:
   Investment Securities Purchased                               855          -
   Trust Shares Redeemed                                           -         16
   Payable Upon Return of Securities Loaned                  101,118          -
   Dividends                                                       -      1,770
   Investment Advisory Fees                                      459        698
   Accrued Expenses                                              254        366
                                                            -------- ----------
       Total Liabilities                                     102,686      2,850
                                                            -------- ----------
 Net Assets                                                 $915,962 $1,263,333
                                                            ======== ==========
   No-Load Class:
     Net Assets                                             $871,682 $1,204,019
     Trust Shares Outstanding                                 30,947     62,525
                                                            -------- ----------
     Net Asset Value, Offering Price, and Redemption
      Price Per Share                                       $  28.17 $    19.26
                                                            ======== ==========
   Class A:
     Net Assets                                             $ 28,768 $   40,875
     Trust Shares Outstanding                                  1,031      2,119
                                                            -------- ----------
     Net Asset Value and Redemption Price Per Share         $  27.91 $    19.29
                                                            ======== ==========
     Maximum Offering Price Per Share (Net Asset Value
      Plus Sales Charge of 5.75%)                           $  29.61 $    20.47
                                                            ======== ==========
   Class B:
     Net Assets                                             $ 15,327 $   18,288
     Trust Shares Outstanding                                    570        965
                                                            -------- ----------
     Net Asset Value and Offering Price Per Share           $  26.88 $    18.95
                                                            ======== ==========
   Class C:
     Net Assets                                             $    185 $      151
     Trust Shares Outstanding                                      7          8
                                                            -------- ----------
     Net Asset Value and Offering Price Per Share           $  26.86 $    18.98
                                                            ======== ==========
-------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001, Unlimited Shares
    Authorized)                                             $798,819 $  925,999
   Distributable Earnings                                    117,143    337,334
                                                            -------- ----------
 Net Assets                                                 $915,962 $1,263,333
                                                            ======== ==========
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                         SAFECO
                                                       Dividend    SAFECO        SAFECO   SAFECO        SAFECO      SAFECO
                                                         Income Northwest International Balanced Small Company  U.S. Value
 -(In Thousands, Except Per-Share Amounts)-                Fund      Fund    Stock Fund     Fund    Value Fund        Fund
--------------------------------------------------------------------------------------------------------------------------
 Assets
   Investments, at Cost                                $157,463  $ 86,699       $25,375  $17,796       $26,497      $8,478
                                                       ========  ========       =======  =======       =======      ======
   Investments, at Value
     Unaffiliated Issuers                              $195,256  $111,267       $28,522  $18,785       $28,826      $9,304
     Affiliated Issuers                                       -         -             -        -           684           -
                                                       --------  --------       -------  -------       -------      ------
       Total Investments at Value                       195,256   111,267        28,522   18,785        29,510       9,304
 Cash                                                         -         -         3,142        -             -           -
 Collateral for Securities Loaned, at Fair Value          5,645
 Receivables:                                                         212         1,336       60           341          60
   Investment Securities Sold                                 -         -           885        -             -           -
   Trust Shares Sold                                          -    19,462             -    1,531         5,437       1,101
   Dividends and Interest                                   439        50            97      116            61          13
   Forward Currency Contracts Open, Net                       -         -            16        -             -           -
   From Advisor                                               -        14            36        5            10           6
 Deferred Organization Expense                                -         -             -        -             -           3
                                                       --------  --------       -------  -------       -------      ------
       Total Assets                                     195,695   111,543        34,034   18,966        29,922       9,386
 Liabilities
 Payables:
   Investment Securities Purchased                            -         -             -       85             -          41
   Trust Shares Redeemed                                      -         4             2        -             2           -
   Payable Upon Return of Securities Loaned               5,645    19,462             -    1,531         5,437       1,101
   Dividends                                                620         -             -      128             -          25
   Investment Advisory Fees                                 119        65            26       11            19           6
   Accrued Expenses                                          77        60            49       25            31          20
                                                       --------  --------       -------  -------       -------      ------
       Total Liabilities                                  6,461    19,591            77    1,780         5,489       1,193
                                                       --------  --------       -------  -------       -------      ------
 Net Assets                                            $194,879  $111,414       $33,957  $18,717       $29,870      $9,294
                                                       ========  ========       =======  =======       =======      ======
   No-Load Class:
     Net Assets                                        $192,508  $ 98,611       $31,369  $14,853       $27,570      $8,456
     Trust Shares Outstanding                             9,953     4,778         2,671    1,265         2,021         742
                                                       --------  --------       -------  -------       -------      ------
     Net Asset Value, Offering Price, and Redemption
      Price Per Share                                  $  19.34  $  20.64       $ 11.74  $ 11.74       $ 13.64      $11.40
                                                       ========  ========       =======  =======       =======      ======
   Class A:
     Net Assets                                        $    922  $  6,222       $ 1,314  $ 1,878       $   980      $  301
     Trust Shares Outstanding                                47       306           113      160            73          27
                                                       --------  --------       -------  -------       -------      ------
     Net Asset Value and Redemption Price Per Share    $  19.44  $  20.31       $ 11.64  $ 11.77       $ 13.41      $11.39
                                                       ========  ========       =======  =======       =======      ======
     Maximum Offering Price Per Share (Net Asset Value
      Plus Sales Charge of 5.75%)                      $  20.63  $  21.55       $ 12.35  $ 12.49       $ 14.23      $12.08
                                                       ========  ========       =======  =======       =======      ======
   Class B:
     Net Assets                                        $  1,342  $  6,475       $ 1,191  $ 1,986       $ 1,320      $  537
     Trust Shares Outstanding                                69       330           105      169           102          47
                                                       --------  --------       -------  -------       -------      ------
     Net Asset Value and Offering Price Per Share      $  19.47  $  19.65       $ 11.34  $ 11.75       $ 12.91      $11.33
                                                       ========  ========       =======  =======       =======      ======
   Class C:
     Net Assets                                        $    107  $    106       $    83        -             -           -
     Trust Shares Outstanding                                 6         5             7
                                                       --------  --------       -------
     Net Asset Value and Offering Price Per Share      $  19.51  $  19.65       $ 11.33
                                                       ========  ========       =======
--------------------------------------------------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001, Unlimited Shares
    Authorized)                                        $156,739  $ 92,048       $33,349  $17,791       $34,263      $8,607
   Distributable Earnings                                38,140    19,366           608      926        (4,393)        687
                                                       --------  --------       -------  -------       -------      ------
 Net Assets                                            $194,879  $111,414       $33,957  $18,717       $29,870      $9,294
                                                       ========  ========       =======  =======       =======      ======
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities
As of June 30, 2001
(Unaudited)

                                                                        SAFECO
                                                     SAFECO  Intermediate-Term
                                                 High-Yield      U.S. Treasury
 -(In Thousands, Except Per-Share Amounts)-       Bond Fund               Fund
------------------------------------------------------------------------------
 Assets
   Investments, at Cost                            $ 52,205            $21,373
                                                   ========            =======
   Investments, at Value                           $ 49,024            $21,538
 Collateral for Securities Loaned, at Fair
  Value                                               9,743                  -
 Receivables:
   Investment Securities Sold                         1,657                  -
   Trust Shares Sold                                     12                  -
   Interest                                           1,182                409
   Receivable From Advisor                                8                  5
                                                   --------            -------
       Total Assets                                  51,883             21,952
 Liabilities
 Payables:
   Investment Securities Purchased                      801                  -
   Payable Upon Return of Securities Loaned           9,743                  -
   Dividends                                            430                 85
   Investment Advisory Fees                              29                 11
   Accrued Expenses                                      40                 21
                                                   --------            -------
       Total Liabilities                             11,043                117
                                                   --------            -------
 Net Assets                                        $ 50,583            $21,835
                                                   ========            =======
  No-Load Class:
     Net Assets                                    $ 48,522            $19,887
     Trust Shares Outstanding                         7,158              1,905
                                                   --------            -------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                   $   6.78            $ 10.44
                                                   ========            =======
  Class A:
     Net Assets                                    $  1,004            $ 1,133
     Trust Shares Outstanding                           148                108
                                                   --------            -------
     Net Asset Value and Redemption Price Per
      Share                                        $   6.78            $ 10.45
                                                   ========            =======
     Maximum Offering Price Per Share (Net Asset
      Value Plus Sales Charge of 4.5%)             $   7.10            $ 10.94
                                                   ========            =======
  Class B:
     Net Assets                                    $    961            $   815
     Trust Shares Outstanding                           142                 78
                                                   --------            -------
     Net Asset Value and Offering Price Per Share  $   6.78            $ 10.45
                                                   ========            =======
  Class C:
     Net Assets                                    $     96                  -
     Trust Shares Outstanding                            14
                                                   --------
     Net Asset Value and Offering Price Per Share  $   6.78
                                                   ========
------------------------------------------------------------------------------
 Analysis of Net Assets:
     Paid in Capital (Par Value $.001, Unlimited
      Shares Authorized)                           $ 68,080            $21,809
     Distributable Earnings                         (17,497)                26
                                                   --------            -------
 Net Assets                                        $ 50,583            $21,835
                                                   ========            =======
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                   SAFECO               SAFECO                              SAFECO
                                                    SAFECO        Managed           California             SAFECO            Money
                                                      GNMA           Bond      Tax-Free Income          Municipal           Market
 -(In Thousands, Except Per-Share Amounts)-           Fund           Fund                 Fund          Bond Fund             Fund
----------------------------------------------------------------------------------------------------------------------------------
 Assets
   Investments, at Cost                            $42,765         $8,073              $82,848           $474,312         $238,419
                                                   =======         ======              =======           ========         ========
   Investments, at Value                           $43,569         $8,133              $88,880           $523,542         $238,419
 Collateral for Securities Loaned, at Fair
  Value                                                  -            325                    -                  -                -
 Receivables:
   Investment Securities Sold                            -              -                    -                  -                -
   Trust Shares Sold                                     -              -                    -                 10                -
   Interest                                            275            110                1,391              8,497            1,948
   Receivable From Advisor                               3             10                    -                  -               35
                                                   -------         ------              -------           --------         --------
       Total Assets                                 43,847          8,253               90,271            532,049          240,402
 Liabilities
 Payables:
   Investment Securities Purchased                   2,444              -                    -                  -                -
   Payable Upon Return of Securities Loaned              -            325                    -                  -                -
   Dividends                                           205             38                  345              2,240              764
   Investment Advisory Fees                             20              3                   39                214              101
   Accrued Expenses                                     25             19                   28                 48              104
                                                   -------         ------              -------           --------         --------
       Total Liabilities                             2,694            385                  412              2,502              969
                                                   -------         ------              -------           --------         --------
 Net Assets                                        $41,153         $8,193              $89,859           $529,547         $239,433
                                                   =======         ======              =======           ========         ========
  No-Load Class:
     Net Assets                                    $40,866         $6,623              $88,008           $527,294         $233,648
     Trust Shares Outstanding                        4,344            795                7,163             37,573          233,648
                                                   -------         ------              -------           --------         --------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                   $  9.41         $ 8.33              $ 12.29           $  14.03         $   1.00
                                                   =======         ======              =======           ========         ========
  Class A:
     Net Assets                                    $   146         $  716              $   632           $  1,105         $  4,538
     Trust Shares Outstanding                           15             86                   52                 79            4,538
                                                   -------         ------              -------           --------         --------
     Net Asset Value and Redemption Price Per
      Share                                        $  9.41         $ 8.32              $ 12.30           $  14.04         $   1.00
                                                   =======         ======              =======           ========         ========
     Maximum Offering Price Per Share (Net Asset
      Value Plus Sales Charge of 4.5%)             $  9.85         $ 8.71              $ 12.88           $  14.70         $      -
                                                   =======         ======              =======           ========         ========
  Class B:
     Net Assets                                    $   141         $  854              $ 1,219           $  1,148         $  1,137
     Trust Shares Outstanding                           15            103                   99                 82            1,137
                                                   -------         ------              -------           --------         --------
     Net Asset Value and Offering Price Per Share  $  9.41         $ 8.31              $ 12.29           $  14.02         $   1.00
                                                   =======         ======              =======           ========         ========
  Class C:
     Net Assets                                          -              -                    -                  -         $    110
     Trust Shares Outstanding                                                                                                  110
                                                                                                                          --------
     Net Asset Value and Offering Price Per Share                                                                         $   1.00
                                                                                                                          ========
----------------------------------------------------------------------------------------------------------------------------------
 Analysis of Net Assets:
     Paid in Capital (Par Value $.001, Unlimited
      Shares Authorized)                           $43,350         $8,428              $85,924           $482,573         $239,433
     Distributable Earnings                         (2,197)          (235)               3,935             46,974                -
                                                   -------         ------              -------           --------         --------
 Net Assets                                        $41,153         $8,193              $89,859           $529,547         $239,433
                                                   =======         ======              =======           ========         ========
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Six-Month Period Ended June 30, 2001
(Unaudited)

                                                   SAFECO              SAFECO
                                                   Growth    SAFECO  Dividend
                                            Opportunities    Equity    Income
 -(In Thousands)-                                    Fund      Fund      Fund
------------------------------------------------------------------------------
 Investment Income
   Dividends (Net of Foreign Taxes Withheld
    of $67 Thousand in the International
    Stock Fund)                                  $    247  $  8,297  $  2,557
   Interest                                         1,205     1,240       294
   Income from Securities Loaned, net                  24        21        12
                                                 --------  --------  --------
       Total Investment Income                      1,476     9,558     2,863
 Expenses
   Investment Advisory                              2,326     4,238       714
   Fund Accounting and Administration                 139       203        89
   Transfer Agent--No-Load                            909     1,399       215
                 --Class A                             37        66         2
                 --Class B                             19        29         2
   Shareholder Service--Class A                        31        53         1
                      --Class B                        16        23         2
   Distribution--Class B                               48        71         5
   Legal and Auditing                                  21        37        14
   Custodian                                           24        37         9
   Registration                                        24        31        21
   Reports to Shareholders                             63       129        22
   Trustees                                             5         8         4
   Loan Interest                                        1         -         -
   Other                                               25        26         1
                                                 --------  --------  --------
       Total Expenses Before Expense
        Reimbursement                               3,688     6,350     1,101
   Expense Reimbursement From Advisor--No-Load          -         -         -
                                     --Class A        (13)      (11)       (1)
                                     --Class B         (2)       (2)       (1)
                                                 --------  --------  --------
       Total Expenses After Expense
        Reimbursement                               3,673     6,337     1,099
                                                 --------  --------  --------
 Net Investment Income (Loss)                      (2,197)    3,221     1,764
 Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers          (25,689)     (380)      808
     Investments in Affiliated Issuers             34,069         -         -
     Foreign Currency Transactions                      -         -         -
   Net Realized Gain (Loss) on Investments              -         -         -
                                                 --------  --------  --------
       Total Net Realized Gain (Loss)               8,380      (380)      808
   Net Change in Unrealized Appreciation
    (Depreciation)                                162,688   (94,801)  (13,652)
                                                 --------  --------  --------
 Net Gain (Loss) on Investments and
  Foreign Currency                                171,068   (95,181)  (12,844)
                                                 --------  --------  --------
 Net Change in Net Assets Resulting from
  Operations                                     $168,871  $(91,960) $(11,080)
                                                 ========  ========  ========
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                           SAFECO        SAFECO
                                                   SAFECO              SAFECO           SAFECO              Small          U.S.
                                                Northwest       International         Balanced            Company         Value
 -(In Thousands)-                                    Fund          Stock Fund             Fund         Value Fund          Fund
--------------------------------------------------------------------------------------------------------------------------------
 Investment Income
   Dividends (Net of Foreign Taxes Withheld
    of $67 Thousand in the International
    Stock Fund)                                   $   447             $   403            $ 118             $  269         $  97
   Interest                                            93                  18              251                 67             9
   Income from Securities Loaned, net                  11                   -                1                  2             1
                                                  -------             -------            -----             ------         -----
       Total Investment Income                        551                 421              370                338           107
 Expenses
   Investment Advisory                                389                 174               64                117            32
   Fund Accounting and Administration                  50                  16                8                 14             4
   Transfer Agent--No-Load                            143                  49               21                 42            10
                 --Class A                              9                   2                3                  1             -
                 --Class B                              9                   2                3                  2             1
   Shareholder Service--Class A                         8                   2                2                  1             -
                      --Class B                         8                   2                2                  1             1
   Distribution--Class B                               23                   5                7                  5             2
   Legal and Auditing                                  12                  11               11                 11            11
   Custodian                                            7                  48                3                  7             2
   Registration                                        25                  21               11                 12            12
   Reports to Shareholders                             18                   7                5                  8             1
   Trustees                                             4                   4                4                  3             3
   Loan Interest                                        -                  10                -                 11             -
   Other                                                8                  11                1                  1             3
                                                  -------             -------            -----             ------         -----
       Total Expenses Before Expense
        Reimbursement                                 713                 364              145                236            82
   Expense Reimbursement From Advisor--No-Load        (52)                (92)             (23)               (35)          (25)
                                     --Class A         (6)                 (5)              (4)                (2)           (2)
                                     --Class B         (5)                 (5)              (4)                (2)           (2)
                                                  -------             -------            -----             ------         -----
       Total Expenses After Expense
        Reimbursement                                 650                 262              114                197            53
                                                  -------             -------            -----             ------         -----
 Net Investment Income (Loss)                         (99)                159              256                141            54
 Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers           (4,925)             (2,452)             342               (980)          118
     Investments in Affiliated Issuers                  -                   -                -                  -             -
     Foreign Currency Transactions                      -                  64                -                  -             -
   Net Realized Gain (Loss) on Investments              -                   -                -                  -             -
                                                  -------             -------            -----             ------         -----
       Total Net Realized Gain (Loss)              (4,925)             (2,388)             342               (980)          118
   Net Change in Unrealized Appreciation
    (Depreciation)                                  1,252              (3,330)            (834)             4,674          (569)
                                                  -------             -------            -----             ------         -----
 Net Gain (Loss) on Investments and
  Foreign Currency                                 (3,673)             (5,718)            (492)             3,694          (451)
                                                  -------             -------            -----             ------         -----
 Net Change in Net Assets Resulting from
  Operations                                      $(3,772)            $(5,559)           $(236)            $3,835         $(397)
                                                  =======             =======            =====             ======         =====
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Six-Month Period Ended June 30, 2001
(Unaudited)

                                                                   SAFECO
                                                            Intermediate-
                                                    SAFECO           Term
                                                High-Yield  U.S. Treasury
 -(In Thousands)-                                Bond Fund           Fund
--------------------------------------------------------------------------
 Investment Income
   Dividends                                       $   121          $   -
   Interest                                          2,930            602
   Income from Securities Loaned, net                    4              -
                                                   -------          -----
     Total Investment Income                         3,055            602
 Expenses
   Investment Advisory                                 200             58
   Fund Accounting and Administration                   28             10
   Transfer Agent--No-Load                              65             17
                 --Class A                               2              1
                 --Class B                               2              1
   Shareholder Service--Class A                          1              1
                      --Class B                          1              1
   Distribution--Class B                                 4              3
   Legal and Auditing                                   11             11
   Custodian                                             5              2
   Registration                                         20             14
   Reports to Shareholders                              10              3
   Trustees                                              4              4
   Loan Interest                                         9              -
   Other                                                 2              2
                                                   -------          -----
     Total Expenses Before Expense Reimbursement       364            128
   Expense Reimbursement From Advisor--No-Load         (22)           (19)
                                     --Class A          (1)            (2)
                                     --Class B          (1)            (1)
                                                   -------          -----
     Total Expenses After Expense Reimbursement        340            106
                                                   -------          -----
 Net Investment Income (Loss)                        2,715            496
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
   Net Realized Gain (Loss) from:
    Investments in Unaffiliated Issuers
    Investments in Affiliated Issuers
    Foreign Currency Transactions
   Net Realized Gain (Loss) on Investments          (8,025)           462
                                                   -------          -----
     Total Net Realized Gain (Loss)
   Net Change in Unrealized Appreciation
    (Depreciation)                                   4,507           (556)
                                                   -------          -----
 Net Gain (Loss) on Investments and Foreign
  Currency                                          (3,518)           (94)
                                                   -------          -----
 Net Change in Net Assets Resulting from
  Operations                                       $  (803)         $ 402
                                                   =======          =====
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   SAFECO
                                                                 SAFECO        California                              SAFECO
                                                 SAFECO         Managed          Tax-Free             SAFECO            Money
                                                   GNMA            Bond            Income          Municipal           Market
 -(In Thousands)-                                  Fund            Fund              Fund          Bond Fund             Fund
---------------------------------------------------------------------------------------------------------------------------------
 Investment Income
   Dividends                                      $    -         $  -           $     -             $     -             $    -
   Interest                                        1,378          258             2,457              14,263              6,649
   Income from Securities Loaned, net                  -            -                 -                   -                  -
                                                  ------         ----           -------             -------             ------
     Total Investment Income                       1,378          258             2,457              14,263              6,649
 Expenses
   Investment Advisory                               109           20               230               1,206                607
   Fund Accounting and Administration                 18            4                41                 120                 94
   Transfer Agent--No-Load                            31            7                36                 135                323
                 --Class A                             -            1                 -                   1                  7
                 --Class B                             -            1                 1                   1                  2
   Shareholder Service--Class A                        -            1                 1                   1                  -
                      --Class B                        -            1                 1                   1                  -
   Distribution--Class B                               -            3                 4                   3                  -
   Legal and Auditing                                 11           11                14                   9                 14
   Custodian                                           3            2                 6                  19                 11
   Registration                                       17           14                 3                  18                 37
   Reports to Shareholders                             4            3                 5                  15                 39
   Trustees                                            4            3                 4                   6                  4
   Loan Interest                                       -            -                 8                   -                  -
   Other                                               4            3                 5                  62                 15
                                                  ------         ----           -------             -------             ------
     Total Expenses Before Expense Reimbursement     201           74               359               1,597              1,153
   Expense Reimbursement From Advisor--No-Load       (13)         (26)                -                   -               (174)
                                     --Class A         -           (3)                -                   -                 (6)
                                     --Class B         -           (4)                -                   -                 (1)
                                                  ------         ----           -------             -------             ------
     Total Expenses After Expense Reimbursement      188           41               359               1,597                972
                                                  ------         ----           -------             -------             ------
 Net Investment Income (Loss)                      1,190          217             2,098              12,666              5,677
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
   Net Realized Gain (Loss) from:
    Investments in Unaffiliated Issuers
    Investments in Affiliated Issuers
    Foreign Currency Transactions
   Net Realized Gain (Loss) on Investments           106           60               505                 337                  -
                                                  ------         ----           -------             -------             ------
     Total Net Realized Gain (Loss)
   Net Change in Unrealized Appreciation
    (Depreciation)                                   117          (41)           (1,760)              1,787                  -
                                                  ------         ----           --------            -------             ------

 Net Gain (Loss) on Investments and Foreign
  Currency                                           223           19            (1,255)              2,124                  -
                                                  ------         ----           -------             -------             ------
 Net Change in Net Assets Resulting from
  Operations                                      $1,413         $236           $   843             $14,790             $5,677
                                                  ======         ====           =======             =======             ======
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets
(Unaudited)

                                 SAFECO Growth                  SAFECO     SAFECO Dividend
                            Opportunities Fund             Equity Fund         Income Fund
                            ----------------------------------------------------------------
 -(In Thousands)-              2001*     2000**       2001*      2000**     2001*    2000**
--------------------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                  $ (2,197) $  (5,913) $    3,221  $    9,572  $  1,764  $  4,356
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency
    Transactions               8,380     31,449        (380)     43,098       808      (460)
   Net Change in Unrealized
    Appreciation
    (Depreciation)           162,688     51,687     (94,801)   (265,174)  (13,652)  (23,933)
                            --------  ---------  ----------  ----------  --------  --------
   Net Change in Net Assets
    Resulting from
    Operations               168,871    (26,151)    (91,960)   (212,504)  (11,080)  (20,037)
 Distributions to
  Shareholders from:
   Net Investment Income
      No-Load Class                -          -      (3,235)     (9,490)   (1,741)   (4,325)
      Class A                      -          -         (30)       (104)       (7)      (21)
      Class B                      -          -           -           -        (5)      (14)
      Class C                      -          -           -           -         -        (1)
   Net Realized Gain on
    Investments
      No-Load Class                -          -           -     (40,950)        -         -
      Class A                      -          -           -      (1,539)        -         -
      Class B                      -          -           -        (586)        -         -
      Class C                      -          -           -          (4)        -         -
                            --------  ---------  ----------  ----------  --------  --------
          Total                    -          -      (3,265)    (52,673)   (1,753)   (4,361)
 Net Trust Share
  Transactions                71,003   (155,036)   (134,909)   (478,540)  (12,064)  (63,774)
                            --------  ---------  ----------  ----------  --------  --------
 Total Change in Net
  Assets                     239,874   (181,187)   (230,134)   (743,717)  (24,897)  (88,172)
 Net Assets at Beginning
  of Period                  676,088    857,275   1,493,467   2,237,184   219,776   307,948
                            --------  ---------  ----------  ----------  --------  --------
 Net Assets at End of
  Period                    $915,962  $ 676,088  $1,263,333  $1,493,467  $194,879  $219,776
                            ========  =========  ==========  ==========  ========  ========
--------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income          $      -  $       -  $    3,265  $    9,594  $  1,753  $  4,361
   Long-term Capital Gains         -          -           -      43,079         -         -
                            --------  ---------  ----------  ----------  --------  --------
   Total                    $      -  $       -  $    3,265  $   52,673  $  1,753  $  4,361
                            ========  =========  ==========  ==========  ========  ========
--------------------------------------------------------------------------------------------

*   For the six-month period ended June 30, 2001.
**  For the year ended December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      SAFECO
                                              SAFECO           International                   SAFECO
                                      Northwest Fund              Stock Fund            Balanced Fund
                                  ---------------------------------------------------------------------
 -(In Thousands)-                     2001*     2000**        2001*     2000**         2001*     2000**
-------------------------------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                         $    (99)  $   (704)     $   159   $    77        $   256   $   522
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency
    Transactions                     (4,925)      (178)      (2,388)    1,997            342      (400)
   Net Change in Unrealized
    Appreciation
    (Depreciation)                    1,252    (25,724)      (3,330)   (6,025)          (834)      593
                                   --------   --------      -------   -------        -------   -------
   Net Change in Net Assets
    Resulting from
    Operations                       (3,772)   (26,606)      (5,559)   (3,951)          (236)      715
 Distributions to
  Shareholders from:
   Net Investment Income
      No-Load Class                       -          -            -      (196)          (212)     (432)
      Class A                             -          -            -        (5)           (24)      (53)
      Class B                             -          -            -         -            (19)      (39)
      Class C                             -          -            -         -              -         -
   Net Realized Gain on
    Investments
      No-Load Class                       -          -            -    (1,841)             -         -
      Class A                             -          -            -       (80)             -         -
      Class B                             -          -            -       (83)             -         -
      Class C                             -          -            -        (5)             -         -
                                   --------    -------      -------   -------        -------   -------
          Total                           -          -            -    (2,210)          (255)     (524)
 Net Trust Share
  Transactions                       (6,100)    40,742        3,485     2,618            699    (4,816)
                                   --------   --------      -------   -------        -------   -------
 Total Change in Net
  Assets                             (9,872)    14,136       (2,074)   (3,543)           208    (4,625)
 Net Assets at Beginning
  of Period                         121,286    107,150       36,031    39,574         18,509    23,134
                                   --------  --------      -------   -------        -------   -------
 Net Assets at End of
  Period                           $111,414   $121,286      $33,957   $36,031        $18,717   $18,509
                                   ========   ========      =======   =======        =======   =======
--------------------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income                 $      -   $      -      $     -   $   201        $   255   $   524
   Long-term Capital Gains                -          -            -     2,009              -         -
                                   --------   --------      -------   -------        -------   -------
   Total                           $      -   $      -      $     -   $ 2,210        $   255   $   524
                                   ========   ========      =======   =======        =======   =======
--------------------------------------------------------------------------------------------------------

                                        SAFECO Small
                                       Company Value             SAFECO U.S.
                                                Fund              Value Fund
                                   -------------------------------------------
 -(In Thousands)-                     2001*     2000**        2001*     2000**
------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                         $   141   $   (50)       $   54    $    96
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency
    Transactions                      (980)    3,594           118       (256)
   Net Change in Unrealized
    Appreciation
    (Depreciation)                   4,674    (5,605)         (569)       187
                                   -------   -------        ------    -------
   Net Change in Net Assets
    Resulting from
    Operations                       3,835    (2,061)         (397)        27
 Distributions to
  Shareholders from:
   Net Investment Income
      No-Load Class                      -         -           (52)       (92)
      Class A                            -         -            (1)        (3)
      Class B                            -         -            (1)        (1)
      Class C                            -         -             -          -
   Net Realized Gain on
    Investments
      No-Load Class                      -         -             -          -
      Class A                            -         -             -          -
      Class B                            -         -             -          -
      Class C                            -         -             -          -
                                   -------   ------  -      ------    -------
          Total                          -         -           (54)       (96)
 Net Trust Share
  Transactions                       1,567    (4,131)          338     (1,507)
                                   -------   -------        ------    -------
 Total Change in Net
  Assets                             5,402    (6,192)         (113)    (1,576)
 Net Assets at Beginning
  of Period                         24,468    30,660         9,407     10,983
                                   -------   -------        ------    -------
 Net Assets at End of
  Period                           $29,870   $24,468        $9,294    $ 9,407
                                   =======   =======        ======    =======
------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income                 $     -   $     -        $   54    $    96
   Long-term Capital Gains               -         -             -          -
                                   -------   -------        ------    -------
   Total                           $     -   $     -        $   54    $    96
                                   =======   =======        ======    =======
------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets
(Unaudited)

                                SAFECO High-    SAFECO Intermediate-Term            SAFECO
                             Yield Bond Fund          U.S. Treasury Fund         GNMA Fund
                             ---------------------------------------------------------------
 -(In Thousands)-             2001*    2000**         2001*        2000**    2001*   2000**
--------------------------------------------------------------------------------------------
 Operations
   Net Investment Income    $ 2,715  $  5,387  $        496  $      1,055  $ 1,190  $ 2,379
   Net Realized Gain (Loss)
    on Investments           (8,025)   (4,090)          462          (320)     106     (656)
   Net Change in Unrealized
    Appreciation
    (Depreciation)            4,507    (5,011)         (556)        1,272      117    1,633
                            -------  --------  ------------  ------------  -------  -------
   Net Change in Net Assets
    Resulting from
    Operations                 (803)   (3,714)          402         2,007    1,413    3,356
 Distributions to
  Shareholders From:
   Net Investment Income
      No-Load Class          (2,655)   (5,184)         (456)         (974)  (1,192)  (2,371)
      Class A                   (51)     (107)          (24)          (50)      (3)      (4)
      Class B                   (40)      (91)          (14)          (31)      (4)      (4)
      Class C                    (4)       (5)            -             -        -        -
                            -------  --------  ------------  ------------  -------  -------
   Net Realized Gain on
    Investments
      No-Load Class               -         -             -             -        -        -
      Class A                     -         -             -             -        -        -
      Class B                     -         -             -             -        -        -
      Class C                     -         -             -             -        -        -
                            -------  --------  ------------  ------------  -------  -------
         Total               (2,750)   (5,387)         (494)       (1,055)  (1,199)  (2,379)
                            -------  --------  ------------  ------------  -------  -------
 Net Trust Share
  Transactions               (2,635)  (10,314)        1,219        (1,080)   3,131   (2,618)
                            -------  --------  ------------  ------------  -------  -------
 Total Change in Net
  Assets                     (6,188)  (19,415)        1,127          (128)   3,345   (1,641)
 Net Assets at Beginning
  of Period                  56,771    76,186        20,708        20,836   37,808   39,449
                            -------  --------  ------------  ------------  -------  -------
 Net Assets at End of
  Period                    $50,583  $ 56,771  $     21,835  $     20,708  $41,153  $37,808
                            =======  ========  ============  ============  =======  =======
--------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income          $ 2,750  $  5,387  $        494  $      1,055  $ 1,199  $ 2,379
   Tax-Exempt Income              -         -             -             -        -        -
   Long-term Capital Gains        -         -             -             -        -        -
                            -------  --------  ------------  ------------  -------  -------
       Total                $ 2,750  $  5,387  $        494  $      1,055  $ 1,199  $ 2,379
                            =======  ========  ============  ============  =======  =======
--------------------------------------------------------------------------------------------

*   For the six-month period ended June 30, 2001.
**  For the year ended December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                     SAFECO California
                              SAFECO Managed           Tax-Free Income         SAFECO Municipal            SAFECO Money
                                   Bond Fund                      Fund                Bond Fund             Market Fund
                             --------------------------------------------------------------------------------------------
 -(In Thousands)-             2001*     2000**          2001*    2000**         2001*     2000**         2001*    2000**
-------------------------------------------------------------------------------------------------------------------------
 Operations
   Net Investment Income      $   217  $    451        $  2,098  $  4,437       $ 12,666  $ 25,018       $  5,677  $ 13,599
   Net Realized Gain (Loss)
    on Investments                 60       (82)            505    (1,560)           337      (993)             -         -
   Net Change in Unrealized
    Appreciation
    (Depreciation)                (41)      440          (1,760)   12,908          1,787    39,147              -         -
                              -------  --------        --------  --------       --------  --------       --------  --------
   Net Change in Net Assets
    Resulting from
    Operations                    236       809             843    15,785         14,790    63,172          5,677    13,599
 Distributions to
  Shareholders From:
   Net Investment Income
      No-Load Class              (181)     (382)         (2,063)   (4,369)       (12,623)  (24,979)        (5,532)  (13,338)
      Class A                     (17)      (30)            (14)      (30)           (25)      (41)          (117)     (213)
      Class B                     (19)      (39)            (21)      (38)           (16)      (34)           (25)      (44)
      Class C                       -         -               -         -              -         -             (3)       (4)
                              -------  --------        --------  --------       --------  --------       --------  --------
   Net Realized Gain on
    Investments
      No-Load Class                 -         -               -         -              -         -              -         -
      Class A                       -         -               -         -              -         -              -         -
      Class B                       -         -               -         -              -         -              -         -
      Class C                       -         -               -         -              -         -              -         -
                              -------  --------        --------  --------       --------  --------       --------  --------
         Total                   (217)     (451)         (2,098)   (4,437)       (12,664)  (25,054)        (5,677)  (13,599)
                              -------  --------        --------  --------       --------  --------       --------  --------
 Net Trust Share
  Transactions                    933    (1,395)        (15,725)    8,170         25,852    (9,067)        (8,136)    7,110
                              -------  --------        --------  --------       --------  --------       --------  --------
 Total Change in Net
  Assets                          952    (1,037)        (16,980)   19,518         27,978    29,051         (8,136)    7,110
 Net Assets at Beginning
  of Period                     7,241     8,278         106,839    87,321        501,569   472,518        247,569   240,459
                              -------  --------        --------  --------       --------  --------       --------  --------
 Net Assets at End of
  Period                      $ 8,193  $  7,241        $ 89,859  $106,839       $529,547  $501,569       $239,433  $247,569
                              =======  ========        ========  ========       ========  ========       ========  ========
----------------------------------------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income            $   217  $    451        $      -  $      -       $      -  $     36       $  5,677  $ 13,599
   Tax-Exempt Income                -         -           2,098     4,437         12,664    25,018              -         -
   Long-term Capital Gains          -         -               -         -              -         -              -         -
                              -------  --------        --------  --------       --------  --------       --------  --------
       Total                  $   217  $    451        $  2,098  $  4,437       $ 12,664  $ 25,054       $  5,677  $ 13,599
                              =======  ========        ========  ========       ========  ========       ========  ========
----------------------------------------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                         Three-Month
 SAFECO Growth            Period Ended                                        Period Ended
 Opportunities Fund            June 30     For the Year Ended December 31      December 31
                          -------------------------------------------------------------------
 Class A                          2001       2000     1999     1998     1997          1996
---------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 22.16    $ 23.21  $ 22.66  $ 22.39  $ 16.97       $ 15.45
 Income (Loss) From
  Investment Operations
   Net Investment Loss           (0.11)     (0.25)   (0.19)   (0.05)   (0.02)        (0.02)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                5.86      (0.80)    0.74     1.05     8.44          1.77
                               -------    -------  -------  -------  -------       -------
   Total from Investment
    Operations                    5.75      (1.05)    0.55     1.00     8.42          1.75
 Less Distributions
   Distributions from
    Realized Gains                   -          -        -    (0.73)   (3.00)        (0.23)
                               -------    -------  -------  -------  -------       -------
 Net Asset Value at End
  of Period                    $ 27.91    $ 22.16  $ 23.21  $ 22.66  $ 22.39       $ 16.97
                               =======    =======  =======  =======  =======       =======
 Total Return+                  25.95%*    (4.52%)   2.43%    4.47%   49.61%        11.35%*
 Net Assets at End of
  Period (000's)               $28,768    $26,020  $27,597  $33,712  $ 4,076       $   187
 Ratios to Average Net
  Assets:
   Gross Expenses                1.41%**    1.49%    1.34%    1.00%    1.06%         1.12%**
   Net Expenses                  1.31%**    1.31%    1.23%    1.00%    1.06%         1.12%**
   Net Investment Income        (0.90%)**  (1.00%)  (0.80%)  (0.40%)  (0.33%)       (0.58%)**
 Portfolio Turnover Rate           60%**      63%      38%      55%      83%           83%**
---------------------------------------------------------------------------------------------
                             Six-Month                                         Three-Month
 SAFECO Growth            Period Ended                                        Period Ended
 Opportunities Fund            June 30     For the Year Ended December 31      December 31
                            -----------------------------------------------------------------
 Class B                          2001       2000     1999     1998     1997          1996
---------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 21.42    $ 22.57  $ 22.21  $ 22.19  $ 16.94       $ 15.45
 Income (Loss) From
  Investment Operations
   Net Investment Loss           (0.18)     (0.41)   (0.35)   (0.15)   (0.08)        (0.05)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                5.64      (0.74)    0.71     0.90     8.33          1.77
                               -------    -------  -------  -------  -------       -------
   Total from Investment
    Operations                    5.46      (1.15)    0.36     0.75     8.25          1.72
 Less Distributions
   Distributions from
    Realized Gains                   -          -        -    (0.73)   (3.00)        (0.23)
                               -------    -------  -------  -------  -------       -------
 Net Asset Value at End
  of Period                    $ 26.88    $ 21.42  $ 22.57  $ 22.21  $ 22.19       $ 16.94
                               =======    =======  =======  =======  =======       =======
 Total Return+                  25.49%*    (5.10%)   1.62%    3.38%   48.70%        11.15%*
 Net Assets at End of
  Period (000's)               $15,327    $12,391  $14,637  $15,569  $ 1,402       $   116
 Ratios to Average Net
  Assets:
   Gross Expenses                2.10%**    2.16%    2.24%    1.91%    1.88%         1.87%**
   Net Expenses                  2.06%**    2.06%    2.03%    1.91%    1.88%         1.87%**
   Net Investment Income        (1.67%)**  (1.71%)  (1.59%)  (1.28%)  (1.16%)       (1.38%)**
 Portfolio Turnover Rate           60%**      63%      38%      55%      83%           83%**
---------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month      Eight-Month
 SAFECO Growth            Period Ended     Period Ended
 Opportunities Fund            June 30    December 31++
                          --------------------------------
 Class C                          2001             2000
----------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 21.40          $ 23.34
 Income (Loss) From
  Investment Operations
   Net Investment Loss           (0.15)           (0.23)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                5.61            (1.71)
                               -------          -------
   Total from Investment
    Operations                    5.46            (1.94)
 Net Asset Value at End
  of Period                    $ 26.86          $ 21.40
                               =======          =======
 Total Return+                   25.46*          (8.27%)*
 Net Assets at End of
  Period (000's)               $   185          $   120
 Ratios to Average Net
  Assets:
   Expenses                      2.02%**          2.02%**
   Net Investment Loss          (1.63%)**        (1.71%)**
 Portfolio Turnover Rate           60%**            63%**
---------------------------------------------------------
                             Six-Month                                                Three-Month
                          Period Ended                                               Period Ended
 SAFECO Equity Fund            June 30          For the Year Ended December 31        December 31
                          -------------------------------------------------------------------------
 Class A                          2001             2000       1999     1998    1997          1996
---------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 20.68          $ 24.06    $ 23.27  $ 19.55  $16.62        $15.85
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.01             0.04       0.11     0.18    0.14          0.04
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (1.39)           (2.77)      2.02     4.65    3.77          1.35
                               -------          -------    -------  -------  ------        ------
   Total from Investment
    Operations                   (1.38)           (2.73)      2.13     4.83    3.91          1.39
 Less Distributions
   Dividends from Net
    Investment Income            (0.01)           (0.04)     (0.11)   (0.18)  (0.14)        (0.04)
   Distributions from
    Realized Gains                   -            (0.61)     (1.23)   (0.93)  (0.84)        (0.58)
                               -------          -------    -------  -------  ------        ------
   Total Distributions           (0.01)           (0.65)     (1.34)   (1.11)  (0.98)        (0.62)
                               -------          -------    -------  -------  ------        ------
 Net Asset Value at End
  of Period                    $ 19.29          $ 20.68    $ 24.06  $ 23.27  $19.55        $16.62
                               =======          =======    =======  =======  ======        ======
 Total Return+                  (6.65%)*        (11.34%)     9.13%   24.77%  23.56%         8.78%*
 Net Assets at End of
  Period (000's)               $40,875          $53,410    $61,625  $50,354  $7,247        $2,894
 Ratios to Average Net
  Assets:
   Gross Expenses                1.34%**          1.35%      1.12%    0.88%   1.24%         0.97%**
   Net Expenses                  1.28%**          1.26%      1.12%    0.88%   1.24%         0.97%**
   Net Investment Income         0.15%**          0.19%      0.44%    0.89%   0.74%         1.38%**
 Portfolio Turnover Rate           30%**            35%        34%      33%     34%           59%**
---------------------------------------------------------------------------------------------------

  * Not annualized.
 ** Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                        Three-Month
                          Period Ended                                       Period Ended
 SAFECO Equity Fund            June 30    For the Year Ended December 31      December 31
                          -----------------------------------------------------------------
 Class B                          2001       2000     1999     1998    1997          1996
-------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 20.38    $ 23.83  $ 23.15  $ 19.55  $16.60        $15.85
 Income (Loss) From
  Investment Operations
   Net Investment Income
    (Loss)                       (0.06)     (0.13)   (0.07)   (0.03)   0.02          0.02
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (1.37)     (2.71)    1.98     4.56    3.79          1.33
                               -------    -------  -------  -------  ------        ------
   Total from Investment
    Operations                   (1.43)     (2.84)    1.91     4.53    3.81          1.35
 Less Distributions
   Dividends from Net
    Investment Income                -          -        -        -   (0.02)        (0.02)
   Distributions from
    Realized Gains                   -      (0.61)   (1.23)   (0.93)  (0.84)        (0.58)
                               -------    -------  -------  -------  ------        ------
     Total Distributions             -      (0.61)   (1.23)   (0.93)  (0.86)        (0.60)
                               -------    -------  -------  -------  ------        ------
 Net Asset Value at End
  of Period                    $ 18.95    $ 20.38  $ 23.83  $ 23.15  $19.55        $16.60
                               =======    =======  =======  =======  ======        ======
 Total Return+                  (7.02%)*  (11.91%)   8.18%   23.16%  22.93%         8.50%*
 Net Assets at End of
  Period (000's)               $18,288    $20,349  $28,260  $17,232  $3,565        $  355
 Ratios to Average Net
  Assets:
   Gross Expenses                2.06%**    2.06%    2.05%    1.94%   1.81%         1.75%**
   Net Expenses                  2.03%**    2.01%    1.95%    1.94%   1.81%         1.75%**
   Net Investment Income
    (Loss)                      (0.62%)**  (0.54%)  (0.41%)  (0.21%)  0.12%         0.51%**
 Portfolio Turnover Rate         30%**        35%      34%      33%     34%           59%**
-------------------------------------------------------------------------------------------

                                          Six-Month      Eight-Month
                                       Period Ended     Period Ended
 SAFECO Equity Fund                         June 30    December 31++
                                       --------------------------------
 Class C                                       2001             2000
-----------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                     $20.40           $22.87
 Loss From Investment Operations
   Net Investment Loss                        (0.05)           (0.06)
   Net Realized and Unrealized Loss on
    Investments                               (1.37)           (1.80)
                                             ------           ------
   Total from Investment Operations           (1.42)           (1.86)
 Less Distributions
   Distributions from Realized Gains              -            (0.61)
                                             ------           ------
 Net Asset Value at End of Period            $18.98           $20.40
                                             ======           ======
 Total Return+                               (7.01%)*         (8.08%)*
 Net Assets at End of Period (000's)         $  151           $  119
 Ratios to Average Net Assets:
   Expenses                                   2.00%**          1.84%**
   Net Investment Loss                       (0.59%)**        (0.44%)**
 Portfolio Turnover Rate                        30%**            35%**
-----------------------------------------------------------------------

  * Not annualized.
 ** Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                             Six-Month                                    Three-Month
 SAFECO Dividend Income   Period Ended   For the Year Ended December     Period Ended
 Fund                          June 30                            31      December 31
                          -------------------------------------------------------------
 Class A                          2001     2000    1999    1998    1997          1996
---------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $20.68   $22.52  $23.55  $24.02  $21.15        $20.03
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.15     0.35    0.42    0.48    0.51          0.12
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (1.24)   (1.84)  (0.20)   0.81    4.98          1.65
                                ------   ------  ------  ------  ------        ------
   Total from Investment
    Operations                   (1.09)   (1.49)   0.22    1.29    5.49          1.77
 Less Distributions
   Dividends from Net
    Investment Income            (0.15)   (0.35)  (0.42)  (0.48)  (0.51)        (0.12)
   Distributions from
    Realized Gains                   -        -   (0.83)  (1.28)  (2.11)        (0.53)
                                ------   ------  ------  ------  ------        ------
   Total Distributions           (0.15)   (0.35)  (1.25)  (1.76)  (2.62)        (0.65)
                                ------   ------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $19.44   $20.68  $22.52  $23.55  $24.02        $21.15
                                ======   ======  ======  ======  ======        ======
 Total Return+                  (5.28%)* (6.59%)  1.01%   5.38%  26.15%         8.85%*
 Net Assets at End of
  Period (000's)                $  922   $1,092  $2,046  $2,073  $  742        $  193
 Ratios to Average Net
  Assets:
   Gross Expenses                1.59%**  1.62%   1.47%   1.34%   1.14%         1.03%**
   Net Expenses                  1.35%**  1.35%   1.31%   1.34%   1.14%         1.03%**
   Net Investment Income         1.48%**  1.56%   1.84%   2.16%   2.50%         2.66%**
 Portfolio Turnover Rate           91%**    45%     42%     46%     52%           38%**
---------------------------------------------------------------------------------------
                             Six-Month                                    Three-Month
 SAFECO Dividend Income   Period Ended   For the Year Ended December     Period Ended
 Fund                          June 30                            31      December 31
                          -------------------------------------------------------------
 Class B                          2001     2000    1999    1998    1997          1996
---------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $20.71   $22.53  $23.57  $23.95  $21.12        $20.03
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.07     0.18    0.25    0.30    0.38          0.10
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (1.24)   (1.82)  (0.21)   0.90    4.94          1.62
                                ------   ------  ------  ------  ------        ------
   Total from Investment
    Operations                   (1.17)   (1.64)   0.04    1.20    5.32          1.72
 Less Distributions
   Dividends from Net
    Investment Income            (0.07)   (0.18)  (0.25)  (0.30)  (0.38)        (0.10)
   Distributions from
    Realized Gains                   -        -   (0.83)  (1.28)  (2.11)        (0.53)
                                ------   ------  ------  ------  ------        ------
   Total Distributions           (0.07)   (0.18)  (1.08)  (1.58)  (2.49)        (0.63)
                                ------   ------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $19.47   $20.71  $22.53  $23.57  $23.95        $21.12
                                ======   ======  ======  ======  ======        ======
 Total Return+                  (5.63%)* (7.29%)   0.18%  5.03%  25.35%         8.60%*
 Net Assets at End of
  Period (000's)                $1,342   $1,532  $2,365  $2,176  $  798        $  112
 Ratios to Average Net
  Assets:
   Gross Expenses                2.27%**  2.27%   2.22%   2.08%   1.83%         1.79%**
   Net Expenses                  2.10%**  2.10%   2.06%   2.08%   1.83%         1.79%**
   Net Investment Income         0.72%**  0.80%   1.09%   1.45%   1.79%         1.99%**
 Portfolio Turnover Rate           91%**    45%     42%     46%     52%           38%**
---------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                                           Six-Month     Eight-Month
                                        Period Ended    Period Ended
 SAFECO Dividend Income Fund                 June 30   December 31++
                                        ------------------------------
 Class C                                        2001            2000
----------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                      $20.75          $21.06
 Income (Loss) From Investment
  Operations
   Net Investment Income                        0.08            0.12
   Net Realized and Unrealized Loss on
    Investments                                (1.24)          (0.31)
                                              ------          ------
   Total from Investment Operations            (1.16)          (0.19)
 Less Distributions
   Dividends from Net Investment Income        (0.08)          (0.12)
                                              ------          ------
 Net Asset Value at End of Period             $19.51          $20.75
                                              ======          ======
 Total Return+                                (5.60%)*        (0.90%)*
 Net Assets at End of Period (000's)          $  107          $   99
 Ratios to Average Net Assets:
   Expenses                                    2.03%**         1.95%**
   Net Investment Income                       0.78%**         0.85%**
 Portfolio Turnover Rate                         91%**           45%**
----------------------------------------------------------------------

                             Six-Month                                      Three-Month
                          Period Ended     For the Year Ended December     Period Ended
 SAFECO Northwest Fund         June 30                              31      December 31
                          ----------------------------------------------------------------
 Class A                          2001       2000    1999    1998    1997          1996
------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $20.94    $ 25.01  $17.56  $17.25  $14.06        $13.78
 Income (Loss) From
  Investment Operations
   Net Investment Loss           (0.04)     (0.14)  (0.12)  (0.16)  (0.06)        (0.01)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.59)     (3.93)   9.58    0.66    4.39          0.29
                                ------    -------  ------  ------  ------        ------
   Total from Investment
    Operations                   (0.63)     (4.07)   9.46    0.50    4.33          0.28
 Less Distributions
   Distributions from
    Realized Gains                   -          -   (2.01)  (0.19)  (1.14)            -
                                ------    -------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $20.31    $ 20.94  $25.01  $17.56  $17.25        $14.06
                                ======    =======  ======  ======  ======        ======
 Total Return+                  (3.01%)*  (16.27%) 53.90%   2.87%  30.79%         2.03%*
 Net Assets at End of
  Period (000's)                $6,222    $ 6,621  $4,774  $2,208  $1,354        $  369
 Ratios to Average Net
  Assets:
   Gross Expenses                1.54%**    1.49%   1.56%   1.70%   1.42%         1.40%**
   Net Expenses                  1.35%**    1.35%   1.36%   1.70%   1.42%         1.40%**
   Net Investment (Loss)        (0.37%)**  (0.67%) (0.81%) (1.06%) (0.61%)       (0.39%)**
 Portfolio Turnover Rate           58%**      36%     49%     50%     55%           67%**
------------------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                            Six  Month                                      Three-Month
                          Period Ended     For the Year Ended December     Period Ended
 SAFECO Northwest Fund         June 30                              31      December 31
                          ----------------------------------------------------------------
 Class B                          2001       2000    1999    1998    1997          1996
------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $20.33    $ 24.46  $17.31  $17.09  $14.03        $13.78
 Income (Loss) From
  Investment Operations
   Net Investment Loss           (0.11)     (0.30)  (0.25)  (0.23)  (0.10)        (0.03)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.57)     (3.83)   9.41    0.64    4.30          0.28
                                ------    -------  ------  ------  ------        ------
   Total from Investment
    Operations                   (0.68)     (4.13)   9.16    0.41    4.20          0.25
 Less Distributions
   Distributions from
    Realized Gains                   -          -   (2.01)  (0.19)  (1.14)            -
                                ------    -------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $19.65    $ 20.33  $24.46  $17.31  $17.09        $14.03
                                ======    =======  ======  ======  ======        ======
 Total Return+                  (3.34%)*  (16.88%) 52.57%   2.37%  29.93%         1.81%*
 Net Assets at End of
  Period (000's)                $6,475    $ 6,449  $4,842  $2,603  $1,204        $  232
 Ratios to Average Net
  Assets:
   Gross Expenses                2.27%**    2.22%   2.32%   2.30%   2.09%         2.18%**
   Net Expenses                  2.10%**    2.10%   2.12%   2.30%   2.09%         2.18%**
   Net Investment Loss          (1.13%)**  (1.42%) (1.56%) (1.66%) (1.30%)       (1.19%)**
 Portfolio Turnover Rate           58%**      36%     49%     50%     55%           67%**
------------------------------------------------------------------------------------------

                                         Six-Month      Eight-Month
                                      Period Ended     Period Ended
 SAFECO Northwest Fund                     June 30    December 31++
                                      --------------------------------
 Class C                                      2001             2000
----------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                                    $20.33          $ 24.21
 Loss From Investment Operations
   Net Investment Loss                       (0.10)           (0.21)
   Net Realized and Unrealized Loss
    on Investments                           (0.58)           (3.67)
                                            ------          -------
   Total Loss from Investment
    Operations                               (0.68)           (3.88)
 Net Asset Value at End of Period           $19.65          $ 20.33
                                            ======          =======
 Total Return+                              (3.34%)*        (16.03%)*
 Net Assets at End of Period (000's)        $  106          $   103
 Ratios to Average Net Assets:
   Gross Expenses                            2.23%**          2.07%**
   Net Expenses                              2.10%**          2.07%**
   Net Investment Loss                      (1.10%)**        (1.34%)**
 Portfolio Turnover Rate                       58%**            36%**
----------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                              Six-Month                                     Three-Month
 SAFECO International      Period Ended    For the Year Ended December     Period Ended
 Stock Fund                     June 30                             31      December 31
                           ---------------------------------------------------------------
 Class A                           2001      2000    1999    1998    1997          1996
------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $ 14.20   $ 16.89  $13.13  $11.55  $11.29        $10.39
 Income (Loss) From
  Investment Operations
   Net Investment Income
    (Loss)                         0.04      0.05   (0.01)  (0.04)   0.20             -
   Net Realized and
    Unrealized Gain (Loss)
    on Investments and Foreign
    Currency Transactions         (2.60)    (1.92)   3.77    1.62    0.29          0.95
                                -------   -------  ------  ------  ------        ------
   Total from Investment
    Operations                    (2.56)    (1.87)   3.76    1.58    0.49          0.95
 Less Distributions
   Dividends from Net
    Investment Income                 -     (0.05)      -       -   (0.21)        (0.05)
   Distributions from
    Realized Gains                    -     (0.77)      -       -   (0.02)            -
                                -------   -------  ------  ------  ------        ------
     Total Distributions              -     (0.82)      -       -   (0.23)        (0.05)
                                -------   -------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $ 11.64   $ 14.20  $16.89  $13.13  $11.55        $11.29
                                =======   =======  ======  ======  ======        ======
 Total Return+                  (17.74%)* (11.05%) 28.64%  13.68%   4.30%         9.19%*
 Net Assets at End of
  Period (000's)                $ 1,314   $ 1,423  $1,215  $  629  $  295        $  154
 Ratios to Average Net
  Assets:
   Gross Expenses                 2.42%**   2.21%   2.11%   2.31%   2.13%         1.72%**
   Net Expenses                   1.70%**   1.65%   1.73%   2.14%   1.87%         1.41%**
   Net Investment Income
    (Loss)                        0.69%**   0.04%  (0.06%) (0.47%)  0.26%        (0.23%)**
 Portfolio Turnover Rate           161%**     33%     24%     26%     22%           19%**
------------------------------------------------------------------------------------------
                              Six-Month                                     Three-Month
 SAFECO International      Period Ended    For the Year Ended December     Period Ended
 Stock Fund                     June 30                             31      December 31
                           ---------------------------------------------------------------
 Class B                           2001      2000    1999    1998    1997          1996
------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $ 13.88   $ 16.56  $12.99  $11.53  $11.28        $10.39
 Income (Loss) From
  Investment Operations
   Net Investment Income
    (Loss)                            -     (0.09)  (0.10)  (0.11)   0.18             -
   Net Realized and
    Unrealized Gain (Loss)
    on Investments and Foreign
    Currency Transactions         (2.54)    (1.82)   3.67    1.57    0.22          0.93
                                -------   -------  ------  ------  ------        ------
   Total from Investment
    Operations                    (2.54)    (1.91)   3.57    1.46    0.40          0.93
 Less Distributions
   Dividends from Net
    Investment Income                 -         -       -       -   (0.13)        (0.04)
   Distributions from
    Realized Gains                    -     (0.77)      -       -   (0.02)            -
                                -------   -------  ------  ------  ------        ------
     Total Distributions              -     (0.77)      -       -   (0.15)        (0.04)
                                -------   -------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $ 11.34   $ 13.88  $16.56  $12.99  $11.53        $11.28
                                =======   =======  ======  ======  ======        ======
 Total Return+                  (18.00%)* (11.52%) 27.48%  12.66%   3.48%         8.96%*
 Net Assets at End of
  Period (000's)                $ 1,191   $ 1,492  $1,392  $  777  $  331        $  112
 Ratios to Average Net
  Assets:
   Gross Expenses                 3.18%**   2.97%   3.02%   3.19%   2.90%         2.47%**
   Net Expenses                   2.45%**   2.40%   2.51%   3.02%   2.64%         2.17%**
   Net Investment Income
    (Loss)                        0.04%**  (0.64%) (0.84%) (1.33%)  0.51%        (1.15%)**
 Portfolio Turnover Rate           161%**     33%     24%     26%     22%           19%**
------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                            Six-Month      Eight-Month
                                         Period Ended     Period Ended
 SAFECO International Stock Fund              June 30    December 31++
                                         -------------------------------
 Class C                                         2001             2000
-------------------------------------------------------------------------
 Net Asset Value at Beginning of Period      $  13.85          $ 15.82
 Loss From Investment Operations
   Net Investment Loss                              -            (0.07)
   Net Realized and Unrealized Loss on
    Investments and Foreign Currency
    Transactions                                (2.52)           (1.13)
                                             --------          -------
   Total Loss from Investment Operations        (2.52)           (1.20)
 Less Distributions
   Distributions from Realized Gains                -            (0.77)
                                             --------          -------
 Net Asset Value at End of Period            $  11.33          $ 13.85
                                             ========          =======
 Total Return+                                 (18.02)%*         (7.76)%*
 Net Assets at End of Period (000's)         $     83          $    97
 Ratios to Average Net Assets:
   Gross Expenses                                2.98%**          2.66%**
   Net Expenses                                  2.45%**          2.40%**
   Net Investment Loss                          (0.08%)**        (0.75%)**
 Portfolio Turnover Rate                          161%**            33%**
-------------------------------------------------------------------------

                             Six-Month                                    Three-Month
                          Period Ended   For the Year Ended December     Period Ended
 SAFECO Balanced Fund          June 30                            31      December 31
                          -------------------------------------------------------------
 Class A                          2001     2000    1999    1998    1997          1996
---------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $12.09   $11.87  $12.23  $11.60  $10.69        $10.38
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.16     0.32    0.22    0.25    0.28          0.09
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.32)    0.22   (0.13)   1.14    1.45          0.44
                                ------   ------  ------  ------  ------        ------
   Total from Investment
    Operations                   (0.16)    0.54    0.09    1.39    1.73          0.53
 Less Distributions
   Dividends from Net
    Investment Income            (0.16)   (0.32)  (0.22)  (0.25)  (0.28)        (0.09)
   Distributions from
    Realized Gains                   -        -   (0.23)  (0.51)  (0.54)        (0.13)
                                ------   ------  ------  ------  ------        ------
   Total Distributions           (0.16)   (0.32)  (0.45)  (0.76)  (0.82)        (0.22)
                                ------   ------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $11.77   $12.09  $11.87  $12.23  $11.60        $10.69
                                ======   ======  ======  ======  ======        ======
 Total Return+                  (1.34%)*  4.71%   0.75%   12.06% 16.29%         5.07%*
 Net Assets at End of
  Period (000's)                $1,878   $1,789  $2,573  $  893  $  205        $  110
 Ratios to Average Net
  Assets:
   Gross Expenses                1.83%**  1.88%   1.68%    1.67%  1.52%         1.70%**
   Net Expenses                  1.35%**  1.35%   1.36%    1.67%  1.52%         1.35%**
   Net Investment Income         2.72%**  2.62%   2.16%    2.23%  2.55%         3.01%**
 Portfolio Turnover Rate           69%**    63%     95%      75%   101%           36%**
---------------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                     Three-Month
                          Period Ended    For the Year Ended December     Period Ended
 SAFECO Balanced Fund          June 30                             31      December 31
                          ---------------------------------------------------------------
 Class B                          2001     2000    1999     1998    1997          1996
-----------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $12.07   $11.83  $12.24  $ 11.60  $10.70        $10.38
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.11     0.23    0.18     0.15    0.18          0.06
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.32)    0.24   (0.18)    1.15    1.44          0.45
                                ------   ------  ------  -------  ------        ------
   Total from Investment
    Operations                   (0.21)    0.47    0.00     1.30    1.62          0.51
 Less Distributions
   Dividends from Net
    Investment Income            (0.11)   (0.23)  (0.18)   (0.15)  (0.18)        (0.06)
   Distributions from
    Realized Gains                   -        -   (0.23)   (0.51)  (0.54)        (0.13)
                                ------   ------  ------  -------  ------        ------
     Total Distributions         (0.11)   (0.23)  (0.41)   (0.66)  (0.72)        (0.19)
                                ------   ------  ------  -------  ------        ------
 Net Asset Value at End
  of Period                     $11.75   $12.07  $11.83  $ 12.24  $11.60        $10.70
                                ======   ======  ======  =======  ======        ======
 Total Return+                  (1.71%)*  4.03%  (0.01%)  11.30%  15.21%         4.85%*
 Net Assets at End of
  Period (000's)                $1,986   $1,904  $2,553  $ 2,056  $  331        $  115
 Ratios to Average Net
  Assets:
   Gross Expenses                2.49%**  2.56%   2.46%    2.34%   2.28%         2.46%**
   Net Expenses                  2.10%**  2.10%   2.14%    2.34%   2.28%         1.52%**
   Net Investment Income         1.95%**  1.89%   1.43%    1.55%   1.78%         2.23%**
 Portfolio Turnover Rate           69%**    63%     95%      75%    101%           36%**
-----------------------------------------------------------------------------------------
                             Six-Month                                     Three-Month
 SAFECO Small Company     Period Ended    For the Year Ended December     Period Ended
 Value Fund                    June 30                             31      December 31
                          ---------------------------------------------------------------
 Class A                          2001     2000    1999     1998    1997          1996
-----------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $11.59   $12.55  $11.09  $ 14.21  $11.81        $11.51
 Income (Loss) From
  Investment Operations
   Net Investment Income
    (Loss)                        0.04    (0.04)  (0.09)   (0.08)  (0.06)        (0.01)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                1.78    (0.92)   1.55    (3.04)   2.80          0.31
                                ------   ------  ------  -------  ------        ------
   Total from Investment
    Operations                    1.82    (0.96)   1.46    (3.12)   2.74          0.30
 Less Distributions
   Distributions from
    Realized Gains                   -        -       -        -   (0.34)            -
                                ------   ------  ------  -------  ------        ------
 Net Asset Value at End
  of Period                     $13.41   $11.59  $12.55  $ 11.09  $14.21        $11.81
                                ======   ======  ======  =======  ======        ======
 Total Return+                  15.70%*  (7.65%) 13.17%  (21.96%) 23.21%         2.61%*
 Net Assets at End of
  Period (000's)                $  980   $  847  $1,067  $ 1,220  $  271        $  135
 Ratios to Average Net
  Assets:
   Gross Expenses                1.86%**  1.92%   1.97%    1.66%   1.52%         1.62%**
   Net Expenses                  1.47%**  1.40%   1.47%    1.66%   1.52%         1.42%**
   Net Investment Loss           0.68%** (0.32%) (0.79%)  (0.99%) (0.60%)       (0.50%)**
 Portfolio Turnover Rate          196%**   107%    117%      90%     61%           73%**
-----------------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                             Six-Month                                     Three-Month
 SAFECO Small Company     Period Ended    For the Year Ended December     Period Ended
 Value Fund                   June 30                              31      December 31
                          ---------------------------------------------------------------
 Class B                          2001     2000    1999     1998    1997          1996
-----------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $11.19   $12.22  $10.88  $ 14.07  $11.79        $11.51
 Income (Loss) From
  Investment Operations
   Net Investment Loss               -    (0.12)  (0.16)   (0.15)  (0.10)        (0.04)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                1.72    (0.91)   1.50    (3.04)   2.72          0.32
                                ------   ------  ------  -------  ------        ------
   Total from Investment
    Operations                    1.72    (1.03)   1.34    (3.19)   2.62          0.28
 Less Distributions
   Distributions from
    Realized Gains                   -        -       -        -   (0.34)            -
                                ------   ------  ------  -------  ------        ------
 Net Asset Value at End
  of Period                     $12.91   $11.19  $12.22  $ 10.88  $14.07        $11.79
                                ======   ======  ======  =======  ======        ======
 Total Return+                  15.37%*  (8.43%) 12.32%  (22.67%) 22.23%         2.43%*
 Net Assets at End of
  Period (000's)                $1,320   $1,144  $1,274  $ 1,034  $  396        $  103
 Ratios to Average Net
  Assets:
   Gross Expenses                2.59%**  2.63%   2.75%    2.64%   2.29%         2.41%**
   Net Expenses                  2.22%**  2.15%   2.21%    2.64%   2.29%         2.18%**
   Net Investment Loss           0.01%** (1.01%) (1.55%)  (1.91%) (1.35%)       (1.28%)**
 Portfolio Turnover Rate          196%**   107%    117%      90%     61%           73%**
-----------------------------------------------------------------------------------------

                                                                             April 30, 1997
                             Six-Month                                        (Commencement
                          Period Ended                                       of Operations)
 SAFECO U.S. Value Fund        June 30     For the Year Ended December 31    to December 31
                          -------------------------------------------------------------------
 Class A                          2001         2000        1999        1998            1997
---------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $11.95   $    11.94  $    11.93  $    11.18          $10.00
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.05         0.10        0.03        0.05            0.08
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.56)        0.01        0.54        1.27            1.65
                                ------   ----------  ----------  ----------          ------
   Total from Investment
    Operations                   (0.51)        0.11        0.57        1.32            1.73
 Less Distributions
   Dividends from Net
    Investment Income            (0.05)       (0.10)      (0.06)      (0.05)          (0.08)
   Distributions from
    Realized Gains                   -            -       (0.50)      (0.52)          (0.47)
                                ------   ----------  ----------  ----------          ------
   Total Distributions           (0.05)       (0.10)      (0.56)      (0.57)          (0.55)
                                ------   ----------  ----------  ----------          ------
 Net Asset Value at End
  of Period                     $11.39   $    11.95  $    11.94  $    11.93          $11.18
                                ======   ==========  ==========  ==========          ======
 Total Return+                  (4.22%)*      0.97%       4.74%      11.79%          17.24%*
 Net Assets at End of
  Period (000's)                $  301   $      299  $      331  $      210          $  133
 Ratios to Average Net
  Assets:
   Gross Expenses                2.29%**      2.26%       2.02%       2.07%           1.48%**
   Net Expenses                  1.35%**      1.35%       1.40%       2.07%           1.48%**
   Net Investment Income         1.01%**      0.89%       0.66%       0.18%           1.03%**
 Portfolio Turnover Rate           45%**        45%         52%         55%             36%**
---------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                                                             April 30, 1997
                             Six-Month                                        (Commencement
                          Period Ended                                       of Operations)
 SAFECO U.S. Value Fund        June 30     For the Year Ended December 31    to December 31
                          -------------------------------------------------------------------
 Class B                          2001         2000        1999        1998            1997
---------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $11.89   $    11.88  $    11.91  $    11.18          $10.00
 Income (Loss) From
  Investment Operations
   Net Investment Income
    (Loss)                        0.01         0.02       (0.01)      (0.03)           0.02
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.56)        0.01        0.48        1.28            1.65
                                ------   ----------  ----------  ----------          ------
   Total from Investment
    Operations                   (0.55)        0.03        0.47        1.25            1.67
 Less Distributions
   Dividends from Net
    Investment Income            (0.01)       (0.02)          -           -           (0.02)
   Distributions from
    Realized Gains                   -            -       (0.50)      (0.52)          (0.47)
                                ------   ----------  ----------  ----------          ------
   Total Distributions           (0.01)       (0.02)      (0.50)      (0.52)          (0.49)
                                ------   ----------  ----------  ----------          ------
 Net Asset Value at End
  of Period                     $11.33   $    11.89  $    11.88  $    11.91          $11.18
                                ======   ==========  ==========  ==========          ======
 Total Return+                  (4.60%)*      0.24%       3.92%      11.18%          16.63%*
 Net Assets at End of
  Period (000's)                $  537   $      567  $      747  $      628          $  221
 Ratios to Average Net
  Assets:
   Gross Expenses                2.91%**      2.86%       2.73%       2.59%           2.29%**
   Net Expenses                  2.10%**      2.10%       2.18%       2.59%           2.29%**
   Net Investment Income
    (Loss)                       0.24%**      0.14%      (0.10%)     (0.35%)          0.20%**
 Portfolio Turnover Rate           45%**        45%         52%         55%             36%**
---------------------------------------------------------------------------------------------

                             Six-Month                                         Eleven-Month
 SAFECO High-Yield Bond   Period Ended                                         Period Ended
 Fund                          June 30     For the Year Ended December 31     December 31++
                          -------------------------------------------------------------------
 Class A                          2001         2000        1999        1998            1997
---------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $ 7.26   $     8.38  $     8.78  $     9.12          $ 8.83
 Income from Investment
  Operations
   Net Investment Income          0.32         0.66        0.69        0.72            0.69
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.48)       (1.12)      (0.40)      (0.34)           0.29
                                ------   ----------  ----------  ----------          ------
   Total from Investment
    Operations                   (0.16)       (0.46)       0.29        0.38            0.98
 Less Distributions
   Dividends from Net
    Investment Income            (0.32)       (0.66)      (0.69)      (0.72)          (0.69)
                                ------   ----------  ----------  ----------          ------
 Net Asset Value at End
  of Period                     $ 6.78   $     7.26  $     8.38  $     8.78          $ 9.12
                                ======   ==========  ==========  ==========          ======
 Total Return+                  (2.46%)*     (5.75%)      3.52%       4.32%          12.49%*
 Net Assets at End of
  Period (000's)                $1,004   $    1,144  $    1,583  $    2,964          $  259
 Ratios to Average Net
  Assets:
   Gross Expenses                1.57%**      1.56%       1.35%       1.12%           1.10%**
   Net Expenses                  1.33%**      1.30%       1.18%       1.12%           1.10%**
   Net Investment Income         8.85%**      8.38%       8.01%       8.11%           7.65%**
 Portfolio Turnover Rate          118%**        45%         71%         64%             85%**
---------------------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A shares) through December 31, 1997.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                        Eleven-Month
 SAFECO High-Yield Bond   Period Ended                                        Period Ended
 Fund                          June 30     For the Year Ended December 31    December 31++
                          ------------------------------------------------------------------
 Class B                          2001         2000        1999        1998           1997
--------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $ 7.25   $     8.38  $     8.78  $     9.12         $ 8.83
 Income from Investment
  Operations
   Net Investment Income          0.29         0.60        0.63        0.64           0.63
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.47)       (1.13)      (0.40)      (0.34)          0.29
                                ------   ----------  ----------  ----------         ------
   Total from Investment
    Operations                   (0.18)       (0.53)       0.23        0.30           0.92
 Less Distributions
   Dividends from Net
    Investment Income            (0.29)       (0.60)      (0.63)      (0.64)         (0.63)
                                ------   ----------  ----------  ----------         ------
 Net Asset Value at End
  of Period                     $ 6.78   $     7.25  $     8.38  $     8.78         $ 9.12
                                ======   ==========  ==========  ==========         ======
 Total Return+                  (2.69%)*     (6.52%)      2.73%       3.39%         11.77%*
 Net Assets at End of
  Period (000's)                $  961   $      995  $    1,599  $    1,381         $  355
 Ratios to Average Net
  Assets:
   Gross Expenses                2.35%**      2.35%       2.19%       2.06%          1.81%**
   Net Expenses                  2.08%**      2.05%       1.97%       2.06%          1.81%**
   Net Investment Income         8.10%**      7.73%       7.34%       7.15%          6.87%**
 Portfolio Turnover Rate          118%**        45%         71%         64%            85%**
--------------------------------------------------------------------------------------------


                                              Six-Month      Eight-Month
                                           Period Ended     Period Ended
 SAFECO High-Yield Bond Fund                    June 30   December 31+++
                                           -------------------------------
 Class C                                           2001             2000
--------------------------------------------------------------------------
 Net Asset Value at Beginning of Period          $ 7.26           $ 7.90
 Income from Investment Operations
   Net Investment Income                           0.29             0.39
   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.48)           (0.64)
                                                 ------           ------
   Total from Investment Operations               (0.19)           (0.25)
 Less Distributions
   Dividends from Net Investment Income           (0.29)           (0.39)
                                                 ------           ------
 Net Asset Value at End of Period                $ 6.78           $ 7.26
                                                 ======           ======
 Total Return+                                   (2.82%)*         (3.25%)*
 Net Assets at End of Period (000's)             $   96           $   92
 Ratios to Average Net Assets:
   Gross Expenses                                 2.16%**          2.04%**
   Net Expenses                                   2.08%**          2.04%**
   Net Investment Income                          8.11%**          7.61%**
 Portfolio Turnover Rate                           118%**            45%**
--------------------------------------------------------------------------

   *  Not annualized.
  **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from January 31, 1997 (initial issue date of Class B shares) through December 31, 1997.
+++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                             Six-Month                                    Three-Month
 SAFECO Intermediate-     Period Ended                                   Period Ended
 Term U.S. Treasury Fund       June 30   For the Year Ended December 31   December 31
                          --------------------------------------------------------------
 Class A                          2001     2000    1999    1998    1997          1996
----------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $10.50   $10.00  $10.75  $10.35  $10.11        $10.10
 Income From Investment
  Operations
   Net Investment Income          0.23     0.52    0.51    0.52    0.55          0.15
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.05)    0.50   (0.75)   0.40    0.24          0.01
                                ------   ------  ------  ------  ------        ------
   Total from Investment
    Operations                    0.18     1.02   (0.24)   0.92    0.79          0.16
 Less Distributions
   Dividends from Net
    Investment Income            (0.23)   (0.52)  (0.51)  (0.52)  (0.55)        (0.15)
                                ------   ------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $10.45   $10.50  $10.00  $10.75  $10.35        $10.11
                                ======   ======  ======  ======  ======        ======
 Total Return+                    1.75%*  10.56%  (2.26%)  9.08%   8.03%         1.63%*
 Net Assets at End of
  Period (000's)                $1,133   $1,008  $  958  $  833  $  365        $  704
 Ratios to Average Net
  Assets:
   Gross Expenses                 1.52%**  1.59%   1.49%   1.40%   1.32%         1.30%**
   Net Expenses                   1.20%**  1.20%   1.21%   1.40%   1.32%         1.07%**
   Net Investment Income          4.52%**  5.21%   4.97%   4.84%   5.36%         6.07%**
 Portfolio Turnover Rate           127%**   199%     14%      3%     82%          125%**
----------------------------------------------------------------------------------------

                             Six-Month                                    Three-Month
 SAFECO Intermediate-     Period Ended                                   Period Ended
 Term U.S. Treasury Fund       June 30   For the Year Ended December 31   December 31
                          --------------------------------------------------------------
 Class B                          2001     2000    1999    1998    1997          1996
----------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $10.49   $ 9.99  $10.74  $10.35  $10.12        $10.10
 Income From Investment
  Operations
   Net Investment Income          0.19     0.45    0.43    0.45    0.48          0.14
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.04)    0.50   (0.75)   0.39    0.23          0.02
                                ------   ------  ------  ------  ------        ------
   Total from Investment
    Operations                    0.15     0.95   (0.32)   0.84    0.71          0.16
 Less Distributions
   Dividends from Net
    Investment Income            (0.19)   (0.45)  (0.43)  (0.45)  (0.48)        (0.14)
                                ------   ------  ------  ------  ------        ------
 Net Asset Value at End
  of Period                     $10.45   $10.49  $ 9.99  $10.74  $10.35        $10.12
                                ======   ======  ======  ======  ======        ======
 Total Return+                    1.47%*   9.78%  (2.97%)  8.30%   7.27%         1.55%*
 Net Assets at End of
  Period (000's)                $  815   $  732  $  786  $  788  $  432        $  223
 Ratios to Average Net
  Assets:
   Gross Expenses                 2.30%**  2.36%   2.27%   2.00%   1.87%         1.95%**
   Net Expenses                   1.95%**  1.95%   1.96%   2.00%   1.87%         1.72%**
   Net Investment Income          3.76%**  4.49%   4.20%   4.28%   4.78%         5.35%**
 Portfolio Turnover Rate           127%**   199%     14%      3%     82%          125%**
----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                  Three-Month
 SAFECO Managed Bond      Period Ended          For the Year Ended     Period Ended
 Fund                          June 30                 December 31      December 31
                          -----------------------------------------------------------
 Class A                          2001     2000    1999   1998   1997          1996
-------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period            $8.29   $ 7.90  $ 8.65  $8.60  $8.35         $8.35
 Income From Investment
  Operations
   Net Investment Income          0.22     0.46    0.39   0.37   0.39          0.11
   Net Realized and
     Unrealized Gain (Loss)
     on Investments               0.03     0.39   (0.75)  0.30   0.25             -
                                 -----   ------  ------  -----  -----         -----
   Total from Investment
    Operations                    0.25     0.85   (0.36)  0.67   0.64          0.11
 Less Distributions
   Dividends from Net
    Investment Income            (0.22)   (0.46)  (0.39) (0.37) (0.39)        (0.11)
   Distributions from
    Realized Gains                   -        -       -  (0.25)     -             -
                                 -----   ------  ------  -----  -----         -----
      Total Distributions        (0.22)   (0.46)  (0.39) (0.62) (0.39)        (0.11)
                                 -----   ------  ------  -----  -----         -----
 Net Asset Value at End
  of Period                      $8.32   $ 8.29  $ 7.90  $8.65  $8.60         $8.35
                                 =====   ======  ======  =====  =====         =====
 Total Return+                   3.07%*  11.19%  (4.24%) 7.87%  7.78%         1.34%*
 Net Assets at End of
  Period (000's)                 $ 716   $  539  $  573  $ 295  $ 146         $ 140
 Ratios to Average Net
  Assets:
   Gross Expenses                2.08%**  2.07%   1.87%  1.86%  1.45%         1.30%**
   Net Expenses                  1.15%**  1.15%   1.21%  1.86%  1.45%         1.30%**
   Net Investment Income         5.42%**  5.80%   4.79%  4.09%  4.68%         5.22%**
 Portfolio Turnover Rate           97%**   102%    147%   133%   177%          136%**
-------------------------------------------------------------------------------------

                             Six-Month                                  Three-Month
 SAFECO Managed Bond      Period Ended          For the Year Ended     Period Ended
 Fund                          June 30                 December 31      December 31
                          -----------------------------------------------------------
 Class B                          2001     2000    1999   1998   1997          1996
-------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period            $8.28   $ 7.89  $ 8.64  $8.60  $8.35         $8.35
 Income From Investment
  Operations
   Net Investment Income          0.19     0.40    0.32   0.28   0.32          0.09
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                0.03     0.39   (0.75)  0.29   0.25             -
                                 -----   ------  ------  -----  -----         -----
   Total from Investment
    Operations                    0.22     0.79   (0.43)  0.57   0.57          0.09
 Less Distributions
   Dividends from Net
    Investment Income            (0.19)   (0.40)  (0.32) (0.28) (0.32)        (0.09)
   Distributions from
    Realized Gains                   -        -       -  (0.25)     -             -
                                 -----   ------  ------  -----  -----         -----
    Total Distributions          (0.19)   (0.40)  (0.32) (0.53) (0.32)        (0.09)
                                 -----   ------  ------  -----  -----         -----
 Net Asset Value at End
  of Period                      $8.31   $ 8.28  $ 7.89  $8.64  $8.60         $8.35
                                 =====   ======  ======  =====  =====         =====
 Total Return+                   2.69%*  10.39%  (4.98%) 6.67%  6.91%         1.15%*
 Net Assets at End of
  Period (000's)                 $ 854   $  746  $  924  $ 523  $ 120         $ 100
 Ratios to Average Net
  Assets:
   Gross Expenses                2.85%**  2.79%   2.61%  2.89%  2.23%         2.07%**
   Net Expenses                  1.90%**  1.90%   1.94%  2.89%  2.23%         2.07%**
   Net Investment Income         4.65%**  5.08%   4.02%  3.07%  3.79%         4.45%**
 Portfolio Turnover Rate           97%**   102%    147%   133%   177%          136%**
-------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                             Six-Month                                     Three-Month
 SAFECO California Tax-   Period Ended    For the Year Ended December     Period Ended
 Free Income Fund              June 30                             31      December 31
                          --------------------------------------------------------------
 Class A                          2001     2000     1999    1998    1997          1996
----------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $12.50   $11.05  $ 12.74  $12.94  $12.23        $12.07
 Income From Investment
  Operations
   Net Investment Income          0.27     0.53     0.52    0.55    0.58          0.15
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.20)    1.45    (1.69)   0.17    0.76          0.19
                                ------   ------  -------  ------  ------        ------
   Total from Investment
    Operations                    0.07     1.98    (1.17)   0.72    1.34          0.34
 Less Distributions
   Dividends from Net
    Investment Income            (0.27)   (0.53)   (0.52)  (0.55)  (0.58)        (0.15)
   Distributions from
    Realized Gains                   -        -        -   (0.37)  (0.05)        (0.03)
                                ------   ------  -------  ------  ------        ------
      Total Distributions        (0.27)   (0.53)   (0.52)  (0.92)  (0.63)        (0.18)
                                ------   ------  -------  ------  ------        ------
 Net Asset Value at End
  of Period                     $12.30   $12.50  $ 11.05  $12.74  $12.94        $12.23
                                ======   ======  =======  ======  ======        ======
 Total Return+                   0.52%*  18.41%   (9.41%)  5.73%  11.29%         2.83%*
 Net Assets at End of
  Period (000's)                $  632   $  675  $   740  $  678  $  460        $  122
 Ratios to Average Net
  Assets:
   Expenses                      1.11%**  1.05%    1.07%   1.04%   0.91%         0.89%**
   Net Investment Income         4.30%**  4.62%    4.36%   4.25%   4.52%         4.84%**
   Portfolio Turnover Rate          2%**    26%      25%     39%     10%           11%**
----------------------------------------------------------------------------------------

                             Six-Month                                     Three-Month
 SAFECO California Tax-   Period Ended    For the Year Ended December     Period Ended
 Free Income Fund              June 30                             31      December 31
                          --------------------------------------------------------------
 Class B                          2001     2000     1999    1998    1997          1996
----------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $12.49   $11.04  $ 12.73  $12.93  $12.22        $12.07
 Income From Investment
  Operations
   Net Investment Income          0.22     0.45     0.43    0.46    0.48          0.12
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.20)    1.45    (1.69)   0.17    0.76          0.18
                                ------   ------  -------  ------  ------        ------
   Total from Investment
    Operations                    0.02     1.90    (1.26)   0.63    1.24          0.30
 Less Distributions
   Dividends from Net
    Investment Income            (0.22)   (0.45)   (0.43)  (0.46)  (0.48)        (0.12)
   Distributions from
    Realized Gains                   -        -        -   (0.37)  (0.05)        (0.03)
                                ------   ------  -------  ------  ------        ------
      Total Distributions        (0.22)   (0.45)   (0.43)  (0.83)  (0.53)        (0.15)
                                ------   ------  -------  ------  ------        ------
 Net Asset Value at End
  of Period                     $12.29   $12.49  $ 11.04  $12.73  $12.93        $12.22
                                ======   ======  =======  ======  ======        ======
 Total Return+                   0.13%*  17.63%  (10.07%)  4.98%  10.46%         2.56%*
 Net Assets at End of
  Period (000's)                $1,219   $1,176  $   799  $  927  $  501        $  101
 Ratios to Average Net
  Assets:
   Expenses                      1.84%**  1.72%    1.80%   1.76%   1.63%         1.64%**
   Net Investment Income         3.56%**  3.88%    3.63%   3.45%   3.71%         4.08%**
 Portfolio Turnover Rate            2%**    26%      25%     39%     10%           11%**
----------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                             Six-Month                                        Three-Month
 SAFECO Municipal Bond    Period Ended                                       Period Ended
 Fund                          June 30    For the Year Ended December 31      December 31
                          -----------------------------------------------------------------
 Class A                          2001      2000     1999     1998     1997          1996
-------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $13.97   $ 12.90  $ 14.45  $ 14.53  $ 13.99        $13.82
 Income From Investment
 Operations
   Net Investment Income          0.32      0.65     0.64     0.66     0.68          0.18
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                0.07      1.07    (1.55)    0.16     0.70          0.17
                                ------   -------  -------  -------  -------        ------
   Total from Investment
    Operations                    0.39      1.72    (0.91)    0.82     1.38          0.35
 Less Distributions
   Dividends from Net
    Investment Income            (0.32)    (0.65)   (0.64)   (0.66)   (0.68)        (0.18)
   Distributions from
    Realized Gains                   -         -        -    (0.24)   (0.16)            -
                                ------   -------  -------  -------  -------        ------
       Total Distributions       (0.32)    (0.65)   (0.64)   (0.90)   (0.84)        (0.18)
                                ------   -------  -------  -------  -------        ------
 Net Asset Value at End
  of Period                     $14.04   $ 13.97  $ 12.90  $ 14.45  $ 14.53        $13.99
                                ======   =======  =======  =======  =======        ======
 Total Return+                   2.79%*   13.76%   (6.47%)   5.75%   10.17%         2.52%*
 Net Assets at End of
  Period (000's)                $1,105   $ 1,052  $   929  $   946  $   390        $  311
 Ratios to Average Net
  Assets:
   Expenses                      1.06%**   0.97%    0.98%    0.98%    0.95%         0.82%**
   Net Investment Income         4.57%**   4.96%    4.66%    4.51%    4.86%         5.04%**
 Portfolio Turnover Rate            5%**     32%      17%      21%      14%            7%**
-------------------------------------------------------------------------------------------

                             Six-Month                                        Three-Month
 SAFECO Municipal Bond    Period Ended                                       Period Ended
 Fund                          June 30    For the Year Ended December 31      December 31
                          -----------------------------------------------------------------
 Class B                          2001      2000     1999     1998     1997          1996
-------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $13.94   $ 12.88  $ 14.43  $ 14.52  $ 13.98        $13.82
 Income From Investment
  Operations
   Net Investment Income          0.27      0.56     0.54     0.57     0.60          0.15
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                0.08      1.06    (1.55)    0.15     0.70          0.16
                                ------   -------  -------  -------  -------        ------
   Total from Investment
    Operations                    0.35      1.62    (1.01)    0.72     1.30          0.31
 Less Distributions
   Dividends from Net
    Investment Income            (0.27)    (0.56)   (0.54)   (0.57)   (0.60)        (0.15)
   Distributions from
    Realized Gains                   -         -        -    (0.24)   (0.16)            -
                                ------   -------  -------  -------  -------        ------
       Total Distributions       (0.27)    (0.56)   (0.54)   (0.81)   (0.76)        (0.15)
                                ------   -------  -------  -------  -------        ------
 Net Asset Value at End
  of Period                     $14.02   $ 13.94  $ 12.88  $ 14.43  $ 14.52        $13.98
                                ======   =======  =======  =======  =======        ======
 Total Return+                   2.51%*   12.87%   (7.14%)   5.08%    9.56%         2.27%*
 Net Assets at End of
  Period (000's)                $1,148   $   686  $ 1,322  $ 1,375  $   502        $  112
 Ratios to Average Net
  Assets:
   Expenses                      1.76%**   1.71%    1.70%    1.61%    1.53%         1.50%**
   Net Investment Income         3.83%**   4.24%    3.94%    3.89%    4.22%         4.42%**
 Portfolio Turnover Rate            5%**     32%      17%      21%      14%            7%**
-------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                            Six-Month                                   Three-Month
 SAFECO Money Market     Period Ended           For the Year Ended     Period Ended
 Fund                         June 30                  December 31      December 31
                         ------------------------------------------------------------
 Class A                         2001     2000    1999    1998   1997          1996
-------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 1.00   $ 1.00  $ 1.00  $ 1.00  $1.00         $1.00
 Income From Investment
  Operations
   Net Investment Income         0.02     0.06    0.05    0.05   0.05          0.01
 Less Distributions             (0.02)   (0.06)  (0.05)  (0.05) (0.05)        (0.01)
                               ------   ------  ------  ------  -----         -----
 Net Asset Value at End
  of Period                    $ 1.00   $ 1.00  $ 1.00  $ 1.00  $1.00         $1.00
                               ======   ======  ======  ======  =====         =====
 Total Return                   2.34%*   5.91%   4.64%   4.92%  4.97%         1.21%*
 Net Assets at End of
  Period (000's)               $4,538   $4,532  $3,554  $2,186  $ 537         $ 295
 Ratios to Average Net
  Assets:
   Gross Expense                1.01%**  1.04%   1.00%   0.92%  0.72%         0.55%**
   Net Expenses                 0.80%**  0.80%   0.80%   0.92%  0.72%         0.55%**
   Net Investment Income        4.73%**  5.88%   4.60%   4.87%  4.91%         5.01%**
-------------------------------------------------------------------------------------
                            Six-Month                                   Three-Month
 SAFECO Money Market     Period Ended           For the Year Ended     Period Ended
 Fund                         June 30                  December 31      December 31
                         ------------------------------------------------------------
 Class B                         2001     2000    1999    1998   1997          1996
-------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 1.00   $ 1.00  $ 1.00  $ 1.00  $1.00         $1.00
 Income From Investment
  Operations
   Net Investment Income         0.02     0.06    0.05    0.05   0.05          0.01
 Less Distributions             (0.02)   (0.06)  (0.05)  (0.05) (0.05)        (0.01)
                               ------   ------  ------  ------  -----         -----
 Net Asset Value at End
  of Period                    $ 1.00   $ 1.00  $ 1.00  $ 1.00  $1.00         $1.00
                               ======   ======  ======  ======  =====         =====
 Total Return                   2.34%*   5.93%   4.65%   4.76%  4.94%         1.21%*
 Net Assets at End of
  Period (000's)               $1,137   $  742  $  979  $  670  $ 414         $ 106
 Ratios to Average Net
  Assets:
   Gross Expenses               1.01%**  1.13%   1.08%   1.05%  0.78%         0.54%**
   Net Expenses                 0.80%**  0.80%   0.82%   1.05%  0.78%         0.54%**
   Net Investment Income        4.73%**  5.78%   4.56%   4.71%  4.85%         4.96%**
-------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                                            Six-Month     Eight-Month
                                         Period Ended    Period Ended
 SAFECO Money Market Fund                     June 30   December 31++
                                         ------------------------------
 Class C                                         2001            2000
-----------------------------------------------------------------------
 Net Asset Value at Beginning of Period         $1.00           $1.00
 Income From Investment Operations
   Net Investment Income                         0.02            0.04
 Less Distributions                             (0.02)          (0.04)
                                                -----           -----
 Net Asset Value at End of Period               $1.00           $1.00
                                                =====           =====
 Total Return                                   2.34%*          4.08%*
 Net Assets at End of Period (000's)            $ 110           $ 100
 Ratios to Average Net Assets:
   Gross Expenses                               0.88%**         0.98%**
   Net Expenses                                 0.80%**         0.80%**
   Net Investment Income                        4.69%**         5.93%**
-----------------------------------------------------------------------

                                   Class A                        Class B
                          -------------------------------------------------------------
                             Six-Month     Eight-Month      Six-Month     Eight-Month
                          Period Ended    Period Ended   Period Ended    Period Ended
 SAFECO GNMA Fund              June 30   December 31++        June 30   December 31++
                          -------------------------------------------------------------
                                  2001            2000           2001            2000
---------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period            $9.35           $9.01          $9.36           $9.01
 Income From Investment
  Operations
   Net Investment Income          0.27            0.36           0.24            0.25
   Net Realized and
    Unrealized Gain on
    Investments                   0.06            0.34           0.05            0.35
                                 -----           -----          -----           -----
   Total from Investment
    Operations                    0.33            0.70           0.29            0.60
 Less Distributions
   Dividends from Net
    Investment Income            (0.27)          (0.36)         (0.24)          (0.25)
                                 -----           -----          -----           -----
 Net Asset Value at End
  of Period                      $9.41           $9.35          $9.41           $9.36
                                 =====           =====          =====           =====
 Total Return+                   3.60%*          8.03%*         3.10%*          7.61%*
 Net Assets at End of
  Period (000's)                 $ 146           $ 105          $ 141           $ 139
 Ratios to Average Net
  Assets:
   Gross Expenses                1.73%**         1.27%**        2.24%**         1.99%**
   Net Expenses                  1.20%**         1.20%**        1.95%**         1.95%**
   Net Investment Income         5.91%**         5.97%**        5.15%**         5.22%**
 Portfolio Turnover Rate           78%**          160%**          78%**          160%**
---------------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class A, B and Class C shares) through December 31, 2000.

Notes to Financial Statements
SAFECO Mutual Funds
As of June 30, 2001
(Unaudited)

1. GENERAL

This financial report is on the 15 SAFECO Mutual Funds that issue Class A, B and C shares. Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

  SAFECO Common Stock Trust
    SAFECO Growth Opportunities Fund
    SAFECO Equity Fund
    SAFECO Dividend Income Fund
    SAFECO Northwest Fund
    SAFECO Balanced Fund
    SAFECO International Stock Fund
    SAFECO Small Company Value Fund
    SAFECO U.S. Value Fund

  SAFECO Taxable Bond Trust
    SAFECO High-Yield Bond Fund
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO GNMA Fund

  SAFECO Managed Bond Trust
    SAFECO Managed Bond Fund

  SAFECO Tax-Exempt Bond Trust
    SAFECO Municipal Bond Fund
    SAFECO California Tax-Free Income Fund

  SAFECO Money Market Trust
    SAFECO Money Market Fund

The Funds offer up to four classes of shares:

  . No-Load shares--sold directly to shareholders with no associated sales charges.

  . Class A, Class B, and Class C shares--sold by financial advisors to shareholders with associated sales and distribution charges.

Each class of shares represents an interest in the net assets of the Fund.

In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

Notes to Financial Statements
(Unaudited)



2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

Securities Lending. The Common Stock Trust (excluding the International Stock
Fund), High-Yield Bond, Intermediate-Term U.S. Treasury and the Managed Bond Funds may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Funds will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower is required to return to the Fund securities identical to the loaned securities. The Funds may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the cash collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

Income Recognition. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements
(Unaudited)


on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments daily.

Dividends and Distributions to Shareholders. For the Growth, Northwest, International, and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders in December. Ordinary income dividends and long-term capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign exchange contracts, amortization of premium and discounts not required for tax purposes and wash sale deferrals.

Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.

Foreign Currency Translation. The accounting records of the International Stock Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Notes to Financial Statements
(Unaudited)



Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 2001:

   (In Thousands)                        Purchases    Sales
  ---------------------------------------------------------
   Growth Opportunities Fund              $236,064 $201,014
   Equity Fund                             194,193  319,273
   Dividend Income Fund                     88,823  101,965
   Northwest Fund                           31,855   41,527
   International Stock Fund                 24,841   27,531
   Balanced Fund                             6,378    6,118
   Small Company Value Fund                 28,937   27,478
   U.S. Value Fund                           2,108    2,004
   High-Yield Bond Fund                     34,005   36,239
   Intermediate-Term U.S. Treasury Fund     14,937   13,259
   GNMA Fund                                20,888   15,734
   Managed Bond Fund                         4,847    3,720
   California Tax-Free Income Fund             974   14,534
   Municipal Bond Fund                      56,031   59,527
  ---------------------------------------------------------

  Purchases include $1,841, $14,937 and $2,534 of U.S. Government securities in the Balanced, Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

  Sales include $2,417, $13,259 and $2,489 of U.S. Government securities in the Balanced, Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements
(Unaudited)


4. FUND MERGER

The Insured Municipal Bond Fund ceased operation effective May 4, 2001. The assets of the Insured Municipal Bond Fund were merged into the assets of the Municipal Bond Fund. This was accomplished by a tax-free exchange of 1,462,000 shares valued at $13.93 per share of the Municipal Bond Fund for the net assets of the Insured Municipal Bond Fund, which aggregated $20,372,000, including $1,139,000 of unrealized appreciation and $696,000 in accumulated net realized loss. The combined net assets of the Municipal Bond Fund immediately after the merger were $528,992,000.

5. PORTFOLIO SECURITIES LOANED

At June 30, 2001, the fair value and collateral received for portfolio securities loaned were as follows:

                                 Fair Collateral
   (In Thousands)               Value   Received
  ----------------------------------------------
   Growth Opportunities Fund  $98,990   $101,118
   Dividend Income Fund         5,441      5,645
   Northwest Fund              18,736     19,462
   Balanced Fund                1,491      1,531
   Small Company Value Fund     5,159      5,437
   U.S. Value Fund              1,073      1,101
   High-Yield Bond Fund         9,446      9,743
   Managed Bond Fund              316        325
  ----------------------------------------------

6. COMMITMENTS

At June 30, 2001, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)

                                 In                  U.S. Dollar
             Currency to   Exchange   Settlement     Value as of     Unrealized
            be Delivered        For         Date   June 30, 2001   Appreciation
  -----------------------------------------------------------------------------
   42,602   Japanese Yen       $358      7/30/01            $343            $15
   27,514   Japanese Yen        223      8/31/01             222              1
                               ----                         ----            ---
                               $581                         $565            $16
                               ====                         ====            ===

Notes to Financial Statements
(Unaudited)



7. COMPONENTS OF DISTRIBUTABLE EARNINGS

At June 30, 2001, the components of distributable earnings were at follows:

                                Growth      Equity       Dividend    Northwest
   (In Thousands)   Opportunities Fund        Fund    Income Fund         Fund
  ----------------------------------------------------------------------------
   Gross
   Unrealized
   Appreciation on
   Investments               $ 256,305   $ 457,091       $ 44,912     $ 38,049
   Gross
   Unrealized
   Depreciation on
   Investments                (145,296)   (119,308)        (7,119)     (13,481)
                             ---------   ---------       --------     --------
   Net Unrealized
   Appreciation on
   Investments                 111,009     337,783         37,793       24,568
   Accumulated Net
   Investment Loss              (2,197)          -              -          (99)
   Accumulated Net
   Realized Gain
   (Loss) on
   Investments*                  8,331        (449)           347       (5,103)
                             ---------   ---------       --------     --------
   Distributable
   Earnings                  $ 117,143   $ 337,334       $ 38,140     $ 19,366
                             =========   =========       ========     ========
                         International    Balanced  Small Company         U.S.
   (In Thousands)           Stock Fund        Fund     Value Fund   Value Fund
  ----------------------------------------------------------------------------
   Gross
   Unrealized
   Appreciation on
   Investments               $   5,153   $   1,686       $  5,752     $  1,331
   Gross
   Unrealized
   Depreciation on
   Investments                  (2,006)       (697)        (2,739)        (505)
                             ---------   ---------       --------     --------
   Net Unrealized
   Appreciation on
   Investments                   3,147         989          3,013          826
   Accumulated Net
   Investment
   Income                          159           -            141            -
   Accumulated Net
   Realized Loss
   on Investments*              (2,698)        (63)        (7,547)        (139)
                             ---------   ---------       --------     --------
   Distributable
   Earnings                  $     608   $     926       $ (4,393)    $    687
                             =========   =========       ========     ========
                     Intermediate-Term  High-Yield                     Managed
   (In Thousands)   U.S. Treasury Fund   Bond Fund      GNMA Fund    Bond Fund
  ----------------------------------------------------------------------------
   Gross
   Unrealized
   Appreciation on
   Investments               $     279   $     746       $    855     $    112
   Gross
   Unrealized
   Depreciation on
   Investments                    (114)     (3,927)           (51)         (52)
                             ---------  ---------        --------     --------
   Net Unrealized
   Appreciation
   (Depreciation)
   on Investments                  165      (3,181)           804           60
   Accumulated Net
   Realized Loss
   on Investments*                (139)    (14,316)        (3,001)        (295)
                             ---------  ---------        --------     --------
   Distributable
   Earnings                  $      26   $ (17,497)      $ (2,197)    $   (235)
                             =========  =========        ========     ========
                                                       California
                                                         Tax-Free    Municipal
   (In Thousands)                                     Income Fund    Bond Fund
  ----------------------------------------------------------------------------
   Gross
   Unrealized
   Appreciation on
   Investments                                           $  6,889      $53,269
   Gross
   Unrealized
   Deprecation on
   Investments                                               (857)      (4,039)
                                                         --------     --------
   Net Unrealized
   Appreciation on
   Investments                                              6,032       49,230
   Accumulated Net
   Realized Loss
   on Investments*                                         (2,097)      (2,256)
                                                         --------     --------
   Distributable
   Earnings                                              $  3,935      $46,974
                                                         ========     ========

  * At December 31, 2000, the following funds had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                           Amounts Expiration
                                           (000's)      Dates
    ---------------------------------------------------------
     Growth Opportunities Fund               $  36       2008
     Dividend Income Fund                      462       2008
     Northwest Fund                            167       2008
     Balanced Fund                             401       2008
     Small Company Value Fund                6,568  2006-2007
     U.S. Value Fund                           256       2008
     Intermediate-Term U.S. Treasury Fund      603  2001-2008
     High-Yield Bond Fund                    6,256  2004-2008
     GNMA Fund                               3,098  2001-2008
     Managed Bond Fund                         355  2007-2008
     California Tax-Free Income Fund         2,602  2007-2008
     Municipal Bond Fund                     3,291  2007-2008
    ---------------------------------------------------------

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements
(Unaudited)


8. TRUST SHARE TRANSACTIONS

Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                       No-Load             Class A           Class B          Class C
                 --------------------  -----------------  ---------------  --------------
                     2001*     2000**     2001*   2000**   2001*   2000**  2001* 2000***
-----------------------------------------------------------------------------------------
                                 SAFECO Growth Opportunities Fund
-----------------------------------------------------------------------------------------
 Shares:
 Sales              11,642     23,371       210      586      28       74      1       6
 Reinvestments           -          -         -        -       -        -      -       -
 Redemptions        (9,245)   (29,803)     (353)    (601)    (36)    (144)     -       1
                 ---------  ---------  --------  -------  ------  -------    ---    ----
 Net Change          2,397     (6,432)     (143)     (15)     (8)     (70)     1       7
                 =========  =========  ========  =======  ======  =======    ===    ====
 Amounts:
 Sales           $ 286,747  $ 550,944  $  5,133  $13,809  $  632  $ 1,677    $31    $134
 Reinvestments           -          -         -        -       -        -      -       -
 Redemptions      (212,850)  (704,195)   (7,877) (14,084)   (813)  (3,316)     -      (5)
                 ---------  ---------  --------  -------  ------  -------    ---    ----
 Net Change      $  73,897  $(153,251) $ (2,744) $  (275) $ (181) $(1,639)   $31    $129
                 =========  =========  ========  =======  ======  =======    ===    ====
-----------------------------------------------------------------------------------------
                                        SAFECO Equity Fund
-----------------------------------------------------------------------------------------
 Shares:
 Sales               2,339      8,389       386      665      51      126      2       6
 Reinvestments          76      2,273         1       78       -       29      -       -
 Redemptions        (8,635)   (31,296)     (850)    (722)    (85)    (342)     -       -
                 ---------  ---------  --------  -------  ------  -------    ---    ----
 Net Change         (6,220)   (20,634)     (463)      21     (34)    (187)     2       6
                 =========  =========  ========  =======  ======  =======    ===    ====
 Amounts:
 Sales           $  46,255  $ 193,459  $  7,594  $15,191  $  985  $ 2,868    $43    $133
 Reinvestments       1,400     47,690        10    1,625       -      583      -       -
 Redemptions      (171,738)  (715,869)  (17,800) (16,459) (1,658)  (7,761)     -       -
                 ---------  ---------  --------  -------  ------  -------    ---    ----
 Net Change      $(124,083) $(474,720) $(10,196) $   357  $ (673) $(4,310)   $43    $133
                 =========  =========  ========  =======  ======  =======    ===    ====
-----------------------------------------------------------------------------------------
                                    SAFECO Dividend Income Fund
-----------------------------------------------------------------------------------------
 Shares:
 Sales                 247        953         2        5       2        4      1       5
 Reinvestments          51        186         -        1       -        1      -       -
 Redemptions          (894)    (4,146)       (7)     (44)     (7)     (36)     -       -
                 ---------  ---------  --------  -------  ------  -------    ---    ----
 Net Change           (596)    (3,007)       (5)     (38)     (5)     (31)     1       5
                 =========  =========  ========  =======  ======  =======    ===    ====
 Amounts:
 Sales           $   4,941  $  19,667  $     43  $   109  $   34  $    92    $14    $100
 Reinvestments         965      3,844         4       17       4       12      -       -
 Redemptions       (17,780)   (85,935)     (154)    (930)   (135)    (750)     -       -
                 ---------  ---------  --------  -------  ------  -------    ---    ----
 Net Change      $ (11,874) $ (62,424) $   (107) $  (804) $  (97) $  (646)   $14    $100
                 =========  =========  ========  =======  ======  =======    ===    ====

--------------------------------------------------------------------------------
*    For the six-month period ended June 30, 2001.
**   For the year ended December 31, 2000.
*** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Notes to Financial Statements
(Unaudited)


                      No-Load             Class A          Class B          Class C
                 -------------------  ----------------  ---------------  --------------
                     2001*    2000**    2001*   2000**    2001*  2000**  2001* 2000***
---------------------------------------------------------------------------------------
                                      SAFECO Northwest Fund
---------------------------------------------------------------------------------------
 Shares:
 Sales                 319     2,996       38      182       33     147      1       5
 Reinvestments           -         -        -        -        -       -      -       -
 Redemptions          (628)   (1,760)     (48)     (57)     (21)    (27)     -      (1)
                 ---------  --------  -------  -------  -------  ------    ---    ----
 Net Change           (309)    1,236      (10)     125       12     120      1       4
                 =========  ========  =======  =======  =======  ======    ===    ====
 Amounts:
 Sales           $   6,312  $ 78,669  $   771  $ 4,610  $   641  $3,629    $ 6    $131
 Reinvestments           -         -        -        -        -       -      -       -
 Redemptions       (12,454)  (44,313)    (983)  (1,322)    (393)   (656)     -      (6)
                 ---------  --------  -------  -------  -------  ------    ---    ----
 Net Change      $  (6,142) $ 34,356  $  (212) $ 3,288  $   248  $2,973    $ 6    $125
                 =========  ========  =======  =======  =======  ======    ===    ====
---------------------------------------------------------------------------------------
                                 SAFECO International Stock Fund
---------------------------------------------------------------------------------------
 Shares:
 Sales               8,496     5,115      239      145      155      40      1       7
 Reinvestments           -        99        -        5        -       5      -       -
 Redemptions        (8,143)   (5,077)    (227)    (121)    (158)    (22)     -       -
                 ---------  --------  -------  -------  -------  ------    ---    ----
 Net Change            353       137       12       29       (3)     23      1       7
                 =========  ========  =======  =======  =======  ======    ===    ====
 Amounts:
 Sales           $ 108,081  $ 81,126  $ 2,924  $ 2,329  $ 1,878  $  639    $ 4    $111
 Reinvestments           -     1,402        -       71        -      72      -       -
 Redemptions      (104,664)  (80,848)  (2,811)  (1,947)  (1,927)   (337)     -       -
                 ---------  --------  -------  -------  -------  ------    ---    ----
 Net Change      $   3,417  $  1,680  $   113  $   453  $   (49) $  374    $ 4    $111
                 =========  ========  =======  =======  =======  ======    ===    ====
---------------------------------------------------------------------------------------
                               SAFECO Balanced Fund
---------------------------------------------------------------------------------------
 Shares:
 Sales                 108       169       18       26       19      20
 Reinvestments           5        21        1        4        1       3
 Redemptions           (77)     (485)      (7)     (99)      (9)    (81)
                 ---------  --------  -------  -------  -------  ------
 Net Change             36      (295)      12      (69)      11     (58)
                 =========  ========  =======  =======  =======  ======
 Amounts:
 Sales           $   1,284  $  1,953  $   212  $   299  $   230  $  226
 Reinvestments          59       248       11       49        9      36
 Redemptions          (916)   (5,564)     (85)  (1,141)    (105)   (922)
                 ---------  --------  -------  -------  -------  ------
 Net Change      $     427  $ (3,363) $   138  $  (793) $   134  $ (660)
                 =========  ========  =======  =======  =======  ======

--------------------------------------------------------------------------------
  *  For the six-month period ended June 30, 2001.
 **  For the year ended December 31, 2000.
*** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements
(Unaudited)

                      No-Load          Class A        Class B
                 ------------------  -------------  --------------
                    2001*    2000**  2001*  2000**  2001*  2000**
------------------------------------------------------------------
                       SAFECO Small Company Value Fund
------------------------------------------------------------------
 Shares:
 Sales              2,430     1,015     53      18      4      29
 Reinvestments          -         -      -       -      -       -
 Redemptions       (2,319)   (1,330)   (53)    (30)    (4)    (31)
                 --------  --------  -----   -----   ----   -----
 Net Change           111      (315)     -     (12)     -      (2)
                 ========  ========  =====   =====   ====   =====
 Amounts:
 Sales           $ 31,172  $ 12,628  $ 678   $ 220   $ 46   $ 347
 Reinvestments          -         -      -       -      -       -
 Redemptions      (29,616)  (16,582)  (668)   (364)   (45)   (380)
                 --------  --------  -----   -----   ----   -----
 Net Change      $  1,556  $ (3,954) $  10   $(144)  $  1   $ (33)
                 ========  ========  =====   =====   ====   =====
------------------------------------------------------------------
                           SAFECO U.S. Value Fund
------------------------------------------------------------------
 Shares:
 Sales                 42        59      3       7      3       8
 Reinvestments          1         3      -       1      -       -
 Redemptions          (15)     (177)    (2)    (11)    (3)    (23)
                 --------  --------  -----   -----   ----   -----
 Net Change            28      (115)     1      (3)     -     (15)
                 ========  ========  =====   =====   ====   =====
 Amounts:
 Sales           $    483  $    673  $  31   $  86   $ 35   $  88
 Reinvestments          9        32      -       2      -       -
 Redemptions         (167)   (2,009)   (15)   (117)   (38)   (262)
                 --------  --------  -----   -----   ----   -----
 Net Change      $    325  $ (1,304) $  16   $ (29)  $ (3)  $(174)
                 ========  ========  =====   =====   ====   =====
------------------------------------------------------------------
                 SAFECO Intermediate-Term U.S. Treasury Fund
------------------------------------------------------------------
 Shares:
 Sales                503       232     35      17      9      10
 Reinvestments         21        56      2       4      1       3
 Redemptions         (429)     (391)   (25)    (21)    (1)    (22)
                 --------  --------  -----   -----   ----   -----
 Net Change            95      (103)    12       -      9      (9)
                 ========  ========  =====   =====   ====   =====
 Amounts:
 Sales           $  5,299  $  2,362  $ 375   $ 168   $ 93   $ 107
 Reinvestments        223       566     16      42     10      26
 Redemptions       (4,522)   (3,927)  (258)   (207)   (17)   (217)
                 --------  --------  -----   -----   ----   -----
 Net Change      $  1,000  $   (999) $ 133   $   3   $ 86   $ (84)
                 ========  ========  =====   =====   ====   =====

--------------------------------------------------------------------------------
 *  For the six-month period ended June 30, 2001.
**  For the year ended December 31, 2000.

Notes to Financial Statements
(Unaudited)


                       No-Load              Class A            Class B          Class C
                 --------------------  ------------------  ----------------  --------------
                     2001*     2000**     2001*    2000**    2001*   2000**  2001* 2000***
-------------------------------------------------------------------------------------------
                                     SAFECO High-Yield Bond Fund
-------------------------------------------------------------------------------------------
 Shares:
 Sales               6,993      5,262        23        84       10       23      1      13
 Reinvestments         209        438         4         9        4       11      -       -
 Redemptions        (7,560)    (6,895)      (36)     (125)      (9)     (88)     -       -
                 ---------  ---------  --------  --------  -------  -------    ---    ----
 Net Change           (358)    (1,195)       (9)      (32)       5      (54)     1      13
                 =========  =========  ========  ========  =======  =======    ===    ====
 Amounts:
 Sales           $  51,867  $  41,024  $    166  $    662  $    69  $   183    $11    $100
 Reinvestments       1,541      3,388        27        73       29       82      -       -
 Redemptions       (56,022)   (54,150)     (259)     (985)     (64)    (691)     -       -
                 ---------  ---------  --------  --------  -------  -------    ---    ----
 Net Change      $  (2,614) $  (9,738) $    (66) $   (250) $    34  $  (426)   $11    $100
                 =========  =========  ========  ========  =======  =======    ===    ====
-------------------------------------------------------------------------------------------
                                      SAFECO Money Market Fund
-------------------------------------------------------------------------------------------
 Shares:
 Sales             132,624    463,306    10,249    14,286    2,262      760      9     134
 Reinvestments       4,558     12,594        78       192       17       37      -       -
 Redemptions      (145,728)  (469,631)  (10,321)  (13,500)  (1,884)  (1,034)     -     (34)
                 ---------  ---------  --------  --------  -------  -------    ---    ----
 Net Change         (8,546)     6,269         6       978      395     (237)     9     100
                 =========  =========  ========  ========  =======  =======    ===    ====
 Amounts:
 Sales           $ 132,624  $ 463,306  $ 10,249  $ 14,286  $ 2,262  $   760    $ 9    $134
 Reinvestments       4,558     12,594        78       192       17       37      -       -
 Redemptions      (145,728)  (469,631)  (10,321)  (13,500)  (1,884)  (1,034)     -     (34)
                 ---------  ---------  --------  --------  -------  -------    ---    ----
 Net Change      $  (8,546) $   6,269  $      6  $    978  $   395  $  (237)   $ 9    $100
                 =========  =========  ========  ========  =======  =======    ===    ====
-------------------------------------------------------------------------------------------
                               SAFECO Managed Bond Fund
-------------------------------------------------------------------------------------------
 Shares:
 Sales                 157         81        43        42       34        7
 Reinvestments           7         20         1         3        1        4
 Redemptions           (87)      (242)      (23)      (53)     (22)     (38)
                 ---------  ---------  --------  --------  -------  -------
 Net Change             77       (141)       21        (8)      13      (27)
                 =========  =========  ========  ========  =======  =======
 Amounts:
 Sales           $   1,319  $     656  $    358  $    339  $   283  $    54
 Reinvestments          62        163        12        24       12       32
 Redemptions          (732)    (1,940)     (193)     (421)    (188)    (302)
                 ---------  ---------  --------  --------  -------  -------
 Net Change      $     649  $  (1,121) $    177  $    (58) $   107  $  (216)
                 =========  =========  ========  ========  =======  =======
-------------------------------------------------------------------------------------------

  *  For the six-month period ended June 30, 2001.
 **  For the year ended December 31, 2000.
*** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements
(Unaudited)

                                  No-Load          Class A        Class B
                             ------------------  -------------  --------------
                                2001*    2000**  2001*  2000**  2001*  2000**
------------------------------------------------------------------------------
                               SAFECO California Tax-Free Income Fund
------------------------------------------------------------------------------
 Shares:
 Sales                            889     3,650      -       1      4      28
 Reinvestments                    105       286      1       2      1       3
 Redemptions                   (2,237)   (3,301)    (3)    (16)     -      (8)
                             --------  --------   ----   -----   ----   -----
 Net Change                    (1,243)      635     (2)    (13)     5      23
                             ========  ========   ====   =====   ====   =====
 Amounts:
 Sales                       $ 11,080  $ 42,821   $  -     $11   $ 49   $ 320
 Reinvestments                  1,299     3,328      9      24     14      30
 Redemptions                  (28,135)  (38,081)   (41)   (183)     -    (100)
                             --------  --------   ----   -----   ----   -----
 Net Change                  $(15,756) $  8,068   $(32)  $(148)  $ 63   $ 250
                             ========  ========   ====   =====   ====   =====
------------------------------------------------------------------------------
                                     SAFECO Municipal Bond Fund
------------------------------------------------------------------------------
 Shares:
 Sales                          4,482     6,861     22      22     34       5
 Issued on Merger               1,462         -      -       -      -       -
 Reinvestments                    480     1,204      1       1      1       2
 Redemptions                   (4,651)   (8,738)   (20)    (20)    (2)    (60)
                             --------  --------   ----   -----   ----   -----
 Net Change                     1,773      (673)     3       3     33     (53)
                             ========  ========   ====   =====   ====   =====
 Amounts:
 Sales                       $ 63,479  $ 90,639   $314   $ 300   $481   $  60
 Value of Shares Issued on
 Merger                        20,372         -      -       -      -       -
 Reinvestments                  6,719    16,033      9      16     10      24
 Redemptions                  (65,224) (115,098)  (275)   (262)   (33)   (779)
                             --------  --------   ----   -----   ----   -----
 Net Change                  $ 25,346  $ (8,426)  $ 48   $  54   $458   $(695)
                             ========  ========   ====   =====   ====   =====
------------------------------------------------------------------------------
                                          SAFECO GNMA Fund
------------------------------------------------------------------------------
 Shares:
 Sales                          1,684       387      4      11      -      15
 Reinvestments                     79       195      -       -      -       -
 Redemptions                   (1,437)     (878)     -       -      -       -
                             --------  --------   ----   -----   ----   -----
 Net Change                       326      (296)     4      11      -      15
                             ========  ========   ====   =====   ====   =====
 Amounts:
 Sales                       $ 15,893  $  3,325   $ 41   $ 102   $  4   $ 135
 Reinvestments                    748     1,780      -       -      -       -
 Redemptions                  (13,551)   (7,960)    (1)      -     (3)      -
                             --------  --------   ----   -----   ----   -----
 Net Change                  $  3,090  $ (2,855)  $ 40   $ 102   $  1   $ 135
                             ========  ========   ====   =====   ====   =====

--------------------------------------------------------------------------------
 *  For the six-month period ended June 30, 2001.
** For the year ended December 31, 2000 for the California Tax-Free Income and Municipal Bond Funds. For the period from April 30, 2000 (initial issue date of Class A and B shares) through December 31, 2000 for the GNMA Fund.

Notes to Financial Statements
(Unaudited)



9. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. The Funds receive investment management and advising services pursuant to an agreement with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

   Growth Opportunities, Equity,
   Dividend Income, Northwest,       International Stock      Small Company
   Balanced and U.S. Value Funds:    Fund:                    Value Fund:
   --------------------------------- -----------------------  ----------------------
   First $250 million           .70% First $250 million 1.00% First $250 million .75%
   Next $500 million            .65   Next $500 million  .90   Next $500 million .70
   Next $500 million            .60   Over $750 million  .80   Next $500 million .65
   Over $1.25 billion           .55                           Over $1.25 billion .60
   --------------------------------- -----------------------  ----------------------
   Intermediate-Term U.S. Treasury
   and GNMA Fund:                    High-Yield Bond Fund:    Managed Bond Fund:
   --------------------------------- -----------------------  ----------------------
   First $250 million           .55% First $250 million  .65% First $750 million .50%
   Next $500 million            .50   Next $500 million  .55   Next $500 million .45
   Next $500 million            .45   Over $750 million  .50  Over $1.25 billion .40
   Over $1.25 billion           .40
   --------------------------------- -----------------------  ----------------------
   Municipal and California Bond
   Funds:                            Money Market Fund:
   --------------------------------- -----------------------
   First $250 million           .50% First $250 million  .50%
   Next $500 million            .45   Next $500 million  .45
   Over $750 million            .40   Next $500 million  .40
                                     Over $1.25 billion  .35
   --------------------------------- -----------------------

SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Stock Fund.

Fund Accounting and Fund Administration Fees. SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

           Fund Accounting:                           Fund Administration:
           ------------------------------             -----------------------------------
           First $200 million        .04%             First $200 million             .05%
           Over $200 million         .01              Over $200 million              .01
           ------------------------------             -----------------------------------

Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.

Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2001 no such borrowings were outstanding.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

Notes to Financial Statements
(Unaudited)


Line of Credit. The Trusts, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is currently available to meet short-term financing needs. At June 30, 2001 no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2001, SAFECO Insurance Company of America owned 450,000 shares (8% of outstanding shares) of the Northwest Fund, and 500,000 shares (24%) of the Intermediate-Term U.S. Treasury Fund. In addition, at June 30, 2001, SAFECO Asset Management Company owned 694,490 shares (24%) of the International Stock Fund, 519,268 shares (33%) of the Balanced Fund, 500,000 shares (61%) of the U.S. Value Fund, and 428,179 shares (46%) of the Managed Bond Fund.

Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) which exceed, on an annual basis, 0.30% of the average daily net assets for the Money Market Fund and 0.40% for all other Funds.

Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the six-month period ended June 30, 2001:

                                        Commissions
             (In Thousands)                Retained
             --------------------------------------
             Growth Opportunities Fund          $ 1
             Northwest Fund                       2
             International Stock Fund             3
             Balanced Fund                        1
             Municipal Bond Fund                  3
             --------------------------------------

Notes to Financial Statements
(Unaudited)



10. INVESTMENTS IN AFFILIATES

Each of the companies listed below is an affiliate of the Funds because the Funds owned at least 5% of the company's voting securities during the six-month period ended June 30, 2001.

                                                                                Market Value
                                                                                          of
                            Shares at                       Shares at             Affiliates
                            Beginning                             End               June 30,
 (In Thousands)             of Period Additions Reductions  of Period Dividends         2001
--------------------------------------------------------------------------------------------
 SAFECO Growth
 Opportunities Fund
 American Healthways,
 Inc.                             553         -       (553)         -         -     $      -
 Concepts Direct, Inc.            480         -          -        480         -        1,486
 Conceptus, Inc.                1,222       196          -      1,418         -       21,276
 Elizabeth Arden, Inc.+           918        26          -        944         -       23,038
 Endocare, Inc.                   806       263          -      1,069         -       17,085
 FTI Consulting, Inc.             650         -        (55)       595         -       12,960
 Harold's Stores, Inc.            542         -          -        542         -        1,627
 Lifeline Systems, Inc.           561         -          -        561         -       11,076
 Matria Healthcare, Inc.          550        49          -        599         -        9,436
 MICROS Systems, Inc.           1,269         -        (35)     1,234         -       27,144
 Nastech Pharmaceutical
 Co.                                -       435          -        435         -        4,285
 NCO Group, Inc.                2,201         -        (97)     2,104         -       65,075
 North American
 Scientific, Inc.                 821       132          -        953         -       13,821
 Physiometrix, Inc.               314       176          -        490         -        1,471
 PLATO Learning, Inc.             450       125          -        575         -       17,802
 PolyMedica Corp.                 745       453          -      1,198         -       48,507
 Prime Medical Services,
 Inc.                           1,226         -          -      1,226         -        5,531
 Provell, Inc. (Class
 A)++                             662         -          -        662         -        2,716
 Rent-Way, Inc.                 2,162       534          -      2,696         -       29,383
 Res-Care, Inc. *               1,249         -       (176)     1,073         -            -
 Serologicals Corp. *           2,065         -       (891)     1,174         -            -
 SpectRx, Inc.                      -       861          -        861         -        6,401
 Sphinx International,
 Inc.+++                          832         -          -        832         -          790
 Towne Services, Inc.             260         -          -        260         -          223
 TRM Copy Centers Corp.           710         -          -        710         -        1,207
 Wet Seal, Inc. (Class A)         543         -       (543)         -         -            -
                                                                                    --------
                                                                                    $322,340
                                                                                    ========
 SAFECO Small Company
 Value Fund
 International Aircraft
 Investors, Inc.                  187         -          -        187         -          684
                                                                                    --------
                                                                                    $    684
                                                                                    ========
--------------------------------------------------------------------------------------------

  *  Company was not an affiliate at the end of the period.
  +  Name Change from French Fragrances, Inc.
 ++  Name Change from DAMARK International, Inc.
+++  Name Change from Phoenix International, Inc.

SAFECO MUTUAL FUNDS                                               1-800-528-6501

      SAFECO MUTUAL FUNDS

BOARD OF TRUSTEES
Randall H. Talbot, Chairman
Barbara J. Dingfield
David F. Hill
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS
David F. Hill, President
Ronald L. Spaulding,  Vice President and Treasurer
David H. Longhurst,  Vice President and Controller
Scott D. Murphy,  Assistant Controller

INVESTMENT ADVISOR
SAFECO Asset Management Company

DISTRIBUTOR
SAFECO Securities, Inc.

TRANSFER AGENT
SAFECO Services Corporation

CUSTODIAN
State Street Bank
Chase Manhattan Bank
(International Stock Fund)

FOR CLIENT SERVICES

1-800-528-6501

TTY/TDD
1-800-438-8718

*All telephone calls are tape-recorded for your protection.

For 24-Hour Automated Performance Information and Transactions
Nationwide: 1-800-835-4391

Mailing Address
SAFECO Mutual Funds
c/o NFDS
P.O. Box 219241
Kansas City, MO
64121-9241

Internet
www.safecofunds.com

Email
invest@safeco.com

This report must be preceded or accompanied by a current prospectus.

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